ANNUAL REPORT
--------------------------------------------------------------------------------

                       COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                          AUDITED FINANCIAL STATEMENTS

                                    INCLUDING

                            STATEMENT OF INVESTMENTS

                                DECEMBER 31, 1995

















--------------------------------------------------------------------------------
    As required by the  Investment  Company Act of 1940,  CREF provides its
    participants   with  this  year-end  annual  report  of  the  financial
    condition and portfolio holdings of the Stock Account. CREF also provides an annual report to participants in the six other CREF accounts. Semi-annual reports are also provided each year toward the end of August.
--------------------------------------------------------------------------------

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT
                      INDEX TO AUDITED FINANCIAL STATEMENTS

                                DECEMBER 31, 1995


--------------------------------------------------------------------------------
                                                                           Page
                                                                           ----
Report of Management Responsibility ......................................    2
Report of Independent Auditors ...........................................    3
Audited Financial Statements:
  Statement of Assets and Liabilities ....................................    4
  Statement of Operations ................................................    5
  Statements of Changes in Net Assets ....................................    6
  Notes to Financial Statements ..........................................    7
  Statement of Investments ...............................................   12
Participant Voting Results ...............................................   50

--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY



To the Participants of
   College Retirement Equities Fund:

The accompanying financial statements of the Stock Account of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all CREF Accounts, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission regularly examine the financial statements of the CREF Accounts as part of their periodic corporate examinations.

                                                     /s/ John H. Biggs
                                            --------------------------------
                                                      Chairman and
                                                 Chief Executive Officer


                                                    /s/ Thomas W. Jones
                                            --------------------------------
                                              Vice Chairman, President and
                                                 Chief Operating Officer


                                                   /s/ Richard L. Gibbs
                                            --------------------------------
                                              Executive Vice President and
                                              Principal Accounting Officer

Deloitte &
  Touche LLP
------------            --------------------------------------------------------
            [LOGO]      Two World Financial Center     Telephone: (212) 436-2000
                        New York, New York 10281-1414  Facsimile: (212) 436-5000


                         REPORT OF INDEPENDENT AUDITORS

To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Account of College Retirement Equities Fund ("CREF") as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two year period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Stock Account of CREF at December 31, 1995, the results of its operations and the changes in its net assets for the above-stated periods, in conformity with generally accepted accounting principles.




/S/ Deloitte & Toche LLP

February 6, 1996




---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1995


ASSETS
  Portfolio investments, at cost .......................................   $44,503,997,087
  Net unrealized appreciation of portfolio investments .................    25,699,335,481
                                                                           ---------------
  Portfolio investments, at value ......................................    70,203,332,568
  Cash .................................................................        20,634,089
  Dividends and interest receivable ....................................       134,438,595
  Receivable from securities transactions ..............................       333,015,778
  Amounts due from TIAA ................................................        11,110,003
                                                                           ---------------
                                                            TOTAL ASSETS    70,702,531,033
                                                                           ---------------

LIABILITIES
  Deposits for securities loaned-Note 4 ................................       949,705,474
  Due to  banks-Note 4 .................................................         7,012,994
  Payable for securities transactions ..................................       375,528,680
                                                                           ---------------
                                                       TOTAL LIABILITIES     1,332,247,148
                                                                           ---------------

NET ASSETS
  Accumulation Fund ....................................................    57,876,350,382
  Annuity Fund .........................................................    11,493,933,503
                                                                           ---------------
                                                        TOTAL NET ASSETS   $69,370,283,885
                                                                           ===============

NUMBER OF ACCUMULATION UNITS OUTSTANDING-Notes 5 and 6 .................       632,802,980
                                                                           ===============
NET ASSET VALUE, PER ACCUMULATION UNIT-Note 5 ..........................            $91.46
                                                                                    ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1995




INVESTMENT INCOME
  Income:
    Dividends ................................................ $  1,397,091,722
    Interest .................................................       37,153,764
                                                               ----------------
                                                  TOTAL INCOME    1,434,245,486
                                                               ----------------
  Expenses-Note 3:
    Investment ...............................................       57,118,512
    Operating ................................................      149,045,228
                                                               ----------------
                                                TOTAL EXPENSES      206,163,740
    Fees paid indirectly .....................................         (380,429)
                                                               ----------------
                                                  NET EXPENSES      205,783,311
                                                               ----------------
                                         INVESTMENT INCOME-NET    1,228,462,175
                                                               ----------------
REALIZED AND UNREALIZED GAIN ON TOTAL
  INVESTMENTS-Note 4
    Net realized gain on:
      Portfolio investments ..................................    1,808,625,045
      Futures transactions ...................................       57,150,217
      Foreign currency transactions ..........................        2,887,111
                                                               ----------------
                                             Net realized gain    1,868,662,373
                                                               ----------------
    Net change in unrealized appreciation (depreciation) on:
      Portfolio investments ..................................   13,327,950,415
      Futures transactions ...................................       (4,089,953)
      Translation of assets (other than portfolio investments)
        and liabilities in foreign currencies ................         (725,756)
                                                               ----------------
                         Net change in unrealized appreciation   13,323,134,706
                                                               ----------------
         NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS   15,191,797,079
                                                               ----------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 16,420,259,254
                                                               ================

                        See notes to financial statements

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 Years Ended December 31,
                                                                             ---------------------------------
                                                                                 1995                1994
                                                                             -------------       -------------

FROM OPERATIONS
  Investment income-net................................................     $ 1,228,462,175     $ 1,128,172,222
  Net realized gain on total investments...............................       1,868,662,373       2,493,715,226
  Net change in unrealized appreciation (depreciation) on
    total investments..................................................      13,323,134,706      (3,671,319,655)
                                                                            ---------------     ---------------
                                 NET INCREASE (DECREASE) IN NET ASSETS
                                             RESULTING FROM OPERATIONS       16,420,259,254         (49,432,207)
                                                                            ---------------     ---------------

FROM PARTICIPANT TRANSACTIONS
  Premiums.............................................................       2,244,897,088       2,196,938,476
                                                                            ---------------     ---------------
  Disbursements and transfers:
    Net transfers to TIAA..............................................         359,202,304         190,633,668
    Net transfers to other CREF Accounts...............................         551,347,519         912,058,265
    Annuity payments...................................................         853,948,681         771,379,292
    Withdrawals and repurchases........................................         690,669,089         561,624,079
    Death benefits.....................................................          91,070,246          78,684,679
                                                                            ---------------     ---------------
                                 TOTAL DISBURSEMENTS AND TRANSFERS, NET       2,546,237,839       2,514,379,983
                                                                            ---------------     ---------------
                                   NET DECREASE IN NET ASSETS RESULTING
                                          FROM PARTICIPANT TRANSACTIONS        (301,340,751)       (317,441,507)
                                                                            ---------------     ---------------
                                  NET INCREASE (DECREASE) IN NET ASSETS      16,118,918,503        (366,873,714)
NET ASSETS
  Beginning of year....................................................      53,251,365,382      53,618,239,096
                                                                            ---------------     ---------------
  End of year..........................................................     $69,370,283,885     $53,251,365,382
                                                                            ===============     ===============



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of seven investment portfolios. The accompanying financial statements are those of the Stock Account ("Account"), which invests primarily in equity securities. The six other investment portfolios of CREF, which are not included in these financial statements, include a Money Market Account, which invests in money market instruments; a Bond Market Account, which invests in a broad range of fixed-income securities; a Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; a Global Equities Account, which invests in equity securities of foreign and domestic companies; a Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; and an Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.

NOTE  2--SIGNIFICANT  ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.


FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio invest-ments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(Continued)


NOTE 2-SIGNIFICANT ACCOUNTING POLICIES-(Continued)

investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities in foreign currencies.


SECURITIES LENDING: The Account has a program to lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. When portfolio securities are loaned, the Account receives additional income on the collateral and continues to receive income on the securities loaned. Additionally, any change in the market value of the securities loaned is recognized by the Account. The Account may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower of securities fail financially.


COVERED CALL OPTIONS WRITTEN: The Account writes (sells) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.


FUTURES CONTRACTS: The Account purchases futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.


FORWARD CURRENCY CONTRACTS: The Account enters into forward currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies. When the contract is closed, payment is made or received and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. The Account may also enter into a forward currency contract to offset an existing contract. Forward currency contracts are entered into directly with a counterparty and the Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(Continued)


NOTE 2-SIGNIFICANT ACCOUNTING POLICIES-(Concluded)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

FEDERAL INCOME TAXES: CREF is a nonprofit educational organization exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF is not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts are not taxable. Any nonpension related income is subject to federal income taxation as unrelated business income; however, for the years covered by these financial statements there was no such income.


NOTE 3--MANAGEMENT  AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

Investment Management and Services generally pay directly for all third-party services provided for the benefit of the CREF Accounts. "Soft-dollar" arrangements for brokerage and other services are generally not utilized by the CREF Accounts. However, certain custodial fees are reduced based on the level of average cash balances on deposit with a custodian bank during the period. The amount by which custodial fees were reduced under these expense offset agreements is reflected in the accompanying Statement of Operations as "Fees paid indirectly".


NOTE 4--INVESTMENTS

At December 31, 1995, the value of securities loaned was $2,167,018,851 and collateral received in connection therewith was comprised of cash of $949,705,474, letters of credit of $1,021,490,000 and United States government securities amounting to $321,864,708.

At December 31, 1995, the due to banks balance resulted from securities transactions which were settled and paid by January 2, 1996.

At December 31, 1995, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:


     Gross unrealized appreciation of portfolio investments.............................    $26,984,535,296
     Gross unrealized depreciation of portfolio investments.............................      1,285,199,815
                                                                                            ---------------
     NET UNREALIZED APPRECIATION OF PORTFOLIO INVESTMENTS...............................    $25,699,335,481
                                                                                            ===============

During 1995 the Account engaged in transactions in futures contracts in the Standard & Poor's 500 Index with the following results:

     Futures contracts open at December 31, 1995, at cost...............................      $ 237,450,653
     Net unrealized depreciation........................................................      $  (2,439,653)
                                                                                              -------------
     Futures contracts open at December 31, 1995, at value..............................      $ 235,011,000
                                                                                              =============
     Net realized gain on futures contracts closed......................................      $  57,150,217
     Net change in unrealized depreciation..............................................      $  (4,089,953)
     Number of futures contracts open at December 31, 1995..............................                760
     Average fair value of futures contracts based
       o n daily balances during the year...............................................      $ 197,448,378

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(Continued)


NOTE 4-INVESTMENTS-(Concluded)

For the year ended December 31, 1995, transactions in covered call options written were as follows:

                                                                                 Number of
                                                                                 Contracts         Premiums
                                                                                 ---------       ----------
Options outstanding at December 31, 1994.....................................           --               --
Options written..............................................................        4,300       $1,817,039
Options terminated in closing purchase transactions..........................           --               --
Options expired..............................................................           --               --
Options exercised............................................................       (4,300)      (1,817,039)
                                                                                  --------       ----------
Options outstanding at December 31, 1995.....................................           --       $       --
                                                                                  ========       ==========

Companies in which the Account held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1995, the total value of investments in affiliated companies was $1,082,434,442. For the year ended December 31, 1995, total dividend income and the net realized loss relating to such investments were $18,417,571 and $6,228,985, respectively.

During 1994, the Account sold its wholly-owned subsidiary, College Retirement Equities Fund B.V., a foreign investment company. The effect of this transaction on the accompanying Statement of Changes in Net Assets for the year ended December 31, 1994 was to increase the net realized gain by $59,184,115 and decrease the unrealized appreciation by $66,564,355.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the year ended December 31, 1995, were as follows:

Purchases:
  Unaffiliated issuers ......................................   $11,003,225,763
  Affiliated issuers ........................................        83,766,725
                                                                ---------------
                                              TOTAL PURCHASES   $11,086,992,488
                                                                ===============
Sales:
  Unaffiliated issuers ......................................   $ 9,737,788,620
  Affiliated issuers ........................................       118,400,761
                                                                ---------------
                                                  TOTAL SALES   $ 9,856,189,381
                                                                ===============

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(Concluded)


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                             For the Years Ended December 31,
                                           ----------------------------------------------------------------
                                              1995          1994           1993         1992          1991
                                              ----          ----           ----         ----          ----
Per Accumulation Unit Data:
  Investment income....................    $  1.885       $ 1.699        $ 1.606      $ 1.523       $ 1.552
  Expenses.............................        .271          .223           .210         .181          .184
                                            -------       -------        -------      -------       -------
  Investment income--net...............       1.614         1.476          1.396        1.342         1.368
  Net realized and unrealized
    gain (loss) on investments.........      19.984        (1.557)         7.139        2.294        11.994
                                            -------       -------        -------      -------       -------
Net increase (decrease) in
  Accumulation Unit Value..............      21.598         (.081)         8.535        3.636        13.362
Accumulation Unit Value:
  Beginning of year....................      69.862        69.943         61.408       57.772        44.410
                                            -------       -------        -------      -------       -------
  End of year..........................     $91.460       $69.862        $69.943      $61.408       $57.772
                                            =======       =======        =======      =======       =======
Ratios to Average Net Assets:
  Expenses.............................        0.34%         0.32%          0.32%        0.31%         0.36%
  Investment income--net...............        2.00%         2.11%          2.14%        2.32%         2.65%
Portfolio turnover rate................       16.25%        18.77%         22.93%       16.29%        22.47%
Thousands of Accumulation Units
  outstanding at end of year...........     632,803       637,435        642,528      645,564       640,298


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                                 Years Ended December 31,
                                                                                ---------------------------
                                                                                   1995            1994
                                                                                -----------     -----------
Accumulation Units:
  Credited for premiums .....................................................    27,995,571      31,350,733
  Cancelled for transfers, disbursements and
    amounts applied to the Annuity Fund......................................   (32,627,261)    (36,444,412)
  Outstanding:
      Beginning of year......................................................   637,434,670     642,528,349
                                                                                -----------     -----------
      End of year............................................................   632,802,980     637,434,670
                                                                                ===========     ===========

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1995

                               SUMMARY BY INDUSTRY

                                              VALUE         %
                                         --------------  ------
BONDS
 CORPORATE BONDS
  AUTOMOTIVE & RELATED ..............  $       125,988    0.00%
  BANKS .............................       32,419,664    0.05
  BROADCASTERS ......................        8,765,762    0.01
  CONGLOMERATES .....................           96,799    0.00
  ELECTRICAL EQUIPMENT ..............          208,845    0.00
  ENVIRONMENTAL CONTROL .............        4,331,730    0.01
  FINANCIAL--MISCELLANEOUS ..........        1,610,960    0.00
  HEALTHCARE--DRUGS .................       10,650,000    0.02
  INSURANCE--MULTI-LINE,
   PROPERTY & CASUALTY ..............        3,979,780    0.00
  LEISURE TIME ......................          595,797    0.00
  RETAIL--GENERAL MERCHANDISE .......        5,586,755    0.01
                                        --------------  ------
 TOTAL CORPORATE BONDS
  (Cost $ 57,563,633) ...............       68,372,080    0.10
                                        --------------  ------
 GOVERNMENT BONDS
  GOVERNMENT BONDS ..................          416,406    0.00
                                        --------------  ------
 TOTAL GOVERNMENT BONDS
  (Cost $ 381,469) ..................          416,406    0.00
                                        --------------  ------
TOTAL BONDS
 (Cost $ 57,945,102) ................      68,788,486     0.10
                                        --------------  ------


PREFERRED STOCK
  AUTOMOTIVE & RELATED ..............        1,916,003    0.00
  BANKS .............................        2,040,904    0.00
  BEVERAGES .........................          584,345    0.00
  BUSINESS SERVICES .................       12,886,894    0.02
  CHEMICALS--MAJOR ..................        7,677,389    0.01
  CHEMICALS--SPECIALTY ..............           61,759    0.00
  COMMUNICATION
   EQUIPMENT & SERVICES .............       15,512,159    0.02
  CONGLOMERATES .....................          352,255    0.00
  CONSTRUCTION--
    MATERIALS & BUILDERS ............          380,375    0.00
  COSMETICS .........................           21,574    0.00
  FINANCIAL--MISCELLANEOUS ..........          351,327    0.00
  FOODS .............................          170,679    0.00
  FOREST PRODUCTS ...................        3,054,198    0.00
  HEALTHCARE--DRUGS .................       10,028,565    0.02
  HEALTHCARE--SERVICE ...............       10,470,630    0.02
  HOUSEHOLD--DURABLE GOODS ..........          173,802    0.00
  HOUSEHOLD--PRODUCTS ...............           34,547    0.00
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY .............          125,300    0.00
  MACHINERY .........................        2,103,947    0.00
  METALS--NON-FERROUS ...............          113,168    0.00
  METALS--STEEL .....................       10,375,626    0.02
  PAPER .............................       60,775,000    0.09
  PETROLEUM--
   EXPLORATION & PRODUCTION .........           90,833    0.00
  PETROLEUM--INTEGRATED .............          720,783    0.00
  PUBLISHING--NEWSPAPER .............        9,753,113    0.02
  PUBLISHING--OTHER .................        9,537,825    0.01
  RETAIL--GENERAL MERCHANDISE .......          229,876    0.00
  TOBACCO ...........................       36,547,875    0.05
  UTILITIES--ELECTRIC ...............        6,294,566    0.01
  UTILITIES--GAS & PIPELINE .........          672,709    0.00
  UTILITIES--OTHER ..................          100,524    0.00
  UTILITIES--TELEPHONE ..............       24,378,409    0.04
                                        --------------  ------
TOTAL PREFERRED STOCK
 (Cost $ 188,357,421) ...............     227,536,959     0.33
                                        --------------  ------

COMMON STOCK
  AEROSPACE .........................      843,359,652    1.22
  AIR TRANSPORTATION ................      340,819,556    0.49
  AUTOMOTIVE & RELATED ..............    1,696,783,729    2.45
  BANKS .............................    6,051,719,663    8.72
  BEVERAGES .........................    1,741,777,584    2.51
  BROADCASTERS ......................      729,662,259    1.05
  BUSINESS SERVICES .................      885,475,021    1.28
  CHEMICALS--MAJOR ..................    1,376,940,021    1.98
  CHEMICALS--SPECIALTY ..............    1,344,687,582    1.94
  COMMUNICATION
    EQUIPMENT & SERVICES ............    1,219,387,805    1.76
  COMPUTER SERVICE ..................    1,795,776,188    2.58
  CONGLOMERATES .....................    1,676,088,544    2.42
  CONSTRUCTION--
    MATERIALS & BUILDERS ............      882,766,461    1.27
  CONTAINERS ........................       75,244,668    0.11
  COSMETICS .........................      342,206,573    0.49
  ELECTRICAL EQUIPMENT ..............    2,951,143,345    4.25
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED ..........    1,724,438,252    2.49
  ELECTRICAL EQUIPMENT--
    INSTRUMENTS .....................      398,014,007    0.57
  ENVIRONMENTAL CONTROL .............      262,623,048    0.38
  FINANCIAL--MISCELLANEOUS ..........    2,371,489,727    3.42
  FOODS .............................    1,499,894,992    2.16
  FOREST PRODUCTS ...................      512,404,520    0.74
  HEALTHCARE--DRUGS .................    4,058,418,714    5.85
  HEALTHCARE--HOSPITAL SUPPLY .......    1,095,672,165    1.57
  HEALTHCARE--OTHER .................      695,365,287    1.00
  HEALTHCARE--SERVICE ...............      956,658,487    1.38
  HOUSEHOLD--
    CONSUMER ELECTRONICS ............      160,156,967    0.23
  HOUSEHOLD--DURABLE GOODS ..........      250,805,572    0.36
  HOUSEHOLD--PRODUCTS ...............      928,545,446    1.34
  INSURANCE--BROKERS & OTHER ........      211,899,872    0.31
  INSURANCE--LIFE ...................      396,624,290    0.57
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY .............    2,306,494,023    3.32
  LEISURE TIME ......................      900,966,490    1.30
  MACHINERY .........................    1,380,008,003    1.99
  METALS--ALUMINIUM .................      157,703,449    0.23
  METALS--GOLD ......................      284,203,042    0.41
  METALS--NON-FERROUS ...............      324,075,541    0.46
  METALS--STEEL .....................      483,533,299    0.70
  MISCELLANEOUS
    MATERIALS & COMMODITIES .........       32,611,425    0.05
  OFFICE EQUIPMENT ..................    2,167,971,648    3.13
  PAPER .............................      719,122,257    1.04
  PETROLEUM--
    EXPLORATION & PRODUCTION ........      603,478,584    0.86
  PETROLEUM--INTEGRATED .............    3,224,882,611    4.65
  PETROLEUM--SERVICE ................      517,352,220    0.75
  PHOTOGRAPHY .......................      250,187,529    0.36


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1995

                               SUMMARY BY INDUSTRY

                                             VALUE         %
                                       ---------------  ------

  PROPERTY--REAL ESTATE .............  $   716,011,834    1.03%
  PUBLISHING--NEWSPAPER .............      359,025,231    0.52
  PUBLISHING--OTHER .................      657,714,947    0.95
  RAILROAD ..........................      666,143,000    0.96
  RESTAURANTS & HOTELS ..............      679,556,872    0.98
  RETAIL--FOOD ......................      461,478,178    0.67
  RETAIL--GENERAL MERCHANDISE .......    2,464,192,127    3.55
  TEXTILE & APPAREL .................      321,399,410    0.46
  TOBACCO ...........................    1,259,904,559    1.82
  TRADING COMPANIES .................      142,212,450    0.21
  TRUCKERS & SHIPPING ...............      214,242,932    0.31
  UTILITIES--ELECTRIC ...............    2,816,740,775    4.06
  UTILITIES--GAS & PIPELINE .........      669,544,246    0.97
  UTILITIES--OTHER ..................       31,544,421    0.05
  UTILITIES--TELEPHONE ..............    4,314,688,457    6.21
                                       ---------------  ------

TOTAL COMMON STOCK
 (Cost $ 42,954,305,341) ............   68,603,839,557   98.89
                                       ---------------  ------

SHORT TERM INVESTMENTS
  BANK NOTES ........................       50,070,995    0.07
  BANKERS ACCEPTANCES ...............       55,726,811    0.08
  CERTIFICATES OF DEPOSIT ...........       75,014,065    0.11
  COMMERCIAL PAPER ..................      905,541,855    1.31
  EURO CERTIFICATES OF DEPOSIT ......       20,005,248    0.02
  GOVERNMENT AGENCIES ...............       23,883,903    0.03
  MEDIUM TERM NOTES .................       25,000,124    0.04
  U.S. TREASURY NOTES ...............       52,945,405    0.08
  VARIABLE RATE NOTES ...............       94,978,000    0.14
                                        --------------  ------

TOTAL SHORT TERM INVESTMENTS
 (Cost $ 1,303,389,223) .............    1,303,166,406    1.88
                                       ---------------  ------

   ROUNDING .........................            1,160    0.00
                                       ---------------  ------

TOTAL PORTFOLIO
 (Cost $ 44,503,997,087) ............   70,203,332,568  101.20
   OTHER ASSETS & LIABILITIES, NET ..     (833,048,683)  (1.20)
                                       ---------------  ------

NET ASSETS ..........................  $69,370,283,885  100.00%
                                       ===============  ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1995

                               SUMMARY BY COUNTRY


                                         VALUE             %
                                    ---------------     -------

DOMESTIC:
  UNITED STATES ..................  $57,100,996,851      81.33%
                                    ---------------     ------

TOTAL DOMESTIC ...................   57,100,996,851      81.33
                                    ---------------     ------

FOREIGN:
  ARGENTINA ......................       14,819,100       0.02
  AUSTRALIA ......................      380,879,601       0.54
  AUSTRIA ........................       14,449,675       0.02
  BELGIUM ........................       91,624,201       0.13
  BRAZIL .........................       36,890,258       0.05
  CANADA .........................      329,674,153       0.47
  CHILE ..........................       48,157,712       0.07
  CHINA ..........................       37,642,564       0.05
  DENMARK ........................       62,425,896       0.09
  FINLAND ........................       65,507,674       0.09
  FRANCE .........................      556,817,588       0.79
  GERMANY ........................      490,457,547       0.70
  HONG KONG ......................    1,036,978,787       1.48
  INDIA ..........................       15,075,517       0.02
  INDONESIA ......................       34,823,295       0.05
  IRELAND ........................        4,548,942       0.01
  ITALY ..........................      209,207,776       0.30
  JAPAN ..........................    3,997,122,609       5.70
  KOREA ..........................      104,330,466       0.15
  MALAYSIA .......................      197,212,107       0.28
  MEXICO .........................       26,520,468       0.04
  MISCELLANEOUS ..................       31,714,965       0.05
  NETHERLANDS ....................      616,025,088       0.88
  NEW ZEALAND ....................      209,772,929       0.30
  NORWAY .........................       74,046,665       0.11
  PHILIPPINES ....................       20,779,629       0.03
  PORTUGAL .......................        7,780,000       0.01
  SINGAPORE ......................      150,142,239       0.21
  SOUTH AFRICA ...................       29,710,014       0.04
  SPAIN ..........................      199,585,741       0.28
  SWEDEN .........................      295,888,124       0.42
  SWITZERLAND ....................      721,646,454       1.03
  THAILAND .......................       78,296,324       0.11
  UNITED KINGDOM .................    1,608,615,203       2.29
                                    ---------------     ------
TOTAL FOREIGN                        11,799,169,311      16.81
                                    ---------------     ------
SHORT TERM INVESTMENTS                1,303,166,406       1.86
                                    ---------------     ------
TOTAL PORTFOLIO                     $70,203,332,568     100.00%
                                    ===============     ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1995


     PAR
    VALUE                                                 VALUE
  --------                                              ---------
               BONDS--0.10%
                CORPORATE BONDS--0.10%
                 AUTOMOTIVE & RELATED--0.00%
                  MICHELIN S.A. CV
      2,333(1)      2.500%,  01/01/01 ................  $ 125,988
                                                       ----------
                 BANKS--0.05%
                  BANGKOK BANK  PUBLIC CO LTD CV
  5,000,000         3.250%,  03/03/04 ................  5,325,000
                  BANK OF TOKYO CV
226,000,000(2)      6.100%,  03/31/97 ................  3,956,664
                  MITSUBISHI BK CV
 20,000,000         3.000%,  11/30/02 ................ 23,138,000
                                                       ----------
                                                       32,419,664
                                                       ----------
                 BROADCASTERS--0.01%
                  VIACOM INTERNATIONAL, INC
                   (SUBORDINATED DEB)
  8,615,000         8.000%,  07/07/06 ................  8,765,762
                                                       ----------
                 CONGLOMERATES--0.00%
                  BRIERLEY INVESTMENTS LTD CV NOTES
    129,875(3)      9.000%,  06/30/98 ................     96,799
                                                       ----------
                 ELECTRICAL EQUIPMENT--0.00%
                  OLIVETTI S.P.A. CV
    255,000(4)      7.500%,  01/01/99 ................    208,845
                                                       ----------
                 ENVIRONMENTAL CONTROL--0.01%
                 WMX  TECHNOLOGIES, INC
                  (SUBORDINATED CV NOTES)
  4,979,000         2.000%,  01/24/05 ................  4,331,730
                                                       ----------
                 FINANCIAL--MISCELLANEOUS--0.00%
                  FINANCE ONE PUBLIC CO LTD
     57,578(5)      3.750%,  03/15/01 ................  1,610,960
                                                       ----------
                 HEALTHCARE--DRUGS--0.02%
                  IVAX CORP CV
 10,000,000         6.500%,  11/15/01 ................ 10,650,000
                                                       ----------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.00%
                 AXA S.A. CV
     20,729(1)      4.500%,  01/01/99 ................  1,475,041
      7,176(1)      6.000%,  01/01/01 ................  2,504,739
                                                       ----------
                                                        3,979,780
                                                       ----------
                 LEISURE TIME--0.00%
                  SKIS ROSSIGNOL S.A. CV
      1,250(1)      3.000%,  04/01/01 ................    595,797
                                                       ----------
                 RETAIL--GENERAL MERCHANDISE--0.01%
                 CARSON PIRIE SCOTT CO
                  (SUBORDINATED NOTES)
  1,103,444         13.000%,  03/28/05 ...............  1,106,755
                  GOLDLION CAPITAL CV
  4,000,000         4.875%,  02/01/99 ................  4,480,000
                                                       ----------
                                                        5,586,755
                                                       ----------
                TOTAL CORPORATE BONDS
                  (Cost $57,563,633) ................. 68,372,080
                                                       ----------
                GOVERNMENT BONDS--0.00%
                U.S. GOVERNMENT BONDS--0.00%
                 U.S. TREASURY BOND
    325,000         11.750%,  02/15/01 ...............    416,406
                                                       ----------
                TOTAL GOVERNMENT BONDS
                 (Cost $381,469) .....................    416,406

                TOTAL BONDS
                 (Cost $57,945,102) .................. 68,788,486
                                                       ----------
 ----------------
(1) DENOMINATED IN FRENCH FRANCS
(2) DENOMINATED IN JAPANESE YEN
(3) DENOMINATED IN NEW ZEALAND DOLLARS
(4) DENOMINATED IN ITALIAN LIRE
(5) DENOMINATED IN THAILAND BAHTS

     SHARES
    -------
               PREFERRED STOCK--0.33%
                AUTOMOTIVE & RELATED--0.00%
     15,800       PIRELLI PNEUS S.A. .................     22,269
      7,800       VOLKSWAGENWERKE AG. ................  1,893,734
                                                       ----------
                                                        1,916,003
                                                       ----------
                 BANKS--0.00%
  2,710,000       BANCO ITAU S.A. ....................    755,566
      2,900       BANK AUSTRIA AG. ...................    138,800
127,270,692       BRADESCO S.A. ......................  1,112,964
    858,800       UNIBANCO S.A. ......................     33,574
                                                       ----------
                                                        2,040,904
                                                       ----------
                 BEVERAGES--0.00%
  1,419,924       BRAHMA S.A. ........................    584,345
                                                       ----------
                 BUSINESS SERVICES--0.02%
     85,000       SAP (VORZUG) AG. ................... 12,886,894
                                                       ----------
                 CHEMICALS--MAJOR--0.01%
    170,000       COPENE-PETROQUIMICA DO NORDESTE S.A.     75,903
     80,000     o FRESENIUS VORZUG AG ................  7,601,486
                                                       ----------
                                                        7,677,389
                                                       ----------
                 CHEMICALS--SPECIALTY--0.00%
 20,700,000     o FERTILIZANTES FOSFATADOS S.A. .....      61,759
                                                       ----------
                 COMMUNICATION--
                  EQUIPMENT & SERVICES--0.02%
    393,900       NOKIA AB OY SERIES A ............... 15,512,159
                                                       ----------
                 CONGLOMERATES--0.00%
     21,329       TELEDYNE, INC SERIES E .............    306,604
     53,705       TRAFALGAR HOUSE PLC 6% CV ..........     45,651
                                                       ----------
                                                          352,255
                                                       ----------
                 CONSTRUCTION--MATERIALS &
                  BUILDERS--0.00%
    661,000       CIM ITAU S.A. ......................    157,769
  2,800,000       DURATEX S.A. .......................     97,366
        582       DYCKERHOFF ZEMENTWERKE AG. .........    125,240
                                                       ----------
                                                          380,375
                                                       ----------

                       See notes to financial statements.

     SHARES                                                VALUE
     ------                                               -------
                 COSMETICS-0.00%
         40       WELLA GROUP AG. ....................   $ 21,574
                                                       ----------

                 FINANCIAL-MISCELLANEOUS-0.00%
     11,145       EVEREN CAPITAL CORP SERIES A .......    273,052
      3,100       PHOENIX DUFF & PHELPS CORP .........     78,275
                                                       ----------
                                                          351,327
                                                       ----------

                 FOODS-0.00%
  4,600,000       CEVAL ALIMENTOS ....................     52,530
 57,361,445     o PERDIGAO COMERCIO E INDUSTRIA ......     88,520
     40,000       SADIA CONCORDIA S.A. ...............     29,629
                                                       ----------
                                                          170,679
                                                       ----------

                 FOREST PRODUCTS-0.00%
  1,752,666       ARACRUZ CELULOSE S.A. ..............  2,740,795
    173,750       KLABIN FABRICADORA S.A. ............    157,304
      5,510       KONINKLIJKE NV .....................     28,527
  6,200,000       VOTORANTIM CELULOSE E PAPEL S.A. ...    127,572
                                                       ----------
                                                        3,054,198
                                                       ----------

                 HEALTHCARE-DRUGS-0.02%
  1,428,570   #+o AFFYMETRIX, INC
                   SERIES A SR CV ....................  6,428,565
    800,000    #o AFFYMETRIX, INC
                   SERIES B CV .......................  3,600,000
                                                       ----------
                                                       10,028,565
                                                       ----------

                 HEALTHCARE-SERVICE-0.02%
    374,080       FHP INTERNATIONAL CORP SERIES A CV .  9,959,880
    113,500     o MEDIQ, INC SERIES A ................    510,750
                                                       ----------
                                                       10,470,630
                                                       ----------

                 HOUSEHOLD-DURABLE GOODS-0.00%
    620,000       BRASMOTOR S.A. .....................    123,107
 25,400,000       REFRIGERACAO PARANA S.A. ...........     50,695
                                                       ----------
                                                          173,802
                                                       ----------

                 HOUSEHOLD-PRODUCTS-0.00%
  2,300,000       BOMBRIL S.A. .......................     34,547
                                                       ----------

                 INSURANCE-MULTI-LINE,
                  PROPERTY & CASUALTY-0.00%
     23,604       INTERNATIONALE
                    NEDERLANDEN GROEP NV .............    125,300
                                                       ----------

                 MACHINERY-0.00%
  1,100,000     o BELGO MINEIRA S.A. .................     61,676
      5,000     o FAG KUGELFISCHER (GEORGE)
                   SCHAFER & CO ......................    623,559
    340,000     o IOCHE-MAXION PFD ...................     37,078
      6,300       MAN AG. (NON-VTG) ..................  1,362,293
     20,000       PIRELLI CABOS S.A. .................     19,341
                                                       ----------
                                                        2,103,947
                                                       ----------

                 METALS-NON-FERROUS-0.00%
  8,800,000       PARANAPANEMA S.A. ..................    113,168
                                                       ----------

                 METALS-STEEL-0.02%
 73,902,000       ACESITA PN .........................    429,574
231,000,000       COMPANHIA SIDERURGICA DE
                   TUBARAO S.A. ......................  3,762,069
    175,000     o CONFAB INDUSTRIAL S.A. .............     70,216
                  USINAS SIDERGIACAS DE MINAS GERAIS .    882,654
 31,779,000       VALE DO RIO DOCE CIA ...............  5,231,113
                                                       ----------
                                                       10,375,626
                                                       ----------

                 PAPER-0.09%
  2,600,000       JAMES RIVER CORP OF VIRGINIA
                    SERIES P ......................... 60,775,000
                                                       ----------

                PETROLEUM-EXPLORATION &
                 PRODUCTION-0.00%
 10,900,000       IPIRANGA S.A. ......................     90,833
                                                       ----------

                 PETROLEUM-INTEGRATED-0.00%
  8,442,000       PETROBRAS S.A. .....................    720,783
                                                       ----------


                 PUBLISHING-NEWSPAPER-0.02%
  2,063,581       NEWS CORP LTD (LTD-VTG) ............  9,655,765
     36,150     o RURAL PRESS (LTD-VTG) ..............     97,348
                                                       ----------
                                                        9,753,113
                                                       ----------

                 PUBLISHING - OTHER-0.01%
    210,200       HARCOURT GENERAL, INC SERIES A $.64   9,537,825
                                                       ----------


                 RETAIL-GENERAL MERCHANDISE-0.00%
  9,800,000     o LOJAS AMERICANAS S.A. ..............    229,876
                                                       ----------


                 TOBACCO-0.05%
  5,733,000       RJR NABISCO HOLDINGS CORP SERIES C . 36,547,875
                                                       ----------


                 UTILITIES-ELECTRIC-0.01%
  2,250,893       ELECTROBRAS S.A. SERIES B ..........    609,038
    200,000     o NORTHERN ELECTRIC PLC ..............    334,585
     19,147       RHEIN-WESTFALEN ELECTRIC AG.
                   (NON-VTG) .........................  5,350,943
                                                       ----------
                                                        6,294,566
                                                       ----------

                 UTILITIES-GAS & PIPELINE-0.00%
 30,412,697       CEMIG S.A. .........................    672,709
                                                       ----------

                 UTILITIES-OTHER-0.00%
     59,400     o WELSH WATER ........................    100,524
                                                       ----------

                 UTILITIES-TELEPHONE-0.04%
    240,468     o CELLULAR COMMUNICATIONS, INC CV .... 11,963,283
    232,000       SPRINT CORP ........................  8,816,000
 72,590,224       TELEBRAS S.A. ......................  3,495,086
    707,181       TELESP S.A. ........................    104,040
                                                       ----------
                                                       24,378,409
                                                       ----------

               TOTAL PREFERRED STOCK
                  (Cost $188,357,421) ................227,536,959
                                                       ----------


                COMMON STOCK-98.89%
                 AEROSPACE-1.22%
    179,350       AAR CORP ...........................       3,945,700
    193,825     o ALLIANT TECHSYSTEMS, INC ...........       9,812,390
    194,788       AVIALL, INC NEW ....................       1,826,137
  3,640,923       BOEING CO ..........................     285,357,340
  1,116,690       BRITISH AEROSPACE PLC ..............      13,818,169
     22,737     o BRITISH AEROSPACE PLC WTS 11/15/00 .         110,140
    516,100       EG & G, INC ........................      12,515,425
      6,800     o FABBRICA ITALIANA APPARECCHIATURE ..          23,519
    326,300       FLIGHTSAFETY INTERNATIONAL, INC ....      16,396,575
    312,200       GENERAL DYNAMICS CORP ..............      18,458,825
  1,472,540       GENERAL MOTORS CORP (CLASS H) ......      72,338,527
    401,600       KAMAN CORP (CLASS A) ...............       4,467,800
  1,598,064       LOCKHEED MARTIN CORP ...............     126,247,056
    820,100       MCDONNELL DOUGLAS CORP .............      75,449,200
    429,200       NORTHROP GRUMMAN CORP ..............      27,468,800
    485,900       OEA, INC ...........................      14,516,262
    369,600     o ORBITAL SCIENCES CORP ..............       4,712,400
    234,950       PRECISION CASTPARTS CORP ...........       9,339,262
  2,503,940       RAYTHEON CO ........................     118,311,165
        700     o ROHR, INC ..........................          10,062
  3,894,159       ROLLS ROYCE LTD ....................      11,427,074
      1,400       SAGEM S.A. .........................         787,240
    126,800       SMITHS INDUSTRIES PLC ..............       1,252,091
      8,512       SOCIETE EUROPEENNE DE PROPULISIAN
                   S.A................................         581,332
     48,800       SPAR AEROSPACE LTD .................         742,430
    110,300     o TECH-SYM CORP ......................       3,515,812
     59,533       THOMSON-CSF ........................       1,328,094
    210,400     o WHITTAKER CORP .....................       4,576,200


                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------
                 AEROSPACE-(Continued)

    292,700     o WYMAN-GORDON CO ....................     $ 4,024,625
                                                           -----------
                                                           843,359,652
                                                           -----------

                 AIR TRANSPORTATION-0.49%
     72,000     o AIR CANADA, INC ....................         245,472
    228,962       AIR EXPRESS INTERNATIONAL CORP .....       5,266,126
    602,000       AIR NEW ZEALAND LTD (CLASS B) ......       2,046,655
    325,300       AIRBORNE FREIGHT CORP ..............       8,661,112
    434,000     o ALASKA AIRLINES GROUP, INC .........       7,052,500
      1,300       ALL NIPPON AIRWAYS CO LTD ..........          12,980
    869,100     o AMR CORP ...........................      64,530,675
    290,598       ATLANTIC SOUTHEAST AIRLINES, INC ...       6,247,857
      1,100     o AUSTRIAN AIRLINES ..................         182,958
  1,760,000       BRITISH AIRWAYS PLC ................      12,733,804
        200     o CANADIAN AIRLINES CORP .............             491
      4,000     o CANADIAN AIRLINES CORP WTS 4/22/99 .              73
  1,185,000       CATHAY PACIFIC AIRWAYS LTD .........       1,808,407
    322,200       COMAIR HOLDINGS, INC ...............       8,659,125
     85,200     o CONTINENTAL AIRLINES, INC (CLASS B)        3,706,200
      3,200       DANSKE LUFTFARTSELSKAB .............         279,465
    707,343       DELTA AIRLINES, INC ................      52,254,964
    481,300     o FEDERAL EXPRESS CORP ...............      35,556,037
    399,950       HARPER GROUP .......................       7,099,112
  2,467,721     o JAPAN AIRLINES CO LTD ..............      16,386,629
     22,983       KLM (ROYAL DUTCH AIRLINES) .........         808,583
    114,757     o KOREAN AIR LINES ...................       4,023,472
     13,899       LUFTHANSA AG. ......................       1,917,874
    286,000       MALAYSIAN AIRLINE SYSTEM BERHAD ....         929,303
    110,400       MALAYSIAN HELICOPTER SERVICES
                   BERHAD ............................         142,619
     22,080     o MALAYSIAN HELICOPTER
                   SERVICES BERHAD WTS 6/11/00 .......           8,957
    642,000     o MESA AIRLINES, INC .................       5,778,000
    379,800     o NORTHWEST AIRLINES CORP (CLASS A) ..      19,369,800
    428,000       SINGAPORE INTERNATIONAL
                   AIRLINES LTD (FR) .................       3,994,063
     21,300       SKYWEST, INC .......................         274,237
  1,213,800       SOUTHWEST AIRLINES CO ..............      28,220,850
      5,000     o SWISS AIR TRANSPORT CO (REGD) ......       3,649,951
    833,200     o U.S. AIR GROUP, INC ................      11,039,900
    122,230     o UAL CORP NEW .......................      21,818,055
    247,000     o VALUJET, INC .......................       6,113,250
                                                           -----------
                                                           340,819,556
                                                           -----------

                 AUTOMOTIVE & RELATED-2.45%
    484,100       ALLEN GROUP, INC ...................      10,831,737
    119,700     o AMERICREDIT CORP ...................       1,630,912
    578,000       APOGEE ENTERPRISES, INC ............       9,826,000
    144,500       ARVIN INDUSTRIES, INC ..............       2,384,250
     70,400       AUTOLIV AB .........................       4,121,563
    174,400       BANDAG, INC ........................       9,439,400
    199,100       BANDAG, INC (CLASS A) ..............      10,552,300
  3,557,262       BBA GROUP PLC ......................      15,989,099
      2,800       BEKAERT S.A. .......................       2,314,309
        200       BORG-WARNER AUTOMOTIVE, INC ........           6,400
    246,100       BREED TECHNOLOGIES, INC ............       4,552,850
    215,000     o BREMBO S.P.A. ......................       2,496,343
  1,831,100       BRIDGESTONE CORP ...................      29,111,120
  2,969,079       CHRYSLER CORP ......................     164,412,749
     59,221     o CIA INTERAMERICA DE AUTOMO
                   (RENAULT)..........................         307,979
     36,980       CONTINENTAL AG. ....................         516,733
  1,728,100       COOPER TIRE & RUBBER CO ............      42,554,462
    294,600       CUMMINS ENGINE CO, INC .............      10,900,200
     87,000       CYCLE & CARRIAGE LTD ...............         867,232
  1,000,000       DAIHATSU MOTOR CO LTD ..............       5,351,088
     70,436       DAIMLER BENZ AG. ...................      35,530,514
    928,280       DANA CORP ..........................      27,152,190
    320,300       DANAHER CORP .......................      10,169,525
     31,000     o DETROIT DIESEL CORP ................         577,375
    319,800       DONALSON, INC ......................       8,034,975
    815,734       EATON CORP .........................      43,743,735
    481,500       ECHLIN, INC ........................      17,574,750
     90,000       EDARAN OTOMOBIL NASIONAL ...........         677,038
      7,500       FABRICA DE AUTOMOVILES RENAULT S.A.          124,263
     55,400       FEDERAL-MOGUL CORP .................       1,087,225
  5,143,995       FIAT S.P.A. ........................      16,722,098
  1,333,334       FIAT S.P.A. (PRIV) .................       2,436,001
    269,998       FIAT S.P.A. DI RISP ................         477,126
  9,449,748       FORD MOTOR CO ......................     274,042,692
    737,235       GENCORP, INC .......................       9,031,128
  6,901,669       GENERAL MOTORS CORP ................     364,925,748
  1,045,800       GENUINE PARTS CO ...................      42,877,800
  1,202,452       GOODYEAR TIRE & RUBBER CO ..........      54,561,259
    323,350       GRACO, INC .........................       9,862,175
    948,600       GUEST KEEN NETTLEFOLDS LTD .........      11,473,083
    733,500       HARLEY DAVIDSON, INC ...............      21,088,125
    366,000       HAYES WHEELS INTERNATIONAL, INC ....       9,378,750
  1,387,000       HONDA MOTOR CO LTD .................      28,639,081
     51,000       INVESTOR AB SERIES B FREE ..........       1,685,279
    103,800     o KIRBY CORP .........................       1,686,750
    962,920       LAIRD GROUP PLC ....................       5,785,764
    159,800     o LEAR SEATING CORP ..................       4,634,200
     56,000       LEX SERVICE GROUP LTD ..............         266,053
  1,498,359       LUCAS INDUSTRIES PLC ...............       4,210,697
    340,000       MICHELIN S.A. (CLASS B) ............      13,577,748
  1,780,000       MITSUBISHI MOTORS CO LTD ...........      14,511,724
    501,000       MODINE MANUFACTURING CO ............      12,024,000
  1,046,300     o NAVISTAR INTERNATIONAL CORP ........      10,986,150
    164,360       NGK INSULATORS LTD .................       1,641,105
    346,337       NIPPON DENSO CO LTD ................       6,479,764
  6,171,000       NISSAN MOTOR CORP LTD ..............      47,438,587
    354,300       PACCAR, INC ........................      14,924,887
      7,922       PENDRAGON PLC ......................          33,455
     81,634       PEUGEOT S.A. .......................      10,783,262
  2,214,999     o PIRELLI S.P.A. .....................       2,860,671
     34,800       POLARIS INDUSTRIES, INC ............       1,022,250
    205,000       PROTON .............................         722,627
  2,600,000       PT GADJAH TUNGGAL (FR) .............       1,448,655
    140,000       RENAULT ............................       4,036,395
    610,437       SAFETY-KLEEN CORP ..................       9,538,078
  1,133,500       SHANGHAI AUOTMATIC
                   INSTRUMENT CO LTD SERIES B ........         204,030
    416,600       SHANGHAI DIESEL ENGINE CO LTD
                    SERIES B .........................         154,142
  8,659,600       SHANGHAI FOREVER BICYCLES CO LTD
                   SERIES B ..........................       1,246,982
    545,875       SIMPSON INDUSTRIES, INC ............       4,912,875
     46,600       SMITH (A.O.) CORP ..................         966,950
    379,700       SNAP-ON, INC .......................      17,181,425
    417,500       SOGEFI S.P.A. ......................         885,079
    462,650       SPARTAN MOTORS, INC ................       5,089,150
     71,100       STANDARD MOTOR PRODUCTS, INC
                    (CLASS A) ........................       1,066,500
     98,043       STANDARD PRODUCTS CO ...............       1,728,007
     92,000       SUPERIOR INDUSTRIES INTERNATIONAL,
                    INC ..............................       2,426,500
     20,000       SYLEA ..............................       1,447,704
    237,653       T & N PLC ..........................         597,747
    275,000       TAN CHONG MOTOR HOLDINGS BERHAD ....         271,859
    462,850     o TBC CORP ...........................       3,992,081
  6,056,477       TOYOTA MOTOR CORP ..................     128,578,158
    122,000       TRANSPRO, INC ......................       1,296,250
    102,000       UMW HOLDINGS BERHAD ................         273,178
     25,000       VALEO ..............................       1,159,390
     34,740       VOLKSWAGENWERKE AG. ................      11,640,686

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 AUTOMOTIVE & RELATED (Continued)

    143,000       VOLVO AB SERIES A ..................     $ 2,945,277
    701,380       VOLVO AB SERIES B FREE .............      14,392,951
    255,050       WABASH NATIONAL CORP ...............       5,674,862
        200       WBL CORP LTD .......................             463
                                                         -------------
                                                         1,696,783,729
                                                         -------------

                 BANKS-8.72%
  2,028,700       ABBEY NATIONAL PLC .................      20,032,471
    573,415       ABN-AMRO HOLDINGS NV ...............      26,147,220
     40,049       ADVANCE BANK AUSTRALIA LTD .........         321,162
    279,509       ALLIED IRISH BANK ..................       1,523,219
    119,854       AMALGAMATED BANKS OF SOUTH AFRICA ..         673,984
    467,000       AMMB HOLDINGS BERHAD ...............       5,333,991
    410,225       AMSOUTH BANCORP ....................      16,562,834
    125,750       ANCHOR BANCORP WISCONSIN, INC ......       4,511,281
    243,000       ARGENTARIA S.A. ....................      10,015,245
  4,679,540       ASAHI BANK .........................      58,972,498
  1,751,000       ASHIKAGA BANK ......................      10,931,380
      9,000     o ASSA ABLOY AB SERIES B .............          84,196
     72,000       ASSOCIATED BANC-CORP ...............       2,947,500
  1,078,920       AUSTRALIAN & NEW ZEALAND
                   BANKING GROUP LTD .................       5,064,460
  5,771,505       BANC ONE CORP ......................     217,874,313
  1,843,500       BANCA COMMERCIALE ITALIANA S.P.A. ..       3,937,162
  1,200,000       BANCA FIDEURAM S.P.A. ..............       1,387,260
    220,000     o BANCA POPOLARE MILANO ..............         880,110
    940,000       BANCO AMBROSIANO VENETO ............       2,561,265
    407,987       BANCO BILBAO VIZCAYA S.A. (REGD) ...      14,696,471
     72,973       BANCO CENTRALE HISPANOAMERICANO S.A.       1,479,730
    128,654       BANCO DE GALICIA
                  BUENOS AIRES S.A. SERIES A .........         669,067
     50,000       BANCO DE VALENCIA S.A. (REGD) ......         700,655
    102,665     o BANCO ESPANOL DE CREDITO S.A. ......         710,864
     76,151       BANCO FRANCES DEL RIO DE LA PLATA
                   S.A................................         674,003
     40,000       BANCO INTERCONTINENTAL ESPANOLA S.A.       3,890,696
     75,000       BANCO LATINO AMERICANO
                   DE EXPORTACIONES S.A.  (CLASS E) ..       3,487,500
     36,250       BANCO POPULAR ESPANOLA S.A. (REGD) .       6,684,351
    276,014     # BANCO SANTANDER S.A. ...............      13,855,866
    261,250       BANCORP HAWAII, INC ................       9,372,343
    400,000       BANGKOK BANK PCL (FR) ..............       3,429,907
     23,800       BANK AUSTRIA AG. ...................       1,923,739
  1,494,750       BANK BALI (FR) .....................       2,318,880
     21,000     o BANK BALI (FR) WTS 8/29/00 .........           9,177
  1,212,888       BANK OF BOSTON CORP ................      56,096,070
    367,495       BANK OF EAST ASIA LTD ..............       1,318,895
    358,131       BANK OF MELBOURNE LTD ..............       1,864,895
    353,000       BANK OF MONTREAL ...................       8,023,320
  1,873,918       BANK OF NEW YORK CO, INC ...........      91,353,502
    222,111       BANK OF NOVA SCOTIA ................       4,844,787
      7,000       BANK OF OKINAWA LTD ................         253,788
  3,355,129       BANK OF TOKYO LTD ..................      58,869,563
    466,586       BANK OF YOKOHAMA LTD ...............       3,822,006
    595,300       BANK SOUTH CORP ....................      18,082,237
  4,927,507       BANKAMERICA CORP ...................     319,056,078
    671,974       BANKERS TRUST NEW YORK CORP ........      44,686,271
     49,247       BANPONCE CORP NEW ..................       1,908,321
     72,558       BANQUE NATIONALE DE PARIS ..........       3,277,386
     48,863       BANQUE PARIBAS .....................       2,682,693
     18,100       BARCLAYS BANK ......................          16,995
  3,087,889       BARCLAYS PLC .......................      35,429,555
  2,354,829       BARNETT BANKS, INC .................     138,934,911
    430,800       BAYBANKS, INC ......................      42,326,100
    305,680       BAYERISCHE HYPOTHEKEN-
                   UND-WECHSEL BANK ..................       7,720,491
    354,010       BAYERISCHE VEREINSBANK AG. .........      10,536,460
  1,056,400       BOATMENS BANCSHARES, INC ...........      43,180,350
  2,975,843    #o BRADESCO S.A. RTS ..................           4,898
    154,020     o CALIFORNIA FEDERAL BANK
                   GOODWILL CERT .....................         760,473
    325,202       CANADIAN IMPERIAL BANK OF COMMERCE .       9,686,442
    744,621       CAPITAL ONE FINANCIAL CORP .........      17,777,826
    132,700       CCB FINANCIAL CORP .................       7,364,850
    299,150       CENTRAL FIDELITY BANKS, INC ........       9,572,800
    660,080       CHARTER ONE FINANCIAL, INC .........      20,214,950
  1,674,160       CHASE MANHATTAN CORP ...............     101,495,950
    100,164     o CHASE MANHATTAN CORP WTS 6/30/96 ...       2,616,784
  2,560,079       CHEMICAL BANKING CORP ..............     150,404,641
  2,243,045       CHIBA BANK LTD .....................      20,221,992
    673,000     o CHO HUNG BANK ......................       7,833,497
     57,400       CITFED BANCORP, INC ................       1,980,300
  3,757,083       CITICORP ...........................     252,663,831
    120,600       CITIZENS BANCORP MARYLAND ..........       3,889,350
  1,082,158       COMERICA, INC ......................      43,421,589
  2,954,000       COMMERCE ASSET HOLDINGS BERHAD .....      14,892,167
    325,666     o COMMERCE ASSET HOLDINGS BERHAD
                   (TRUST RECEIPTS) 6/27/98 ..........         840,139
    175,100       COMMERCE BANCORP INC ...............       3,874,087
        987       COMMERCE BANCSHARES, INC ...........          37,752
     60,178       COMPAGNIE DE SUEZ ..................       2,485,625
    392,500       COMPASS BANCSHARES, INC ............      12,952,500
  1,501,700       CORESTATES FINANCIAL CORP ..........      56,876,887
    211,246       CREDIT COMMERCIAL DE FRANCE ........      10,794,470
      7,999       CREDIT NATIONAL S.A. ...............         588,823
      6,500       CREDITANSTALT-BANKVEREIN ...........         334,339
     11,000       CREDITANSTALT-BAVKVEREIN (STAMM) ...         610,589
  2,044,000       CREDITO ITALIANO S.P.A. ............       2,382,282
    592,408       CRESTAR FINANCIAL CORP .............      35,026,123
          1    #o CRESTARAN INTERNATIONAL
                   INVESTMENT BV .....................               0
    279,278       CS HOLDINGS (REGAL) ................      28,699,586
    134,000       CULLEN FROST BANKERS, INC ..........       6,700,000
    420,730     o DAEGU BANK LTD .....................       6,182,459
  1,500,000       DAH SING FINANCIAL HOLDINGS LTD ....       3,491,883
  6,447,199       DAI-ICHI KANGO BANK LTD ............     126,873,268
    590,000     o DAIWA BANK LTD .....................       4,775,749
     11,700       DAUPHIN DEPOSIT CORP ...............         336,375
  2,609,000       DCB HOLDINGS BERHAD ................       7,604,020
     78,000     o DCB HOLDINGS BERHAD WTS 12/28/99 ...          77,416
     64,989       DEN DANSKE BANK AF 1871 ............       4,491,293
      7,600       DEPOSIT GUARANTY CORP ..............         338,200
    835,700       DEUTSCHE BANK AG. ..................      39,685,995
     20,000     o DEUTSCHE PFAND BRIES-UND-HYPOTHEKEN          778,313
    256,250       DEVELOPMENT BANK OF SINGAPORE
                    LTD (FR) .........................       3,188,407
     72,300     o DIME BANCORP, INC ..................         840,487
    595,240       DRESDNER BANK AG. ..................      15,927,972
    355,450       FIFTH THIRD BANCORP ................      26,036,712
    499,500       FIRST AMERICAN BANK CORP ...........      22,165,312
  1,550,708       FIRST BANK SYSTEM, INC .............      76,953,884
  2,941,913       FIRST CHICAGO NBD CORP .............     116,205,563
    384,594       FIRST COMMERCE CORP ................      12,307,008
    914,248       FIRST FIDELITY BANCORP NEW .........      68,911,443
     98,700       FIRST HAWAIIAN, INC ................       2,961,000
    936,777       FIRST INTERSTATE BANCORP ...........     127,870,060
    104,000       FIRST NATIONAL BANK HOLDINGS LTD ...         955,699
    758,050       FIRST SECURITY CORP ................      29,184,925
    521,900       FIRST TENNESSEE NATIONAL CORP ......      31,574,950
  1,997,400       FIRST UNION CORP ...................     111,105,375
    472,150       FIRST VIRGINIA BANKS, INC ..........      19,712,262
    550,700       FIRSTAR CORP NEW ...................      21,821,487
      2,300       FIRSTIER FINANCIAL, INC ............         101,200
    234,300       FIRSTMERIT CORP ....................       7,029,000
  2,534,368       FLEET FINANCIAL GROUP, INC NEW .....     103,275,496


                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 BANKS-(Continued)

     18,995     o FLEET FINANCIAL GROUP, INC NEW
                   WTS 1/18/96 .......................     $   280,176
    122,300       FOURTH FINANCIAL CORP ..............       5,006,656
  5,499,882       FUJI BANK LTD ......................     121,560,151
     23,551       GENERALE DE BANQUE S.A. ............       8,162,442
        279       GENERALE DE BANQUE S.A. NPV (VVPR) .          99,067
     39,000     o GRUPO FINANCIERO BANAMEX
                   ACCIVAL S.A. SERIES B .............          65,396
    144,987       GRUPO FINANCIERO BANAMEX
                   ACCIVAL S.A. SERIES L .............         215,646
    393,000     o GRUPO FINANCIERO BANCOMER S.A.
                   SERIES B ..........................         109,662
    904,000       GUNMA BANK .........................       9,727,347
  6,550,319       HANG SENG BANK LTD .................      58,664,874
 28,310,000     o HANG SENG BANK WTS 11/1/96 .........       6,041,151
    384,000     o HANIL BANK .........................       4,098,401
    195,400       HIBERNIA CORP (CLASS A) ............       2,100,550
    100,800       HIGO FAMILY BANK ...................         811,038
    147,000       HOKKAIDO BANK LTD ..................         498,756
  1,005,205       HOKURIKU BANK LTD ..................       6,304,663
 12,152,000       HONG KONG CHINESE BANK .............       3,732,564
  6,853,027       HSBC HOLDINGS LTD ..................     103,696,529
    352,551       HSBC HOLDINGS LTD (HONG KONG) ......       5,375,180
  1,245,673       HSBC HOLDINGS LTD (UNITED KINGDOM) .      19,456,360
  1,028,546       HUNTINGTON BANCSHARES, INC .........      24,685,104
    177,400     o IMPERIAL BANCORP ...................       4,346,300
  4,131,250       INDUSTRIAL BANK OF JAPAN LTD .......     125,351,296
    250,000       INSTITUTO BANCARIO SAN PAOLO
                   DI TURINO .........................       1,480,500
    690,000       ISTITUTO MOBILIARE ITALIANO S.P.A. .       4,347,000
    982,000       IYO BANK LTD .......................       7,377,618
  2,193,914       JOYO BANK ..........................      17,652,275
  2,472,219       KEYCORP NEW ........................      89,617,938
    349,980     o KOOKMIN BANK .......................       6,451,076
     96,222     o KOOKMIN BANK NEW ...................       1,736,422
    332,700     o KOREA FIRST BANK ...................       2,959,067
     22,069       KREDIETBANK NV .....................       6,029,055
  5,697,684       LLOYDS TSB GROUP PLC ...............      29,325,233
    192,500     o LONG ISLAND BANCORP, INC ...........       5,077,187
    423,000       MAGNA GROUP, INC ...................      10,046,250
    448,500       MALAYAN BANKING BERHAD .............       3,780,190
  1,725,000       MALAYSIAN INDUSTRIAL
                   DEVELOPMENT FINANCE ...............       2,296,377
    575,000     o MALAYSIAN INDUSTRIAL
                   DEVELOPMENT FINANCE RTS ...........         199,291
  1,270,400     o MALAYSIAN INDUSTRIAL
                   DEVELOPMENT FINANCE WTS 11/07/99 ..         655,464
    658,920       MARSHALL & ILSLEY CORP .............      17,131,920
    698,800       MEDIOBANCA S.P.A. ..................       4,840,482
  1,658,268       MELLON BANK CORP ...................      89,131,905
    478,775       MERCANTILE BANCORP, INC ............      22,023,650
    154,700       MERCANTILE BANKSHARES CORP .........       4,312,262
    771,236       MERIDIAN BANCORP, INC ..............      35,862,474
      8,000       MICHINOKU BANK LTD .................          63,747
    354,000       MIDLANTIC CORP .....................      23,231,250
      1,000       MITSUBISHI BANK LTD ................          23,556
  2,668,200       MITSUBISHI TRUST & BANKING CORP ....      44,488,712
  2,002,700       MITSUI TRUST & BANKING CO LTD ......      21,938,016
  2,032,643       MORGAN (J.P.) & CO, INC ............     163,119,600
    115,800       N S BANCORP ........................       4,487,250
  4,869,943       NATIONAL AUSTRALIA BANK LTD ........      43,835,281
    354,000       NATIONAL BANK OF CANADA ............       2,887,493
  1,204,027       NATIONAL CITY CORP .................      39,883,394
  2,855,000       NATIONSBANK CORP ...................     198,779,375
     44,602       NEDCOR LTD .........................         770,793
     10,000     o NORDBANKEN AB ......................         173,522
     64,600     o NORTH FORK BANCORP, INC ............       1,631,150
    598,450       NORTHERN TRUST CORP ................      33,513,200
  3,240,318       NORWEST CORP .......................     106,930,494
    494,500       OLD KENT FINANCIAL CORP ............      20,336,312
  2,191,200       OVERSEAS-CHINESE BANKING
                   CORP LTD (FR) .....................      27,419,061
  2,165,364       PNC BANK CORP ......................      69,832,989
    114,900       PREMIER BANCORP, INC ...............       2,685,787
     72,300       PROVIDENT BANCORP, INC .............       3,398,100
     98,200       PROVIDENT BANKSHARES CORP ..........       2,896,900
    321,000       PT BANK DANAMON (FR) ...............         420,831
    400,000     o PT BANK NISP (FR) ..................         244,720
    360,266       PUBLIC BANK BERHAD (FR) ............         689,599
    250,500       RCSB FINANCIAL, INC ................       5,949,375
    629,960       REGIONS FINANCIAL CORP .............      27,088,280
    327,250       REPUBLIC BANCORP, INC ..............       3,517,937
    450,325       REPUBLIC NEW YORK CORP .............      27,976,440
    532,160       ROYAL BANK OF CANADA ...............      12,144,211
  1,623,244       ROYAL BANK OF SCOTLAND PLC .........      14,768,657
  7,080,300       SAKURA BANK ........................      89,913,720
    500,850       SANWA BANK LTD .....................      10,196,003
    158,000       SEVENTY-SEVEN (77) BANK LTD ........       1,450,474
  1,895,660       SHIZUOKA BANK LTD ..................      23,889,486
  1,234,008       SIGNET BANKING CORP ................      29,307,690
    757,000       SKANDINAVISKA ENSKILDA
                   BANKEN SERIES A ...................       6,282,263
     88,000       SKANDINAVISKA ENSKILDA
                   BANKEN SERIES C FREE ..............         657,272
    110,040       SOCIETE GENERALE S.A. ..............      13,612,959
  1,082,545       SOUTHERN NATIONAL CORP .............      28,416,806
    723,630       SOUTHTRUST CORP ....................      18,543,018
        400     o SOVEREIGN BANCORP, INC .............           4,050
    439,500       ST. PAUL BANCORP, INC ..............      11,207,250
      6,600       STANDARD BANK INVESTMENT CORP LTD ..         316,829
     92,400       STAR BANC CORP .....................       5,497,800
    789,800       STATE STREET BOSTON CORP ...........      35,541,000
  6,457,895       SUMITOMO BANK LTD ..................     137,100,206
  1,242,001       SUMITOMO TRUST & BANKING CO LTD ....      17,578,338
    389,890       SUMMIT BANCORP .....................      12,281,535
  1,098,240       SUNTRUST BANKS, INC ................      75,229,440
    174,200       SVENSKA HANDELSBANKEN SERIES A .....       3,627,311
    238,500       SVENSKA HANDELSBANKEN SERIES B FREE        4,786,274
     48,654       SWISS BANK CORP (BR) ...............      19,914,858
      1,461     o SWISS BANK CORP (BR) WTS 6/30/98 ...          28,884
     28,040       SWISS BANK CORP (REGD) .............       5,738,609
      6,900       SYNOVUS FINANCIAL CORP .............         196,650
  1,415,000       TOHO BANK LTD ......................      10,219,172
  3,809,038       TOKAI BANK LTD .....................      53,171,732
  1,653,217       U.S. BANCORP .......................      55,589,421
     33,800       U.S. TRUST CORP NEW ................       1,681,550
    429,200       UJB FINANCIAL CORP .................      15,343,900
     93,000       UNI BANKDANMARK AS (CLASS A) .......       4,614,753
     37,781       UNION BANK OF SWITZERLAND (BR) .....      41,041,311
      4,545       UNION BANK OF SWITZERLAND (REGD) ...       1,034,839
    583,000       UNION PLANTERS CORP ................      18,583,125
    464,666     o UNITAS BANK FINLAND SERIES A .......       1,177,128
    406,890       UNITED OVERSEAS BANK LTD (FR) ......       3,912,129
  2,000,000     o UNITED OVERSEAS BANK LTD (FR)
                   WTS 6/17/97 .......................       8,059,389
  1,444,380       WACHOVIA CORP NEW ..................      66,080,385
  1,757,049       WASHINGTON FEDERAL, INC ............      45,024,380
  1,468,200       WASHINGTON MUTUAL, INC .............      42,394,275

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 BANKS-(Continued)

    585,154       WELLS FARGO & CO ...................    $126,393,264
  5,077,409       WESTPAC BANKING CORP ...............      22,511,423
     75,100       WILMINGTON TRUST CORP ..............       2,318,712
     90,488       WING LUNG BANK LTD .................         506,727
    620,000       YAMAGUCHI BANK LTD .................      10,578,092
    634,000       YAMANASHI CHUO BANK LTD ............       6,330,375
  2,340,342       YASUDA TRUST & BANKING CO LTD ......      13,861,925
     54,900       ZIONS BANCORP ......................       4,405,725
                                                         -------------
                                                         6,051,719,663
                                                         -------------

                 BEVERAGES-2.51%
  1,600,000       ALLIED DOMECQ PLC ..................      13,041,840
  2,630,722       ANHEUSER BUSCH COS, INC ............     175,929,533
  2,121,080       ARTHUR GUINESS & SONS PLC ..........      15,609,714
    180,400       ASAHI BREWERIES LTD ................       2,133,533
  1,216,600       BASS LTD ...........................      13,581,141
      1,880       BRAU UND BRUNNEN AG. ...............         285,027
    467,800       BROWN FORMAN, INC (CLASS B) ........      17,074,700
        366       BUENOS AIRES
                   EMBOTELLADORA S.A. (CLASS B) ......         386,168
     63,449       CARLSBERG BREWERIES AS (CLASS A) ...       3,549,108
     23,581       CARLSBERG BREWERIES AS (CLASS B) ...       1,319,036
     49,500       CHRISTIAN DIOR S.A. ................       5,344,237
    290,100       COCA COLA BOTTLING CO CONSOLIDATED .      10,153,500
 11,782,799       COCA COLA CO .......................     874,872,825
    961,300       COCA COLA ENTERPRISES, INC .........      25,714,775
    195,566       COCA-COLA AMATIL LTD ...............       1,561,017
    194,400       COORS ADOLPH CO (CLASS B) ..........       4,301,100
    337,000       DELTA CORP .........................         564,150
     46,700     o EL AGUILA S.A. .....................         286,786
    395,000       FOMENTO ECONOMICO MEXICANO S.A.
                   DE CV SERIES B ....................         888,943
  5,877,396       FOSTERS BREWING GROUP LTD ..........       9,662,550
     90,000       FRASER & NEAVE LTD .................       1,145,281
  3,256,365       GRAND METROPOLITAN PLC .............      23,459,061
    478,800     o GRUPO MODELO S.A. SERIES C .........       2,268,166
    940,000       GUINESS ANCHOR BERHAD ..............       1,762,269
    106,053       HEINEKEN NV ........................      18,834,302
    111,666       HERMES INTERNATIONAL S.A. ..........      21,006,581
     78,000       KIRIN BEVERAGE CORP ................       1,051,023
    619,175       KIRIN BREWERY CO LTD ...............       7,322,784
  4,816,600       LION NATHAN LTD ....................      11,494,189
    180,501       LOUIS VUITTON-MOET HENNESSY ........      37,646,653
     16,000       MOLSON CO LTD (CLASS A) ............         263,949
      1,000       MOLSON CO LTD (CLASS B) ............          16,680
  7,236,893       PEPSICO, INC .......................     404,361,396
     19,680       PERNOD-RICARD S.A. .................       1,119,914
    143,500       SAPPORO BREWERIES LTD ..............       1,335,445
    238,857       SCOTTISH & NEWCASTLE PLC ...........       2,273,306
    249,900       SEAGRAMS CO LTD ....................       8,611,559
    335,700       SEAGRAMS CO LTD (U.S.) .............      11,623,612
     80,706       SOUTH AFRICAN BREWERIES LTD ........       2,955,495
     21,000       VINA CONCHA Y TORO S.A. ADR ........         378,000
    482,000       YAKULT HONSHA CO LTD ...............       6,588,236
                                                         -------------
                                                         1,741,777,584
                                                         -------------

                 BROADCASTERS-1.05%
    106,000       ASATSU, INC ........................       4,459,627
    303,050     o ASSOCIATED GROUP, INC (CLASS A) ....       5,720,068
    303,050     o ASSOCIATED GROUP, INC (CLASS B) ....       5,757,950
    998,456       AUSTEREO LTD .......................       1,411,227
    102,900       BHC COMMUNICATIONS, INC (CLASS A) ..       9,724,050
      6,292       CANAL PLUS S.A. ....................       1,181,076
  1,258,920       CAPITAL CITIES/ABC, INC ............     155,319,255
    221,700       CITICASTERS, INC ...................       5,237,662
    174,700     o CLEAR CHANNEL COMMUNICATIONS, INC ..       7,708,637
    707,800       COMCAST CORP (CLASS A) .............      12,474,975
  1,037,668       COMCAST CORP (CLASS A) SPL .........      18,872,586
     36,338     o DATA BROADCASTING CORP .............         449,682
     96,300     o EVERGREEN MEDIA CORP (CLASS A) .....       3,081,600
    501,405       GAYLORD ENTERTAINMENT CO ...........      13,913,988
    682,500       HARTE-HANKS COMMUNICATIONS, INC ....      13,479,375
    272,457     o HERITAGE MEDIA CORP (CLASS A) NEW ..       6,981,710
    402,900     o INFINITY BROADCASTING CORP
                   (CLASS A)..........................      15,008,025
    120,000     o KATZ MEDIA GROUP, INC ..............       2,115,000
    377,600     o KING WORLD PRODUCTIONS, INC ........      14,679,200
  1,248,199     o LIBERTY MEDIA GROUP (CLASS A) ......      33,545,348
    289,569     o LIN TELEVISION CORP ................       8,614,677
     30,000       METROPOLE TELEVISION S.A. ..........       2,527,348
     20,500       NIPPON TELEVISION NETWORK CORP .....       5,484,865
     61,000     o ROGERS COMMUNICATIONS (CLASS B) ....         682,051
    671,665       SCRIPPS (E.W.) CO (CLASS A) ........      26,446,809
     61,500       TCA CABLE TV, INC ..................       1,698,937
     67,200       TELE METROPOLE, INC (CLASS B) ......         973,092
  5,270,497     o TELE-COMMUNICATIONS, INC
                   (CLASS A) NEW .....................     104,751,127
     93,067       TELEVISION FRANCAISE (TFI) .........       9,990,830
  1,356,350       TOKYO BROADCASTING SYSTEMS, INC ....      22,352,376
    638,400       TURNER BROADCASTING
                   SYSTEMS, INC (CLASS A) ............      16,518,600
    504,000       TURNER BROADCASTING
                   SYSTEMS, INC (CLASS B) ............      13,104,000
     62,400       TV4 AB SERIES A FREE ...............       1,082,779
    346,000       UNITED TELEVISION, INC .............      31,226,500
    469,487     o VIACOM, INC (CLASS A) ..............      21,537,716
  2,680,048     o VIACOM, INC (CLASS B) ..............     126,967,274
    246,144     o VIACOM, INC (CLASS B) WTS 7/07/97 ..         707,664
    147,686     o VIACOM, INC (CLASS B) WTS 7/07/99 ..         812,273
    216,800     o WESTWOOD ONE, INC ..................       3,062,300
                                                         -------------
                                                           729,662,259
                                                         -------------


                 BUSINESS SERVICES-1.28%
     68,900     o ACCUSTAFF, INC .....................       3,031,600
      2,816     o ADIA S.A. (BR) .....................         460,074
    241,600     o ADIA S.A. ADR ......................       4,892,400
    711,530       ADVO, INC ..........................      18,499,780
     69,400     o ALLIANCE SEMICONDUCTOR CORP ........         806,775
    517,800     o ALLWASTE, INC ......................       2,459,550
     23,000     o ALTERNATIVE RESOURCES CORP .........         695,750
    322,600     o AMERICA ONLINE, INC ................      12,097,500
    652,430       AMERICAN BUSINESS PRODUCTS, INC ....      18,594,255
     99,200     o ATRIA SOFTWARE INC .................       3,881,200
    537,500       AUTODESK, INC ......................      18,409,375
    343,400       BANTA CORP .........................      15,109,600
  1,631,000       BET PLC ............................       3,216,009
    960,200       BLOCK (H&R), INC ...................      38,888,100
    789,500     o BOSTON LIFE SCIENCES, INC ..........         592,125
     98,000     o CABLEVISION SYSTEMS CORP (CLASS A) .       5,316,500
    673,000     o CALGENE, INC .......................       3,112,625
    421,400       CARLTON COMMUNICATIONS PLC .........       6,320,206
    180,900     o CATALINA MARKETING CORP ............      11,351,475
    272,800     o CHECKPOINT SYSTEMS, INC ............      10,195,900
    112,800       CHUBB SECURITY PLC .................         557,799
    357,400       CINTAS CORP ........................      15,904,300
    407,900     o COMPUTERVISION CORP ................       6,271,462
    172,900     o CORPORATE EXPRESS, INC .............       5,208,612
    204,100     o CORRECTIONS CORP OF AMERICA ........       7,577,212
    200,500     o CREDENCE SYSTEMS CORP ..............       4,586,437
    161,300       CROSS (A.T.) CO (CLASS A) ..........       2,439,662
    835,400       DELUXE CORP ........................      24,226,600
     13,500     o DEVRY, INC .........................         364,500
     41,900     o DIALOGIC CORP ......................       1,613,150
    382,250       DIEBOLD, INC .......................      21,167,093


                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 BUSINESS SERVICES-(Continued)

     84,300     o DOUBLETREE CORP ....................     $ 2,212,875
    435,700    +o DUPLEX PRODUCTS, INC ...............       3,540,062
     58,250       ECCO S.A. ..........................       8,825,935
  1,628,606       ELECTROCOMPONENTS PLC ..............       9,102,865
    438,550       ENNIS BUSINESS FORMS, INC ..........       5,372,237
     28,000       ESSELTE AB SERIES B FREE ...........         420,376
      8,400     o FLUGHAFEN WIEN AG ..................         567,195
    148,800     o FORE SYSTEMS, INC ..................       8,853,600
    322,600     o FRANKLIN QUEST CO ..................       6,290,700
    154,043       GETRONICS NV .......................       7,206,797
     24,600     o GROUNDWATER TECHNOLOGY, INC ........         344,400
     40,953       GUILBERT S.A. ......................       4,815,042
    491,900       HARLAND (JOHN H.) CO ...............      10,268,412
    755,000       HAYS PLC ...........................       4,395,798
    235,000       HENDERSON INVESTMENT LTD ...........         192,991
     23,500     o HENDERSON INVESTMENT LTD
                   WTS 3/31/96 .......................             361
    296,100       HUNT MANUFACTURING CO ..............       5,144,737
    630,950       IDEON GROUP, INC ...................       6,388,368
    259,900     o INFORMATION RESOURCES, INC .........       3,216,262
     22,300     o INSO CORP ..........................         947,750
    167,500     o INTERIM SERVICES, INC ..............       5,820,625
  1,274,900       INTERPUBLIC GROUP OF COS, INC ......      55,298,787
     10,800       ISS INTERNATIONAL SERVICE SYSTEM
                   AS SERIES B .......................         243,594
    447,393       KELLY SERVICES, INC (CLASS A) ......      12,415,155
     33,600       LIBERTY PROPERTY TRUST .............         697,200
    304,300       MACNEAL-SCHWENDLER CORP ............       4,868,800
    221,600     o MAIL BOXES ETC .....................       2,770,000
    765,000       MANPOWER, INC ......................      21,515,625
    123,200     o MCAFEE ASSOCIATES, INC .............       5,405,400
    665,673       MERCURY ASSETS
                    MANAGEMENT GROUP PLC .............       8,991,657
     45,000     o MERCURY INTERACTIVE ................         821,250
    489,000     o MERISEL, INC .......................       2,139,375
     87,500     o MICRO WAREHOUSE, INC ...............       3,784,375
    133,608       MOORE CORP LTD .....................       2,510,233
    125,554       MOORE CORP LTD (U.S.) ..............       2,338,443
    120,100       NASHUA CORP ........................       1,636,362
     47,700     o NATIONAL AUTO CREDIT, INC ..........         775,125
    308,600     o NATIONAL EDUCATION CORP ............       2,507,375
    469,249       NATIONAL SERVICE INDUSTRIES, INC ...      15,191,936
    325,200       NEW ENGLAND BUSINESS SERVICES, INC .       7,113,750
    254,800     o NU KOTE HOLDING, INC (CLASS A) .....       4,331,600
  1,551,598     o OFFICE DEPOT, INC ..................      30,644,060
    567,979       OLSTEN CORP ........................      22,435,170
    614,000       OMNICOM GROUP, INC .................      22,871,500
     78,600     o OPTICAL DATA SYSTEMS, INC ..........       1,984,650
    435,212       PAYCHEX, INC .......................      21,706,198
    166,200       PHH CORP ...........................       7,769,850
    479,925       PREMIER INDUSTRIAL CORP NEW ........      11,758,162
     23,076       PROSEGUR COMPANIA DE SEGURIDAD S.A.          572,548
      2,200       PUBLICITAS HOLDINGS S.A. (REGD) ....       2,150,864
    188,300     o QUARTERDECK CORP ...................       5,178,250
    700,000       RENTOKIL GROUP PLC .................       3,640,847
  3,093,400       REUTERS HOLDINGS PLC ...............      28,336,595
    287,600     o ROBERT HALF INTERNATIONAL, INC .....      12,043,250
    404,550       ROLLINS, INC .......................       8,950,668
     40,750       SAP AG. ............................       6,334,717
     28,000       SCRIBONA AB SERIES B FREE ..........         299,967
    264,727       SECOM CO LTD .......................      18,425,772
      9,000       SECURITAS AB SERIES B FREE .........         427,770
    542,150       SENSORMATIC ELECTRONICS CORP .......       9,419,856
    781,250       SERVICE CORP INTERNATIONAL .........      34,375,000
     25,604       SLIGOS .............................       2,115,123
      2,150       SOCIETE GENERAL DE SURVEILLANCE
                   (BR)...............................       4,278,698
    330,300     o SOFTWARE PUBLISHING CORP ...........       1,094,118
      1,166       SOPHUS BERENDSEN AS (CLASS A) ......         131,285
     54,950       SOPHUS BEREBDSEN AS (CLASS B) ......       6,196,986
    268,000       STANDARD REGISTER, INC .............       5,393,500
    217,500     o STRATACOM, INC .....................      15,986,250
    491,500     o SUNGARD DATA SYSTEMS, INC ..........      14,007,750
    105,000     o THERMOLASE CORP ....................       2,716,875
      2,900     o TIVOLI SYSTEMS, INC ................          97,875
     68,800       TOKYO DOME .........................       1,180,496
    122,300       TOKYO TOKEIBA CO LTD ...............         509,797
     35,000       TOTAL SYSTEM SERVICES, INC .........       1,067,500
    355,500       TRUE NORTH COMMUNICATIONS, INC .....       6,576,750
    323,600       TSENG LABORATORIES, INC ............       3,033,750
    366,500       UNIFIRST CORP ......................       6,597,000
    254,700     o UNION CORP .........................       4,711,950
     36,248       UNITED STATIONERS, INC .............       1,005,882
    151,500       VALSPAR CORP .......................       6,760,687
    271,600     o VERIFONE, INC ......................       7,774,550
    298,000     o VOLT INFORMATION SCIENCES, INC .....       8,120,500
    117,700       WACKENHUT CORP SERIES A ............       2,118,600
    255,025       WACKENHUT CORP SERIES B ............       3,952,887
    236,300       WALLACE COMPUTER SERVICES, INC .....      12,907,887
     39,800     o WONDERWARE CORP ....................         681,575
                                                          ------------
                                                           885,475,021
                                                          ------------

                 CHEMICALS-MAJOR-1.98%
     56,900       AECI LTD ...........................         343,382
     31,000       AGA AB SERIES A FREE ...............         427,996
     43,500       AGA AB SERIES B FREE ...............         600,575
  1,028,300       AIR PRODUCTS & CHEMICALS, INC ......      54,242,825
    119,017       AKZO NOBEL NV ......................      13,779,265
    236,500       ARCO CHEMICAL CO ...................      11,499,812
     79,960       BASF AG. ...........................      17,848,974
    105,295       BAYER AG. ..........................      27,844,744
  1,132,075       BOC GROUP PLC ......................      15,836,513
     87,000       CALOR GROUP PLC ....................         345,795
      4,800     o CLARIANT LTD .......................       1,576,778
    159,000       COURTAULDS PLC .....................       1,004,734
      3,771       DEGUSSA AG. ........................       1,259,372
  2,395,600       DOW CHEMICAL CO ....................     168,590,350
  4,482,661       DU PONT (E.I.) DE NEMOURS & CO .....     313,225,937
    126,000       DU PONT CANADA, INC (CLASS A) ......       2,217,172
    794,248       EASTMAN CHEMICAL CO ................      49,739,781
    126,962       ENGLISH CHINA CLAYS PLC ............         624,874
     32,800    xo ERCROS S.A. ........................          23,251
     32,800     o ERCROS S.A. RTS ....................             270
    239,900       GOODRICH (B.F.) CO .................      16,343,187
  1,222,000       HERCULES, INC ......................      68,890,250
     28,700       HOECHST AG. ........................       7,800,116
    706,000       ICI AUSTRALIA LTD ..................       5,409,492
    295,342       IMPERIAL CHEMICAL INDUSTRY PLC .....       3,498,721
     61,608       IMPERIAL CHEMICAL INDUSTRY PLC
                   ADR NEW ...........................       2,880,174
      7,859       LAIR LIQUIDE .......................       1,303,271
     18,125     # LAIR LIQUIDE (REGD) ................       3,005,698
    818,477       LILLY INDUSTRIES, INC (CLASS A) ....      10,435,581
    126,600       MISSISSIPPI CHEMICAL CORP ..........       2,943,450
  7,556,433       MITSUBISHI CHEMICAL CORP ...........      36,772,534
  1,859,500       MITSUBISHI GAS CHEMICAL CO, INC ....       8,382,086
    338,667       MITSUI TOATSU CHEMICALS, INC .......       1,362,460
  1,022,900       MONSANTO CO ........................     125,305,250
  4,260,000     o MONTEDISON S.P.A. ..................       2,855,563
  1,380,000     o MONTEDISON S.P.A. WTS 1/19/97 ......         118,238
    400,000     o MONTEFIBRE ORD .....................         244,440
    113,000       NIPPON OIL & FATS CO LTD ...........         614,531
     82,600       NIPPON SHOKUBAI KAGAK KOGYO CO LTD .         808,731

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 CHEMICALS-MAJOR-(Continued)

    199,900       OLIN CORP ..........................     $14,842,575
     21,889     o POLIFIN LTD ........................          35,125
  3,088,500       PPG INDUSTRIES, INC ................     141,298,875
  1,406,980       PRAXAIR, INC .......................      47,309,702
     38,500     o QUINTILES TRANSNATIONAL CORP .......       1,578,500
    200,000     o RHODIA-STER S.A. GDR ...............       1,850,000
    127,833       RHONE-POULENC S.A. (CLASS A) .......       2,741,984
    502,500       ROHM & HAAS CO .....................      32,348,437
    163,984       SASOL LTD ..........................       1,342,731
  5,650,000     o SHOWA DENKO K.K. ...................      17,745,836
     13,795       SOLVAY ET CIE S.A. .................       7,488,126
  2,470,160       SUMITOMO CHEMICAL CO LTD ...........      12,332,051
        420       TOSHIBA CHEMICAL CORP ..............           3,485
    514,000     o UBE INDUSTRIES LTD .................       1,943,259
      1,250       UCB NV .............................       1,660,723
  2,510,280       UNION CARBIDE CORP .................      94,135,500
299,000,000      WHITE MARTINS S.A. ..................         298,384
 69,134,000       YIZHENG CHEMICAL FIBER CO (CLASS H)       15,557,394
     41,476       ZENECA GROUP PLC ADR ...............       2,421,161
                                                         -------------
                                                         1,376,940,021
                                                         -------------

                 CHEMICALS-SPECIALTY-1.94%
    375,500     o AIRGAS, INC ........................      12,485,375
    478,200       ALBEMARLE CORP .....................       9,265,125
  2,798,404       ASAHI CHEMICAL INDUSTRY CO LTD .....      21,430,905
    161,400       BETZ LABORATORIES, INC .............       6,617,400
    163,200       CALGON CARBON CORP .................       1,958,400
    179,400       CAMBREX CORP .......................       7,422,675
    220,900       CHEMED CORP ........................       8,587,487
    308,121       COMMERCIAL METALS CO ...............       7,625,994
    336,800       CROMPTON & KNOWLES CORP ............       4,462,600
    142,919     o CYTEC INDUSTRIES, INC ..............       8,914,572
  1,749,000       DAICEL CHEMICAL INDUSTRIES LTD .....       9,952,471
    782,380       DAINIPPON INK & CHEMICAL, INC ......       3,648,092
    202,000     o DENKI KAGKU KOGYO ..................         734,320
    170,000       DEXTER CORP ........................       4,016,250
    601,800     o ECOGEN, INC ........................         865,087
    704,800       ECOLAB, INC ........................      21,144,000
  1,167,555       ENGELHARD CORP .....................      25,394,321
  5,900,000     o ENTE NAZIONALE IDROCARBURI .........      20,629,350
  1,168,700       ETHYL CORP .........................      14,608,750
    223,650       FERRO CORP .........................       5,199,862
    314,600       FIRST MISSISSIPPI CORP .............       8,336,900
    315,700       FOSTER WHEELER CORP ................      13,417,250
    130,160       FULLER (H.B.) CO ...................       4,523,060
    252,300       GEON CO ............................       6,149,812
    225,000       GEORGIA GULF CORP ..................       6,918,750
  7,237,300     + GRACE (W.R.) & CO ..................     427,905,362
    650,500       GREAT LAKES CHEMICAL CORP ..........      46,836,000
      3,746       ICN PHARMACEUTICALS, INC NEW .......          72,110
  1,194,600       IMC GLOBAL, INC ....................      48,829,275
    147,000       KANEKA CORP ........................         927,686
    539,000       KANSAI PAINT CO LTD ................       2,508,031
     97,300       KUREHA CHEMICAL INDUSTRY CO LTD ....         457,464
    513,790       LAWTER INTERNATIONAL, INC ..........       5,972,808
    120,237       LEARONAL, INC ......................       2,765,451
    491,400       LOCTITE CORP .......................      23,341,500
    529,900       LUBRIZOL CORP ......................      14,770,962
    454,000       LYONDELL PETROCHEMICAL CO ..........      10,385,250
  4,294,250     + MALLINCKRODT GROUP, INC ............     156,203,343
     76,450     o MCWHORTER TECHNOLOGIES, INC ........       1,127,637
      1,000     o METHANEX CORP ......................           7,331
    606,600       MILLIPORE CORP .....................      24,946,425
  2,157,500       MORTON INTERNATIONAL, INC ..........      77,400,312
    701,300     o MYCOGEN CORP .......................      11,922,100
    650,700       NALCO CHEMICAL CORP ................      19,602,337
     21,100       NCH CORP ...........................       1,218,525
      2,331       NORIT NV ...........................          27,481
    171,000       NOVA CORP ..........................       1,379,134
    230,000       NOVA CORP (U.S.) ...................       1,840,000
    111,900       PENWEST LTD ........................       2,769,525
    150,500       PETROLITE CORP .....................       4,289,250
     61,000       POTASH CORP OF SASKATCHEWAN, INC ...       4,327,115
    400,000       POTASH CORP OF SASKATCHEWAN, INC
                   (U.S.) ............................      28,350,000
    363,600       RAYCHEM CORP .......................      20,679,750
    590,906       RPM, INC ...........................       9,749,949
     20,000     o SAES GETTERS S.P.A. ................         350,280
    501,477       SCHULMAN A, INC ....................      11,283,232
    433,200     o SEALED AIR CORP ....................      12,183,750
  1,050,920       SEKISUI CHEMICAL CO LTD ............      15,485,180
    134,342       SHIN-ETSU CHEMICAL CO LTD ..........       2,786,946
    340,900       SIGMA ALDRICH CORP .................      16,874,550
    244,600     o STERLING CHEMICALS, INC ............       1,987,375
    281,200       THIOKOL CORP .......................       9,525,650
    240,000     o TOSOH CORP .........................       1,156,300
    302,330       TREDEGAR INDUSTRIES, INC ...........       9,825,725
    700,700       VIGORO CORP ........................      43,268,225
    123,300       WD-40 CO ...........................       5,055,300
    246,900       WELLMAN, INC .......................       5,616,975
    546,000       WITCO CORP .........................      15,970,500
    473,052       ZERO CORP ..........................       8,396,673
                                                         -------------
                                                         1,344,687,582
                                                         -------------

                COMMUNICATION EQUIPMENT &
                 SERVICES-1.76%
  2,679,979     o 3COM CORP ..........................     124,954,020
  6,128,915     o AIRTOUCH COMMUNICATIONS, INC .......     173,141,848
    162,500       ALLGON AB SERIES B FREE ............       2,255,790
     13,125    #o AMERICAN SATELLITE NETWORK
                   WTS 6/30/99 .......................               0
    447,900       AMTECH CORP ........................       2,295,487
    375,075     o ANDREW CORP ........................      14,346,618
    140,900     o ANTEC CORP .........................       2,536,200
    167,800     o ARCH COMMUNICATIONS GROUP, INC .....       4,027,200
    331,200     o ASCEND COMMUNICATIONS INC ..........      26,868,600
    179,800     o AVID TECHNOLOGIES, INC .............       3,416,200
    296,650    +o AYDIN CORP .........................       4,486,831
    677,093     o BRINKER INTERNATIONAL, INC .........      10,241,031
     45,500     o BROADBAND TECHNOLOGIES, INC ........         739,375
    451,900     o CABLETRON SYSTEMS, INC .............      36,603,900
    421,900     o CALIFORNIA MICROWAVE, INC ..........       7,014,087
    223,300     o CASCADE COMMUNICATIONS CORP ........      19,036,325
     39,000     o CELLSTAR CORP ......................       1,014,000
    180,801     o CELLULAR COMMUNICATIONS
                   INTERNATIONAL, INC ................       7,729,242
    715,800       CENTURY TELEPHONE ENTERPRISES, INC .      22,726,650
  3,532,500     o CISCO SYSTEMS, INC .................     263,612,812
    324,800     o COMPRESSION LABORATORIES, INC ......       2,030,000
    324,400       COMSAT CORP SERIES 1 ...............       6,041,950
  1,836,364       CORNING, INC .......................      58,763,648
    417,100     o DIGI INTERNATIONAL, INC ............       7,924,900
    216,500     o DIGITAL MICROWAVE CORP .............       2,165,000
  1,128,588     o DSC COMMUNICATIONS CORP ............      41,616,682
     32,400     o DSP COMMUNICATIONS, INC ............       1,413,450
    298,600     o DYNATECH CORP ......................       5,076,200
     45,000       ERICSSON S.P.A. ....................         567,000
  1,990,350       ERICSSON TELFON (L.M.) AB SERIES B .      39,041,849
    250,000     o FILMES LUSOMUNDO (NON-VTG) .........       2,317,797
     17,000     o FIREFOX COMMUNICATIONS, INC ........         399,500
    312,100     o GENERAL DATACOMM INDUSTRIES, INC ...       5,344,712

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 COMMUNICATION EQUIPMENT &
                  SERVICES-(Continued)

    894,000     o GEOTEK COMMUNICATIONS, INC .........     $ 5,643,375
    529,175       HARRIS CORP ........................      28,906,184
         20     o INTELLICALL, INC ...................              75
     92,400     o INTERDIGITAL COMMUNICATIONS CORP ...         681,450
    473,422     o INTERNATIONAL CABLETEL, INC ........      11,598,839
    963,400     o LCI INTERNATIONAL, INC .............      19,749,700
    250,800     o MACROMEDIA, INC ....................      13,104,300
    126,300     o MFS COMMUNICATIONS CO, INC .........       6,725,475
     70,724     o MILLICOM INTERNATIONAL CELLULAR S.A.       2,157,082
    488,800     o MITEL CORP .........................       3,177,200
     85,000     o NERA AS ............................       2,771,395
      7,000     o NETCOM ON-LINE
                   COMMUNICATION SERVICES INC ........         252,000
    314,500     o NETWORK EQUIPMENT TECHNOLOGIES .....       8,609,437
    476,200     o NEW WORLD
                   COMMUNICATIONS GROUP, INC .........       8,333,500
    129,000     o NEWBRIDGE NETWORKS .................       5,343,869
    288,000       NOKIA AB SERIES SERIES K ...........      11,408,041
    109,700       NORTHERN TELECOMMUNICATIONS LTD ....       4,695,169
    199,409       NORTHERN TELECOMMUNICATIONS LTD
                   (U.S.) ............................       8,574,587
  3,045,600     o NOVELL, INC ........................      43,399,800
    157,960     o OCTEL COMMUNICATIONS CORP ..........       5,094,210
    464,000     o PAGING NETWORK, INC ................      11,310,000
     40,000     o PAIRGAIN TECHNOLOGIES, INC .........       2,190,000
    468,800     o PICTURETEL CORP NEW ................      20,217,000
    472,800     o QUALCOMM, INC ......................      20,330,400
     54,838     o SAMSUNG ELECTRONICS CO .............       9,966,751
     19,243     o SAMSUNG ELECTRONICS CO NEW .........       3,472,591
    770,100       SCIENTIFIC-ATLANTA, INC ............      11,551,500
    267,500       SIRTI S.P.A. .......................       1,503,243
  1,010,200     o TECH DATA CORP .....................      15,153,000
    309,600     o TELCO SYSTEMS, INC .................       3,289,500
    490,000     o TELESP S.A. ........................          70,828
    759,200     o TELLABS, INC .......................      28,090,400
    112,000     o VANGUARD CELLULAR SYSTEMS, INC .....       2,268,000
                                                         -------------
                                                         1,219,387,805
                                                         -------------

                 COMPUTER SERVICE-2.58%
     31,800     o 3DO CO .............................         318,000
    310,000     o ACER INC GDR .......................       4,030,000
     79,500     o ACXIOM CORP ........................       2,176,312
    868,300     o ADAPTEC, INC .......................      35,600,300
    526,700     o ADC TELECOMMUNICATIONS, INC ........      19,224,550
    470,744       ADOBE SYSTEMS, INC .................      29,186,128
    542,350     o AMERICAN MANAGEMENT SYSTEMS, INC ...      16,270,500
    238,000     o AMERICAN SOFTWARE, INC (CLASS A) ...       1,547,000
  1,348,800       AUTOMATIC DATA PROCESSING, INC .....     100,148,400
    137,900     o BANYAN SYSTEMS, INC ................       1,413,475
  1,798,438     o BAY NETWORKS, INC ..................      73,960,762
    324,000     o BBN CORP ...........................      13,324,500
    217,700     o BISYS GROUP, INC ...................       6,694,275
    489,800     o BMC SOFTWARE, INC ..................      20,938,950
    382,737     o BORLAND INTERNATIONAL, INC .........       6,315,160
    137,000     o BOSTON TECHNOLOGY, INC .............       1,746,750
    202,700     o BRODERBUND SOFTWARE, INC ...........      12,314,025
    385,058     o CADENCE DESIGN SYSTEMS, INC ........      16,172,436
     62,300     o CAMBRIDGE TECHNOLOGY
                   PARTNERS, INC .....................       3,582,250
    110,100     o CDW COMPUTER CENTERS, INC ..........       4,459,050
    593,726     o CERIDIAN CORP ......................      24,491,197
    458,675     o CHEYENNE SOFTWARE, INC                    11,982,884
     35,300     o CHUNG HO COMPUTER CO ...............       3,549,132
     67,200     o COMPUSA, INC .......................       2,091,600
  3,298,725       COMPUTER ASSOCIATES
                   INTERNATIONAL, INC ................     187,614,984
    468,900     o COMPUTER SCIENCES CORP .............      32,940,225
     40,000     o COMPUTRON SOFTWARE, INC ............         720,000
     23,000     o COMPUWARE CORP .....................         425,500
    151,300     o CONTINUM, INC ......................       5,976,350
     26,000       CSK ................................         814,102
    108,500     o CYRIX CORP .........................       2,495,500
    110,400     o DAVIDSON & ASSOCIATES, INC .........       2,428,800
    200,300     o DST SYSTEMS, INC ...................       5,708,550
    562,900     o ELECTRONIC ARTS ....................      14,705,762
  1,591,400     o EMC CORP ...........................      24,467,775
    193,900     o EXABYTE CORP .......................       2,835,787
  1,169,534       FIRST DATA CORP ....................      78,212,586
    610,575     o FISERV, INC ........................      18,317,250
    133,500     o FTP SOFTWARE, INC ..................       3,871,500
  3,275,144       GENERAL MOTORS CORP (CLASS E) ......     170,307,488
     55,000     o GROUP AXIME S.A. ...................       4,239,851
    709,380       HBO & CO ...........................      54,356,242
    250,000     o HOGAN SYSTEMS, INC .................       3,406,250
     26,000     o HYPERION SOFTWARE CORP .............         552,500
      3,000     o INES CORP ..........................          54,964
    586,365     o INTERGRAPH CORP ....................       9,235,248
      4,500     o INTERSOLV INC ......................          57,937
    207,200     o INTUIT, INC ........................      16,161,600
    321,100     o LANDMARK GRAPHICS CORP .............       7,465,575
    283,100     o MARCAM CORP ........................       4,317,275
     78,000     o MEDIC COMPUTER SYSTEMS, INC ........       4,719,000
    448,300     o MENTOR GRAPHICS CORP ...............       8,181,475
    246,750     o MICROCHIP TECHNOLOGY, INC ..........       9,006,375
     55,300     o MICRON ELECTRONICS, INC ............         594,475
  2,953,250     o MICROSOFT CORP .....................     259,147,687
     70,200       MIROKU JYOHO SERVICES ..............       1,163,687
  1,290,000     o MISYS PLC ..........................      11,416,267
    238,950       NATIONAL COMPUTER SYSTEMS, INC .....       4,510,181
    258,300       NATIONAL DATA CORP .................       6,392,925
    249,100     o NETMANAGE, INC .....................       5,791,575
    225,500     o NETWORK GENERAL CORP ...............       7,526,062
  3,002,350     o ORACLE CORP ........................     127,224,581
    655,200     o PARAMETRIC TECHNOLOGY CORP .........      43,570,800
    143,600     o PEOPLESOFT, INC ....................       6,174,800
    186,200     o PLATINUM TECHNOLOGY, INC ...........       3,421,425
    106,000     o POLICY MANAGEMENT SYSTEMS CORP .....       5,048,250
    142,400     o PROGRESS SOFTWARE CORP .............       5,340,000
    174,100     o QLOGIC CORP ........................       1,327,512
  1,349,100     o READ-RITE CORP .....................      31,366,575
    850,800       REYNOLDS & REYNOLDS CO (CLASS A) ...      33,074,850
     97,150     o SAFEGUARD SCIENTIFICS INC ..........       4,808,925
    797,500     o SAGE GROUP PLC .....................       4,024,145
    240,000     o SANTECH ............................       1,063,608
     25,400     o SECURITY DYNAMICS TECHNOLOGIES, INC        1,384,300
     50,000     o SEER TECHNOLOGIES, INC .............         625,000
    651,400       SEI CORP ...........................      14,167,950
    198,700       SHARED MEDICAL SYSTEMS CORP ........      10,804,312
     86,300     o SHIVA CORP .........................       6,278,325
    142,200     o SIERRA ON-LINE, INC ................       4,088,250
    283,000     o SILICONWARE PRECISION IND GDR ......       4,669,500
    153,600     o SOFTKEY INTERNATIONAL, INC .........       3,552,000
    316,034     o STERLING SOFTWARE, INC .............      19,712,620
    251,200     o STRUCTURAL DYNAMICS RESEARCH CORP ..       7,379,000
  1,041,200     o SYBASE, INC ........................      37,483,200
    427,000     o SYMANTEC CORP ......................       9,927,750
     85,100     o SYNOPSYS, INC ......................       3,233,800
    538,612       SYSTEM SOFTWARE ASSOCIATES, INC ....      11,714,811
    274,700     o SYSTEMS & COMPUTER TECHNOLOGY CORP .       5,459,662
      7,440     o TAK WING INVESTMENT HOLDINGS
                   WTS 10/31/96 ......................             216

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 COMPUTER SERVICE-(Continued)

    239,800       TELXON CORP ........................      $5,425,475
     51,400     o ZEBRA TECHNOLOGY CORP ..............       1,747,600
                                                         -------------
                                                         1,795,776,188
                                                         -------------

                 CONGLOMERATES-2.42%
      3,300       ACKERMANS & VAN HAAREN .............         548,319
     19,340       AGIV AG. ...........................         408,068
    910,200       ALCO STANDARD CORP .................      41,527,875
    435,000       ALEXANDER & BALDWIN, INC ...........      10,005,000
  5,954,804       ALLIED SIGNAL, INC .................     282,853,190
     53,250       AMER GROUP SERIES A ................         832,682
    532,608       AMERICAN FINANCIAL GROUP, INC ......      16,311,120
     15,486       ANGLO AMERICAN INDUSTRIAL CORP .....         704,102
     20,600       ANGLOVAAL HOLDINGS LTD .............         881,525
     62,000       ANGLOVAAL INDUSTRIES LTD ...........         467,700
      3,160       ARTEMIS S.A. .......................         132,069
     94,000       AVIR FINANZARIA S.P.A. .............         592,200
     62,700       BARLOW LTD .........................         894,363
         30     o BERKSHIRE HATHAWAY, INC ............         963,000
    660,000       BRADY (W.H.) CO (CLASS A) ..........      17,820,000
    109,500       BRASCAN LTD (CLASS A) ..............       1,926,828
 21,726,198       BRIERLEY INVESTMENTS LTD ...........      17,187,551
  5,293,437       BRIERLEY INVESTMENTS LTD
                   (AUSTRALIA)........................       4,174,055
  6,840,572       BTR LTD ............................      34,942,011
     53,058     o BTR LTD WTS 11/30/96 ...............          53,957
     53,553     o BTR LTD WTS 11/30/97 ...............          56,539
     42,115     o BTR LTD WTS 4/30/98 ................          13,567
    648,495       CHINA VANKE CO LTD SERIES B ........         239,027
  3,142,600     o COLTEC INDUSTRIES, INC .............      36,532,725
    334,950     o CONCORD EFS, INC ...................      14,151,637
  1,062,650       COOKSON GROUP PLC ..................       5,048,603
    180,500     o COPYTELE, INC ......................       1,737,312
      5,000       CORPORACION FINANCIERE ALBA S.A. ...         307,876
    146,011       CRANE CO ...........................       5,384,155
     33,900       CURTISS WRIGHT CORP ................       1,822,125
     76,000       DE BEERS CENTENARY LINK (UNITS) ....       2,303,663
    139,000     o DESC SOCIEDAD DE FOMENTO
                   INDUSTRIAL S.A. DE CV SERIES B ....         510,539
     62,000     o DYNACTION ..........................       1,153,664
      8,800     o EST ASIATIQUE ......................         176,253
    350,000     o FABER GROUP BERHAD .................         299,133
      4,200       FIRST NATIONAL BANCORP GAINESVILLE .         134,400
     19,100       GENTING INTERNATIONAL ..............          31,133
     46,174       GEVAERT PHOTO-PRODUCTION NV ........       2,902,550
     42,360       GRANDE HOLDINGS LTD ................          24,104
     31,550       GROUPE BRUXELLES LAMBERT S.A. ......       4,288,149
        885       GROUPE BRUXELLES LAMBERT S.A.
                    NPV (VVPR) .......................         121,488
      2,655     o GROUPE BRUXELLES LAMBERT S.A.
                    NPV (VVPR) WTS 12/20/98 ..........          26,162
     93,000       GRUPO INDUSTRIAL ALFA S.A. SERIES A        1,194,939
  8,842,062       HANSON PLC .........................      26,426,757
    118,034       HANSON PLC ADR .....................       1,800,018
    207,721     o HANSON PLC WTS 9/30/97 .............          18,544
    310,783       HARRISON & CROSSFIELD PLC ..........         772,034
 39,000,500       HUTCHINSON WHAMPOA LTD .............     237,567,485
     10,000       IFIL FINANZIARIA DI PARTECIPAZIONI .          30,744
  1,038,436       ITT INDUSTRIES, INC ................      24,922,464
    727,984       JARDINE MATHESON HOLDINGS LTD ......       4,986,690
    340,914       JOHNSON CONTROLS, INC ..............      23,437,837
    170,000       KEPPEL CORP ........................       1,514,316
    750,000     o KEPPEL CORP WTS 6/30/97 ............       3,419,938
  6,450,000       KINGBOARD CHEMICAL HOLDINGS LTD ....       1,317,991
     20,000       LAGARDERE GROUPE ...................         368,060
     20,000     o LAGARDERE GROUPE WTS 6/30/97 .......           7,606
    168,000       LAND & GENERAL BERHAD ..............         363,922
     31,500       LION LAND BERHAD ...................          31,264
    355,988     o LITTON INDUSTRIES, INC .............      15,841,466
    867,500       LOEWS CORP .........................      67,990,312
  3,000,852       LONRHO PLC .........................       8,200,056
 50,134,000     + LUKS INDUSTRIAL CO .................       5,122,186
    540,000       MALAYAN UNITED INDUSTRIES BERHAD ...         438,125
    350,000       MALAYSIA MINING CORP BERHAD ........         504,529
  2,000,000       MALAYSIAN RESOURCES CORP BERHAD ....       3,213,864
     92,183       MALBAK LTD .........................         638,491
  1,002,605       MARK IV INDUSTRIES, INC ............      19,801,448
  3,407,400       MINNESOTA MINING &
                   MANUFACTURING CO ..................     225,740,250
    307,000       MULTI-PURPOSE HOLDINGS BERHAD ......         449,799
    102,118       MURRAY & ROBERTS HOLDINGS LTD ......         721,311
    130,000       NAMPAK LTD .........................         722,123
    442,046       NOBLEZA-PICCARDO SDAD INDUSTRIAL
                   COMERCIAL Y FINANCIERA ............       2,343,078
      3,000       NOMA INDUSTRIES LTD (CLASS A) ......          11,547
  2,678,812       PACIFIC DUNLOP LTD .................       6,277,219
     62,600       POWER CORP OF CANADA ...............         946,642
     71,000       PREMIER GROUP HOLDINGS LTD .........         116,856
    161,000       QUEBECOR, INC (CLASS B) ............       2,405,144
  1,468,700       ROCKWELL INTERNATIONAL CORP ........      77,657,512
    250,000     o SASIB ORD ..........................       1,102,500
    308,240       SHANGHAI OUTER GAOQIAO CO LTD
                   SERIES B ..........................         112,815
  1,151,400       SIME DARBY BERHAD ..................       3,061,029
    504,844       SKELLERUP GROUP LTD ................         775,657
    144,000     o SOCIEDAD COMERCIAL DEL PLATA S.A. ..         381,638
 32,360,000     + SOUTH CHINA HOLDINGS ...............       6,989,094
 52,046,000     + SOUTH CHINA INDUSTRIES LTD .........       6,394,504
  1,897,824       SOUTHCORP HOLDINGS LTD .............       4,418,906
    289,600       STANDEX INTERNATIONAL CORP .........       9,484,400
     20,640       SUPERFOS AS ........................       1,806,276
  1,926,000       SWIRE PACIFIC LTD (CLASS A) ........      14,945,259
    405,400       TELEDYNE, INC ......................      10,388,375
    703,200       TEXTRON, INC .......................      47,466,000
     33,812       TONGAAT HULETT GROUP LTD ...........         575,050
    310,754     o TRAFALGAR HOUSE PLC ................         133,887
    636,500       TRW, INC ...........................      49,328,750
  2,608,000       TYCO INTERNATIONAL LTD .............      92,910,000
     33,813     o U.S. INDUSTRIES, INC ...............         621,313
  1,080,000       UNITED INDUSTRIAL CORP .............       1,061,294
     27,000     o UNITED INDUSTRIAL CORP WTS 7/05/99 .           9,925
  1,115,500       UNITED TECHNOLOGIES CORP ...........     105,833,062
  1,073,346       WHITMAN CORP .......................      24,955,294
  1,072,753       WILLIAMS HOLDINGS PLC ..............       5,463,024
  1,596,000       YTL CORP BERHAD ....................      10,057,506
                                                         -------------
                                                         1,676,088,544
                                                         -------------

                 CONSTRUCTION-MATERIALS &
                  BUILDERS-1.27%
 11,454,000     + ACME LANDIS HOLDINGS LTD ...........         933,240
    600,000       ACP INDUSTRIES BERHAD ..............       2,575,818
    950,158       ADELAIDE BRIGHTON HOLDINGS LTD .....         848,187
    224,202       AKER AS SERIES A ...................       2,980,788
      2,978       AKER AS SERIES B ...................          36,293
     90,000       AMEC PLC ...........................         131,349
      9,900       ANGLO-ALPHA LTD ....................         388,342
    300,550     o AOKI CONSTRUCTION CO LTD ...........       1,261,559
    159,700       APASCO S.A. ........................         654,967
    404,100       ARMSTRONG WORLD INDUSTRIES, INC ....      25,054,200
     20,000       ASANO SLATE CO .....................          62,817
    175,100       ATKINSON (GUY F.) CO OF CALIFORNIA .       1,751,000
    153,400     o AVATAR HOLDINGS, INC ...............       5,369,000
    329,800       BARRATT DEVELOPMENTS LTD ...........       1,264,757
      1,660       BILFINGER & BERGER AG. .............         629,763

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 CONSTRUCTION-MATERIALS &
                  BUILDERS-(Continued)

  2,206,822       BLUE CIRCLE INDUSTRIES PLC .........     $11,735,118
  2,628,011       BORAL LTD ..........................       6,646,923
      5,459       BOUYGUES S.A. ......................         550,643
    928,500       BPB INDUSTRIES PLC .................       4,353,599
     59,100       BUTLER MANUFACTURING CO ............       2,319,675
    416,600       CALMAT CO ..........................       7,602,950
    123,228       CAMAS PLC ..........................         141,579
    243,325       CARADON PLC ........................         738,572
    281,600       CARLISLE COS, INC ..................      11,369,600
         88       CARPETS INTERNATIONAL THAILAND (FR)              384
    140,028     o CASTLE & COOKE, INC ................       2,345,469
      6,500       CBR NV .............................       2,633,797
      7,100     o CBR NV WTS 12/20/96 ................          41,253
    537,100     o CDI CORP ...........................       9,667,800
    159,120     o CEMENTOS MEXICANOS S.A. CPO ........         526,614
    208,062       CEMEX S.A.  (CLASS A) (REGD) .......         688,590
    357,750       CEMEX S.A. (CLASS B) ...............       1,300,066
    239,500       CENTEX CORP ........................       8,322,625
    638,200     o CHAMPION ENTERPRISES, INC ..........      19,704,425
    598,000       CHICHIBU ONODA CEMENT CORP .........       3,194,153
  3,991,780       CHINA SOUTHERN GLASS SERIES B ......       1,703,634
    233,000       CHIYODA CORP .......................       2,303,876
     69,940     o CHONGGU HOUSING & CONSTRUCTION .....       1,730,931
  1,219,858       CLAYTON HOMES, INC .................      26,074,464
     32,555       COLAS S.A. .........................       5,458,560
      9,928     o COSTAIN GROUP PLC ..................          10,944
    145,922       CRH PLC ............................       1,101,074
         82     o CRISTALERIA ESPANOLA S.A. ..........           4,596
  2,724,250       CSR LTD ............................       8,876,374
    222,097       DAITO TRUST CONSTRUCTION CO LTD ....       2,626,670
  1,451,000       DAIWA HOUSE INDUSTRY CO LTD ........      23,912,189
    189,900       DEBARTOLO REALTY CORP ..............       2,468,700
        738       DLW AG. ............................         111,888
     23,626     o DONG-AH CONSTRUCTION
                   INDUSTRIES CO NEW .................         807,028
     26,586       DRAGADOS Y CONSTRUCCIONES S.A. .....         349,541
    485,236     o DRAVO CORP .........................       5,822,832
 30,000,000     o ENGINEERING & EQUIPMENT CORP .......       1,738,454
     36,900       EUROC INDUSTRIA AB SERIES A ........         985,501
    539,200       FASTENAL CO ........................      22,781,200
    350,500       FLEETWOOD ENTERPRISES, INC .........       9,025,375
    214,500       FLORIDA ROCK INDUSTRIES, INC .......       6,274,125
     33,962       FOMENTO DE CONSTRUCCIONES Y
                   CONTRATAS S.A. ....................       2,603,523
        360     o FORBO HOLDINGS AG. (REGD) ..........         154,236
    603,300       FUJITA CORP ........................       2,725,349
    397,300     o GENLYTE GROUP, INC .................       2,681,775
    176,200       GILBERT ASSOCIATES, INC (CLASS A) ..       2,202,500
      2,388       GLAVERBEL S.A. .....................         251,134
         58       GLAVERBEL STRIP NPV (VVPR) .........               9
    138,800       GRANITE CONSTRUCTION, INC ..........       4,372,200
    381,000       HASEKO CORP ........................       1,540,153
    566,600       HAZAMA-GUMI LTD ....................       2,416,752
      1,570       HEIDELBERGER ZEMENT AG. ............         987,215
    100,198       HEPWORTH PLC .......................         496,260
      7,007       HOCHTIEF AG. .......................       2,996,078
      4,921       HOLDERBANK FINANCIERE
                   GLARUS AG. (BR) ...................       3,784,725
      1,300       HOLDERBANK FINANCIERE
                   GLARUS AG. (REGD) .................         199,965
      1,244       HOLLANDSCHE BETON GROEP
                   NV (H.B.G.) .......................         190,119
  4,000,000     o HUAXIN CEMENT CO LTD SERIES B ......       1,072,000
    101,000       HUME INDUSTRIES BERHAD .............         485,309
    147,000     o HYUNDAI ENGINEERING &
                   CONSTRUCTION CO ...................       6,745,594
      4,246     o HYUNDAI ENGINEERING &
                   CONSTRUCTION CO NEW ...............         191,558
     37,231       IMETAL S.A. ........................       4,453,558
    325,000     o IMPREGILO S.P.A. ...................         274,365
     97,853       INAX CORP ..........................         929,615
    154,000       ITALCEMENTI S.P.A. .................         921,690
      9,000     o ITALCEMENTI S.P.A. WTS 12/31/96 ....           1,417
    129,200     o JACOBS ENGINEERING GROUP, INC ......       3,230,000
    401,144       JAMES HARDIE INDUSTRIES LTD ........         692,313
     17,000     o JENNINGS INDUSTRIES LTD ............           1,138
    245,970       JGC CONSTRUCTION CORP ..............       2,599,032
     53,700       JUSTIN INDUSTRIES, INC .............         590,700
  3,241,756       KAJIMA CORP ........................      32,054,094
    217,998       KANDENKO ...........................       2,726,121
  1,132,105       KAUFMAN & BROAD HOME CORP ..........      16,840,061
  4,000,000       KEDAH CEMENT HOLDINGS ..............       6,868,848
    213,664       KINDEN CORP ........................       3,645,415
     26,000       KOMATSU CONSTRUCTION CO LTD ........         122,241
    313,000       KUMAGAI GUMI (HONG KONG) LTD .......         226,687
    804,279       KUMAGAI GUMI CO LTD ................       3,235,622
    263,555       LAFARGE CORP .......................       4,941,656
     29,896       LAFARGE S.A. (BR) ..................       1,928,674
      4,933       LAFARGE S.A. (SPANISH CERTS) .......         315,136
     43,811       LAING (JOHN) (CLASS A) .............         188,418
     77,500       LAPEYRE ............................       3,866,678
    150,000     o LEGRIS S.A. ........................       4,889,068
    567,287       LEIGHTON HOLDINGS LTD ..............       1,477,016
    821,000       LENNAR CORP ........................      20,627,625
     40,000       MAEDA ROAD CONSTRUCTION CO LTD .....         740,621
    750,000       MALAYAN CEMENT BERHAD ..............       1,429,697
    135,689       MARLEY PLC .........................         233,844
  1,395,800       MASCO CORP .........................      43,793,225
      1,000       MATSUO BRIDGE CO LTD ...............           6,688
     27,000       MCALPINE (ALFRED) PLC ..............          62,041
    689,292       MEDUSA CORP ........................      18,266,238
     58,510       MEYER INTERNATIONAL PLC ............         350,652
    286,484       MISAWA HOMES CO LTD ................       2,521,675
  6,041,136     o NEW WORLD INFRASTRUCTURE ...........      11,563,152
    139,000       NIHON CEMENT CO LTD ................         929,751
    406,300       NIPPON HODO CO LTD .................       6,892,676
    281,000       NISHIMATSU CONSTRUCTION CO LTD .....       3,296,056
    397,500       OAKWOOD HOMES CORP .................      15,254,062
        875       OCP CONSTRUCCIONES S.A. ............          24,595
    315,320       OHBAYASHI-GUM LTD ..................       2,506,503
    101,280       OHKI CONSTRUCTION CO LTD ...........         696,102
    324,740       OKUMURA CORP .......................       2,959,147
    105,000       ORIENTAL CONSTRUCTION ..............       2,239,314
    503,400     o OWENS CORNING FIBERGLAS CORP NEW ...      22,590,075
    135,000       PENTA OCEAN CONSTRUCTION CO LTD ....       1,046,952
    558,333     o PILECON ENGINEERING BERHAD
                   WTS 7/06/99 .......................         180,320
  2,710,342       PILKINGTON PLC .....................       8,500,315
    677,585     o PILKINGTON PLC (FULLY PD) ..........       2,125,077
  2,449,600       PIONEER INTERNATIONAL LTD ..........       6,323,233
     41,800       PITTWAY CORP .......................       2,774,475
    167,613       PITTWAY CORP (CLASS A) .............      11,355,780
    331,100       PLY-GEM INDUSTRIES, INC ............       5,380,375
     26,630     o POHANG IRON & STEEL CO .............       1,740,331
     18,088       PORTLAND VALDERRIVAS S.A. ..........       1,140,610
    550,000     o PT SEMEN GRESIK (FR) ...............       1,538,240
    606,248       PULTE CORP .........................      20,385,089
    957,150       REDLAND PLC ........................       5,780,816

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 CONSTRUCTION-MATERIALS &
                  BUILDERS-(Continued)

     95,200       REPUBLIC GROUP, INC ................     $ 1,332,800
    659,250       RMC GROUP PLC ......................      10,143,395
    244,696       RUGBY GROUP PLC ....................         417,906
    352,300       RYLAND GROUP, INC ..................       4,932,200
    529,550       SANKYO ALUMINIUM INDUSTRY CO LTD ...       2,838,802
     95,000       SANWA SHUTTER CORP .................         689,776
     45,280     o SCHNEIDER S.A. .....................       1,549,917
  1,748,850       SEKISUI HOUSE LTD ..................      22,378,424
    190,000     o SEMAPA SOC INV E GESTAO-SGPS .......       2,034,976
  1,787,000       SHERWIN-WILLIAMS CO ................      72,820,250
  2,900,000       SHIMIZU CORP .......................      29,518,230
     65,000     o SHOKUSEN JUTAKO ....................         238,181
    132,200       SKANSKA AB SERIES B FREE ...........       4,548,035
    123,900       SKYLINE CORP .......................       2,570,925
      6,000     o SOLA INTERNATIONAL, INC ............         151,500
     34,993       ST. GOBAIN .........................       3,820,929
     71,300       STARRETT (L.S.) CO (CLASS A) .......       1,844,887
     34,000       STARRETT (L.S.) CO (CLASS B) .......         879,750
    175,700       STONE & WEBSTER, INC ...............       6,303,237
        900       STRABAG BAU AG. ....................         160,658
    509,495       SUMITOMO FORESTRY CO LTD ...........       7,803,690
    407,000       SUMITOMO OSAKA CEMENT CO ...........       1,893,819
    471,000       SUNGEI WAY HOLDINGS BERHAD .........       1,697,381
     34,000       SUZUNUI INDUSTRY CO LTD ............         184,573
  1,501,000       TAISEI CORP ........................      10,025,428
        750       TAKASHIMA & CO LTD .................           3,373
  1,685,977       TARMAC PLC .........................       2,696,177
    177,750       TAYLOR WOODROW PLC .................         324,270
    138,494       TEXAS INDUSTRIES, INC ..............       7,340,182
    177,000       TIME ENGINEERING BERHAD ............         411,303
     76,000       TOA CORP ...........................         559,925
    525,000     o TODA CONSTRUCTION CO ...............       4,554,968
     93,000       TOSTEM CORP ........................       3,092,289
    138,790       TOTO LTD ...........................       1,937,419
     21,000       TOYO EXTERIOR CORP .................         517,077
    210,000     o UNICEM S.P.A. ORD ..................       1,131,165
     12,450       UNILAND CEMENTERA S.A. .............         567,518
    222,000       UNITED ENGINEERING BERHAD ..........       1,416,463
    200,000       URALITA S.A. .......................       1,813,460
     48,200     o USG CORP ...........................       1,446,000
    359,900       VULCAN MATERIALS CO ................      20,739,237
  6,252,000       WAI KEE HOLDINGS LTD ...............         784,307
  2,180,400     o WAI KEE HOLDINGS LTD WTS 12/31/96 ..          14,381
    670,100       WEBB DEL CORP ......................      13,485,762
      2,340       WIENERBERGER BAUSTOFF AG. ..........         464,719
    373,100       WILSON (CONNOLLY) HOLDINGS PLC .....         970,285
    131,000       WIMPEY (GEORGE) LTD ................         292,882
  1,008,021       WOLSELEY PLC .......................       7,058,390
                                                           -----------
                                                           882,766,461
                                                           -----------

                 CONTAINERS-0.11%
    212,204     o ALLTRISTA CORP .....................       3,819,672
    437,796       BALL CORP ..........................      12,039,390
         80       CARNAUDMETALBOX PLC ................           3,649
     41,838       CARNAUDMETALBOX S.A. ...............       1,916,308
     97,300       CCL INDUSTRIES, INC (CLASS B) ......         811,487
  5,691,840       CHINA MERCHANT SHEKOU PORT
                   SERVICE CO LTD (CLASS B) ..........       2,061,135
    216,600       CLACOR, INC ........................       4,413,225
    950,483     o CROWN CORK & SEAL CO, INC ..........      39,682,665
    194,200     o GAYLORD CONTAINER CO ...............       1,565,737
    299,600     o OWENS ILLINOIS, INC ................       4,344,200
    195,200       WEST CO, INC .......................       4,587,200
                                                            ----------
                                                            75,244,668
                                                            ----------

                 COSMETICS-0.49%
     19,500       ALBERTO CULVER CO (CLASS A) ........         594,750
    313,800       ALBERTO CULVER CO (CLASS B) ........      10,786,875
    763,616       AVON PRODUCTS, INC .................      57,557,556
      1,780       BEIERSDORF AG. .....................       1,224,971
    412,300       CARTER WALLACE, INC ................       4,689,912
     82,500       CARTER WALLACE, INC (CLASS B) ......         938,437
     29,691       CLARINS S.A. .......................       2,829,158
  3,928,038       GILLETTE CO ........................     204,748,980
    156,100       HELENE CURTIS INDUSTRIES, INC ......       4,936,662
    719,200       INTERNATIONAL FLAVORS &
                   FRAGRANCES, INC ...................      34,521,600
    166,900     o JAN BELL MARKETING, INC ............         417,250
     25,180       LOREAL .............................       6,750,019
    238,900       OPTICAL COATING LABORATORIES, INC ..       2,657,762
    356,334       SHISEIDO & CO LTD ..................       4,248,791
    744,400       WINDMERE CORP ......................       5,303,850
      3,098    #o WINDMERE CORP WTS 1/19/98 ..........               0
                                                           -----------
                                                           342,206,573
                                                           -----------


                 ELECTRICAL EQUIPMENT-4.25%
 16,526,400      +ACMA LTD ...........................      54,912,778
    290,000     o ADVANCED LIGHTING TECHNOLOGIES, INC.       2,900,000
    118,100       ADVANTEST CORP .....................       6,067,765
     67,537       ALCATEL ALSTHOM ....................       5,830,510
    121,000       ALPS ELECTRIC CO LTD ...............       1,395,839
     29,000       ALVIS PLC ..........................          63,035
    108,000       AMCOL HOLDINGS LTD .................         297,773
    881,300     o AMERICAN POWER CONVERSION CORP .....       8,372,350
    413,000       AMETEK, INC ........................       7,743,750
  1,147,800       AMSTRAD PLC ........................       3,492,865
    692,723     o ASEA AB SERIES A ...................      67,418,160
    113,600       ASEA AB SERIES B ...................      11,073,079
    271,575       BALDOR ELECTRIC CO .................       5,465,446
     11,076       BARCO NV ...........................       1,313,466
     69,220       BBC BROWN, BOVERI & CIE AG. (BR) ...      80,607,259
     13,900       BBC BROWN, BOVERI & CIE AG. (REGD) .       3,152,775
    237,200       BELDEN, INC ........................       6,107,900
    147,345       BICC LTD ...........................         631,399
    558,238       BOWTHORPE HOLDINGS PLC .............       3,640,225
      1,327       CATENA .............................          18,009
     72,300     o COMVERSE TECHNOLOGY, INC ...........       1,446,000
     65,674       DELTA PLC ..........................         406,842
  2,175,700       DURACELL INTERNATIONAL, INC ........     112,592,475
    117,500     o ELECTRO SCIENTIFIC INDUSTRIES, INC..       3,436,875
  1,958,385       EMERSON ELECTRIC CO ................     160,097,973
    206,894     o ESCO ELECTRONICS CORP
                   (TRUST RECEIPTS) ..................       1,939,631
    625,000       EUROTHERM PLC ......................       5,327,358
     62,300       EXIDE CORP .........................       2,858,012
        330       FUJITSU BUSINESS SYSTEMS LTD .......           8,701
  3,543,424       FUJITSU LTD ........................      39,502,445
 21,085,622       GENERAL ELECTRIC CO ................   1,518,164,784
  6,759,506       GENERAL ELECTRIC CO
                   (UNITED KINGDOM)...................      37,256,572
  3,092,600     + GENERAL SIGNAL CORP ................     100,122,925
    449,200       GRAINGER (W.W.), INC ...............      29,759,500
        900       HITACHI ELECTRONICS LTD ............          11,167
  8,485,491       HITACHI LTD ........................      85,548,683
  1,200,100       HONEYWELL, INC .....................      58,354,862
    174,538       HUBBELL, INC (CLASS B) .............      11,475,873
    470,900       JUNO LIGHTING, INC .................       7,534,400
     25,000       KODENSHA CO LTD ....................         271,432
    156,666       LEADER UNIVERSAL HOLDINGS BERHAD ...         357,882
     73,000       LEGRAND S.A. .......................      11,284,731
    299,400     o MAGNETEK, INC ......................       2,432,625
  4,810,000       MITSUBISHI ELECTRIC CORP ...........      34,644,708


                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 ELECTRICAL EQUIPMENT-(Continued)

  3,536,301       NIPPON ELECTRIC CORP (N.E.C.) ......     $43,193,936
      2,000       NKT HOLDINGS .......................          93,828
     90,900     o OAK INDUSTRIES, INC NEW ............       1,704,375
  3,595,000     o OLIVETTI S.P.A. ....................       2,883,154
    800,125       OYL INDUSTRIES BERHAD ..............       6,208,140
    272,000       PACIFIC SCIENTIFIC CO ..............       6,732,000
  6,070,702       PHILIPS ELECTRONICS NV .............     219,637,257
  1,214,681       RACAL ELECTRONICS PLC ..............       5,374,854
     48,830       REUNERT LTD ........................         334,865
     71,800     o SANMINA CORP .......................       3,724,625
  6,325,490       SHANGHAI SHANGLING ELECTRIC CO
                   SERIES B ..........................       3,871,199
     82,401       SIEMENS AG. ........................      45,193,060
    937,500       SUMITOMO ELECTRIC INDUSTRIES CO ....      11,269,275
    310,700     o SYMBOL TECHNOLOGIES, INC ...........      12,272,650
    900,000       TECNOST S.P.A. .....................       1,474,200
    253,800       THOMAS & BETTS CORP ................      18,717,750
    193,430       TOKYO ELECTRON CO LTD ..............       7,500,441
  3,420,900       WESTINGHOUSE ELECTRIC CORP .........      56,444,850
    477,000       WOODHEAD INDUSTRIES, INC ...........       6,797,250
    251,000       YOKOGAWA ELECTRIC ..................       2,374,797
                                                         -------------
                                                         2,951,143,345
                                                         -------------

                 ELECTRICAL EQUIPMENT-
                  COMPONENTS DIVERSIFIED-2.49%
    788,750     o ADVANCED MICRO DEVICES, INC ........      13,014,375
    103,700     o ALANTEC CORP .......................       6,040,525
    431,300     o ALTERA CORP ........................      21,457,175
    230,701       AMERICAN ANNUITY GROUP, INC ........       2,739,574
  1,848,282       AMP, INC ...........................      70,927,821
    153,300     o AMPHENOL CORP (CLASS A) ............       3,717,525
    555,600     o ANALOG DEVICES, INC ................      19,654,350
     14,400     o APPLIED INNOVATION, INC ............         169,200
  1,055,282     o ARROW ELECTRONICS, INC .............      45,509,036
     88,000       ASTEC LTD ..........................         156,439
    496,800     o ATMEL CORP .........................      11,115,900
    250,850       AUGAT, INC .........................       4,295,806
    296,300       AVNET, INC .........................      13,259,425
    156,000       AVX CORP ...........................       4,134,000
    293,987     o BELL INDUSTRIES, INC ...............       6,614,707
    489,800     o BURR BROWN CORP ....................      12,489,900
    145,900       CAE, INC ...........................       1,109,841
    335,900     o CHIPS & TECHNOLOGIES, INC ..........       3,023,100
    569,200     o CIRRUS LOGIC, INC ..................      11,241,700
    290,400       CORE INDUSTRIES, INC ...............       3,738,900
     63,000     o COREL CORP .........................         819,891
     78,996       CTS CORP ...........................       2,982,099
     88,000       CUBIC CORP .........................       2,508,000
    590,200     o CYPRESS SEMICONDUCTOR CORP .........       7,525,050
    328,100       DALLAS SEMICONDUCTOR CORP ..........       6,808,075
    246,160     o DOVATRON INTERNATIONAL, INC ........       8,307,900
    284,300     o EXAR CORP ..........................       4,193,425
    323,500       FISHER SCIENTIFIC INTERNATIONAL,
                   INC................................      10,796,812
    250,168       FKI PLC ............................         640,877
  1,257,200     o GENERAL INSTRUMENT CORP NEW ........      29,387,050
     42,000     o GEWISS S.P.A. ......................         529,200
     23,798     o HARRIS COMPUTER SYSTEMS CORP .......         321,273
     55,000       HELIX TECHNOLOGY CORP ..............       2,172,500
     15,511       HIROSE ELECTRIC CO LTD .............         893,159
     49,631       HOYA CORP ..........................       1,707,986
     30,400     o HUTCHINSON TECHNOLOGY, INC .........       1,284,400
 36,972,000     + INNOVATIVE INTERNATIONAL
                   HOLDINGS LTD ......................      10,878,030
    756,600     o INTEGRATED DEVICE TECHNOLOGY, INC ..       9,741,225
  7,821,700       INTEL CORP .........................     443,881,475
    372,600     o INTERNATIONAL RECTIFIER CORP .......       9,315,000
    140,000       JOHNSON ELECTRIC HOLDINGS LTD ......         249,863
    447,400     o KEMET CORP .........................      10,681,675
    373,500     o KENT ELECTRONICS CORP ..............      21,803,062
     33,300       KEYENCE CORP .......................       3,841,441
    381,156       KYOCERA CORP .......................      28,340,084
    147,200     o LAM RESEARCH CORP ..................       6,734,400
    435,150     o LATTICE SEMICONDUCTOR ..............      14,196,768
    602,600       LINEAR TECHNOLOGY CO ...............      23,652,050
      1,100     o LINOTYPE HELL AG. ..................         113,358
    485,800       LOGICON, INC .......................      13,359,500
  1,088,400     o LSI LOGIC CORP .....................      35,645,100
     25,400     o MARSHALL INDUSTRIES, INC ...........         815,975
    453,700     o MAXIM INTEGRATED PRODUCTS ..........      17,467,450
    164,150     o METHODE ELECTRONICS, INC (CLASS A) .       2,339,137
  1,947,500       MICRON TECHNOLOGY, INC .............      77,169,687
  1,533,000       MINEBEA CO LTD .....................      12,869,541
    220,897       MOLEX, INC .........................       7,013,479
    266,210       MOLEX, INC (CLASS A) ...............       8,152,681
  5,204,400       MOTOROLA, INC ......................     296,650,800
    205,500       MURATA MANUFACTURING CO LTD ........       7,570,044
    981,850     o NATIONAL SEMICONDUCTOR CORP ........      21,846,162
  1,164,000       NGK SPARK PLUG CO LTD ..............      14,668,960
        950       NIHON DEMPA KOGYO CO LTD ...........          21,273
    273,000       NIPPON ELECTRIC GLASS CO LTD .......       5,187,065
     70,000       NITTO DENKO CORP ...................       1,085,728
    197,000     o NOKIA CORP ADR A ...................       7,658,375
    993,944       OMRON TATEISI ELECTRONICS CO .......      22,931,997
     62,200       OXFORD INSTRUMENTS GROUP PLC .......         391,115
     36,000       PIONEER-STANDARD ELECTRONICS, INC ..         477,000
    140,000     o ROGERS CORP ........................       3,045,000
    358,800       ROHM ...............................      20,277,947
    426,300     o S3, INC ............................       7,513,537
     92,000     o SGL CARBON AG. .....................       7,134,777
    179,016     o SGS-THOMSON MICROELECTRONICS NV ....       6,863,406
    258,200     o SIERRA SEMICONDUCTOR CORP ..........       3,582,525
    165,800     o STANDARD MICROSYSTEMS CORP .........       2,735,700
    286,000     o SUWA INTERNATIONAL HOLDINGS LTD ....          14,240
    191,600     o SYMMETRICOM, INC ...................       2,634,500
     45,000       TAIYO YUDEN CO LTD .................         484,215
    294,000       TDK CORP ...........................      15,019,689
  1,602,300       TEXAS INSTRUMENTS, INC .............      82,919,025
    242,500     o TRICORD SYSTEMS, INC ...............         727,500
    155,400     o TRIMBLE NAVIGATION LTD .............       2,894,325
    225,800     o U.S. ROBOTICS CORP .................      19,813,950
    249,600     o UNITRODE CORP ......................       7,051,200
     10,167     o UNITRODE CORP WTS 8/21/97 ..........          38,126
    198,000     o VICOR CORP .........................       3,960,000
    453,992     o VISHAY INTERTECHNOLOGY, INC ........      14,300,748
    481,600     o VLSI TECHNOLOGY, INC ...............       8,729,000
    253,800     o WESTERN DIGITAL CORP ...............       4,536,675
     95,075       WYLE ELECTRONICS ...................       3,339,509
    803,700       XILINX, INC ........................      24,512,850
    280,500     o ZILOG, INC .........................      10,273,312
                                                            ----------
                                                         1,724,438,252
                                                            ----------

                 ELECTRICAL EQUIPMENT-
                  INSTRUMENTS-0.57%
    220,900       ANALOGIC CORP ......................       4,086,650
  1,519,200     o APPLIED MATERIALS, INC .............      59,818,500
    190,000     o ASAHI OPTICAL CO LTD ...............         904,353
    180,626     o AURA SYSTEMS, INC ..................       1,016,021
    167,587       BECKMAN INSTRUMENTS, INC NEW .......       5,928,390
    138,123       CANON SALES CO, INC ................       3,682,152
  2,124,536       CANON, INC .........................      38,513,121
    122,660       CITIZEN WATCH CO LTD ...............         939,362


                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 ELECTRICAL EQUIPMENT-
                  INSTRUMENTS-(Continued)

    241,100     o COHERENT, INC ......................     $ 9,764,550
    263,000     o DAI NIPPON SCREEN
                   MANUFACTURING CO LTD ..............       2,309,866
    263,319       DANIEL INDUSTRIES, INC .............       3,752,295
    260,600     o DESTEC ENERGY, INC .................       3,583,250
     66,300     o DIONEX CORP ........................       3,762,525
    193,200     o ELECTROGLAS, INC ...................       4,733,400
    262,200     o ELECTRONICS FOR IMAGING, INC .......      11,471,250
    194,600     o ESTERLINE CORP .....................       4,597,425
    140,804       FLUKE CORP .........................       5,315,351
  1,454,711       FUJI PHOTO FILM CO LTD .............      42,023,865
     60,000     o HUNG CHANG PRODUCTS CO .............       2,954,388
    253,000     o INPUT/OUTPUT, INC ..................      14,610,750
     28,000     o JEOL LTD ...........................         238,317
    450,500     o KLA INSTRUMENT CORP ................      11,741,156
    608,000       KONIKA .............................       4,408,676
    552,200     o KULICHE & SOFFA INDUSTRIES, INC ....      12,838,650
  1,152,900       LORAL CORP .........................      40,783,837
     51,900     o LTX CORP ...........................         473,587
    391,000       NIKON CORP .........................       5,306,495
     94,205       OLYMPUS OPTICAL CO LTD .............         913,223
    359,653       PERKIN-ELMER CORP ..................      13,576,900
  1,277,863       RICOH CO LTD .......................      13,997,992
    302,000       SEIKO CORP .........................       2,678,743
    425,000     o SILICON VALLEY GROUP, INC ..........      10,731,250
    228,800       TEKTRONIX, INC .....................      11,239,800
    224,200     o TENCOR INSTRUMENTS .................       5,464,875
    684,038     o TERADYNE, INC ......................      17,100,950
     70,875     o THERMO INSTRUMENT SYSTEMS, INC .....       2,392,031
     32,000     o THREE-FIVE SYSTEMS, INC ............         540,000
    135,950       VARIAN ASSOCIATES, INC .............       6,491,612
    120,400       WATKINS-JOHNSON CO .................       5,267,500
    462,300       X RITE, INC ........................       6,529,987
     84,908       YAMAHA CORP ........................       1,530,962
                                                           -----------
                                                           398,014,007
                                                           -----------

                 ENVIRONMENTAL CONTROL-0.38%
    279,837     o AIR & WATER TECHNOLOGIES CORP
                   (CLASS A) .........................       1,714,001
    176,685       AMERICAN ECOLOGY CORP ..............         574,226
  1,400,275       BROWNING FERRIS INDUSTRIES, INC ....      41,308,112
    463,240     o CLEAN HARBORS, INC .................       1,158,100
    231,800     o HANDEX CORP ........................       1,187,975
    639,875       INTERNATIONAL TECHNOLOGY CORP ......       1,679,671
    827,984       OGDEN CORP .........................      17,698,158
    227,500     o OHM CORP ...........................       1,677,812
     78,700     o OMEGA ENVIRONMENTAL, INC ...........         265,612
    176,300     o REPUBLIC INDUSTRIES, INC ...........       6,368,837
    460,749     o ROLLINS ENVIRONMENTAL SERVICES, INC        1,324,653
    224,500     o SANIFILL, INC ......................       7,492,687
    286,700     o TETRA TECHNOLOGIES, INC ............       4,981,412
    128,100     o U.S. FILTER CORP ...................       3,410,662
    222,542     o U.S.A. WASTE SERVICES, INC .........       4,200,480
    155,600     o UNITED WASTE SYSTEMS, INC ..........       5,796,100
    401,600     o WESTERN WASTE INDUSTRIES ...........      10,993,800
    262,400     o WESTON (ROY F.), INC (CLASS A) NEW .       1,344,800
  1,417,432       WHEELABRATOR TECHNOLOGIES, INC NEW .      23,741,986
  4,124,057       WMX TECHNOLOGIES, INC ..............     123,206,202
    464,700     o YORK RESEARCH CORP .................       2,497,762
      5,335    #o YORK RESEARCH CORP (CLASS B) WTS ...               0
                                                           -----------
                                                           262,623,048
                                                           -----------

                 FINANCIAL-MISCELLANEOUS-3.42%
    353,400       ADVANTA CORP (CLASS A) .............      13,517,550
    388,900       ADVANTA CORP (CLASS B) .............      14,146,237
  2,460,300       AHMANSON (H.F.) & CO ...............      65,197,950
    157,200       AMBAC, INC .........................       7,368,750
  4,574,299       AMERICAN EXPRESS CO ................     189,261,621
  2,021,042       AMERICAN GENERAL CORP ..............      70,483,839
    140,300       ASTORIA FINANCIAL CORP .............       6,401,187
      6,100     o AVALON PROPERTIES, INC .............         131,150
    393,200       BANGKOK FIRST INVESTMENT &
                   TRUST PUBLIC CO LTD  (FR) .........       3,402,817
    144,700       BAY VIEW CAPITAL CORP ..............       4,123,950
  1,220,736       BEAR STEARNS COS, INC ..............      24,262,128
    549,800       BENEFICIAL CORP ....................      25,634,425
  1,540,200     o CALIFORNIA FEDERAL BANK ............      24,258,150
    321,300       CAPSTEAD MORTGAGE CORP .............       7,349,737
    611,000       CASH AMERICA INTERNATIONAL, INC ....       3,360,500
    674,350     o CATELLUS DEVELOPMENT CORP ..........       4,046,100
     36,979       CETELEM ............................       6,948,919
     25,400     o CMAC INVESTMENT CORP ...............       1,117,600
  1,531,608       CMIC FINANCE & SECURITIES
                   PUBLIC CO LTD (FR) ................       4,864,141
    589,600     o COAST SAVINGS FINANCIAL, INC .......      20,414,900
    387,825       COMDISCO, INC ......................       8,774,540
     63,706       COMPAGNIE BANCAIRE S.A. ............       7,138,508
  1,437,674       COUNTRYWIDE CREDIT INDUSTRIES, INC .      31,269,409
     23,313       CREDIT FONCIER DE FRANCE (BR) ......         337,503
     51,000       CREDIT SAISON CO ...................       1,216,209
    400,200       CWM MORTGAGE HOLDINGS INC ..........       6,803,400
  3,133,108       DAIWA SECURITIES CO LTD ............      47,988,311
  1,714,686       DEAN WITTER DISCOVER & CO ..........      80,590,242
     22,600       DEVELOPERS DIVERSIFIED REALTY CORP .         678,000
     10,333       DUFF & PHELPS CREDIT RATING CO .....         148,536
    107,700       EATON VANCE CORP ...................       3,042,525
    479,200       EDWARDS (A.G.), INC ................      11,440,900
     66,800       EQUITY RESIDENTIAL PROPERTY TRUST ..       2,045,750
      1,102       EURAFRANCE .........................         370,675
  1,559,900       FEDERAL HOME LOAN MORTGAGE CORP ....     130,251,650
  2,788,000       FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION .......................     346,060,500
  4,000,000       FINANCE ONE CO, LTD (FR) ...........      23,342,424
    575,780     o FINANCE ONE CO, LTD (FR) WTS
                   3/15/99............................       3,702,884
    475,000       FINOVA GROUP, INC ..................      22,918,750
    543,800       FIRST FINANCIAL CORP (WISCONSIN) ...      12,507,400
      3,500       FIRST HUNGARY FUND LTD (UNITS) .....       3,746,085
  1,598,400     o FIRST NIS REGION 2ND P/P ...........       9,590,400
    423,700       FIRST USA, INC .....................      18,801,687
    424,000       FRANKLIN RESOURCES, INC ............      21,359,000
    223,600     o GARTNER GROUP, INC (CLASS A) NEW ...      10,704,850
     54,000       GENBEL SOUTH AFRICA LTD ............         165,162
     22,500       GENERAL GROWTH PROPERTIES, INC .....         466,875
     35,440     o GENTRA, INC ........................          34,559
  1,518,800     o GLENDALE FEDERAL SAVINGS
                   BANK, INC NEW .....................      26,579,000
     85,400       GLIMCHER REALTY TRUST ..............       1,473,150
  1,264,500       GOLDEN WEST FINANCIAL CORP .........      69,863,625
  3,171,540       GREAT WESTERN FINANCIAL CORP .......      80,874,270
  3,016,900       GREEN TREE FINANCIAL CORP ..........      79,570,737
      4,800     o HANG LUNG DEVELOPMENT CO LTD
                   WTS 10/31/97 ......................             720
    104,800       HEALTH AND RETIREMENT
                   PROPERTY TRUST ....................       1,703,000
    273,900    #o HEIZER CORP (LIQUIDATING TRUST) ....         113,394
     43,700       HIGHWOODS PROPERTIES, INC ..........       1,234,525
     67,000       HITACHI CREDIT CORP ................       1,214,561


                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------


                 FINANCIAL-MISCELLANEOUS-(Continued)

    125,333       HONG LEONG CREDIT BERHAD ...........     $   621,975
    820,068       HOUSEHOLD INTERNATIONAL, INC .......      48,486,520
     40,000     o IMPERIAL THRIFT AND LOAN
                   ASSOCIATION .......................         490,000
      2,000       INCENTIVE AB SERIES A FREE .........          87,515
        800       INCENTIVE AB SERIES B FREE .........          35,006
    200,000     o INVESCO PLC ADR ....................       7,750,000
     30,145     o INVESTORS FINANCIAL SERVICES CORP ..         625,508
      5,794     o INVESTORS FINANCIAL SERVICES CORP
                   (CLASS A) .........................         120,225
     61,000       JACCS CO ...........................         632,727
        720       JAPAN ASSOCIATED FINANCE CO ........          76,078
    868,942       LEHMAN BROTHERS HOLDINGS, INC ......      18,465,017
    215,000     o LG SECURITIES ......................       3,824,463
     91,500       MARYLAND FEDERAL BANCORP ...........       2,745,000
    600,000       MBF CAPITAL BERHAD .................         607,325
  1,385,250       MBNA CORP ..........................      51,081,093
    426,600     o MEDAPHIS CORP ......................      15,784,200
    367,100       MEDITRUST CORP .....................      12,802,612
     11,895     o MERCAPITAL S.A. ....................         114,719
    922,200       MERCURY FINANCE CO .................      12,219,150
  1,800,396       MERRILL LYNCH & CO, INC ............      91,820,196
    220,453       MERRY LAND & INVESTMENT CO, INC ....       5,208,202
    483,400       MORGAN STANLEY GROUP, INC ..........      38,974,125
    197,100       MULTI-CREDIT CORP OF THAILAND
                   PLC (FR)...........................       1,126,724
  1,600,000       NATIONAL FINANCE & SECURITIES
                   PLC (FR)...........................       7,558,499
    734,600    #o NATIONAL FINANCE & SECURITIES
                   PLC (FR) WTS 11/15/99 .............         554,080
  3,500,000       NAVA FINANCE & SECURITIES PLC (FR)
                   CO LTD (FR) .......................      10,559,668
     22,900       NEW PLAN REALTY TRUST ..............         500,937
        600       NICE NICHIEI CO LTD ................           2,367
     34,362       NICHIEI CO LTD (OTC) ...............       2,564,910
  1,600,000       NIKKO SECURITIES CO LTD ............      20,628,832
    385,000       NIPPON SHINPAN CO LTD ..............       2,911,108
  4,972,744       NOMURA SECURITIES CO LTD ...........     108,463,005
      4,313       NPM HOLDINGS NV ....................         158,734
     68,200     o OLYMPIC FINANCIAL LTD ..............       1,108,250
    141,000       ORIENT CORP ........................         800,976
    246,187       ORIX CORP ..........................      10,142,781
        112       ORREFORS KOSTA BODA AB .............           1,673
     16,547     o PACIFIC CREST CAPITAL, INC .........         119,965
    568,300       PAINE WEBBER GROUP INC .............      11,366,000
     19,900       PENNCORP FINANCIAL GROUP, INC ......         584,562
     31,000       PHOENIX DUFF & PHELPS CORP .........         213,125
    261,400       PIONEER GROUP, INC .................       7,123,150
     55,000       PMI GROUP, INC .....................       2,488,750
    302,600       PRICE (T. ROWE) ASSOCIATES, INC ....      14,903,050
    123,000       PROMISE CO .........................       5,926,039
    676,454       PROVIDENT FINANCIAL PLC ............       8,601,649
     30,000       PUBLIC STORAGE, INC ................         570,000
     97,162       QUICK & REILLY GROUP, INC ..........       1,991,821
     34,803       RIT CAPITAL PARTNERS PLC ...........         114,014
    977,300       SALOMON, INC .......................      34,694,150
    539,760       SCHROEDERS LTD .....................      11,464,269
  1,236,400       SCHWAB (CHARLES) CORP ..............      24,882,550
    254,100       SECURITY CAPITAL PACIFIC TRUST .....       5,018,475
     37,000       SFFED CORP .........................       1,172,437
     25,600       SPIEKER PROPERTIES, INC ............         643,200
    262,000     o SSANGYOUNG INVESTMENT &
                   SECURITIES CO .....................       4,728,052
    132,500       ST. FRANCIS CAPITAL CORP ...........       3,080,625
    140,692       ST. JAMESS PLACE CAPITAL ...........         226,083
     50,000     o STADSHYPOTER AB SERIES A ...........       1,003,411
    340,300      +STEWART INFORMATION SERVICES CORP ..       7,316,450
      3,100       STORAGE USA, INC ...................         101,137
    290,000       STUDENT LOAN CORP ..................       9,860,000
  1,353,750       STUDENT LOAN MARKETING ASSOCIATION .      89,178,281
         71     o TAIPEI FUND (CLASS B) IDR ..........       5,183,000
    611,000       TCF FINANCIAL CORP .................      20,239,375
    403,675       THE MONEY STORE, INC ...............       6,307,421
      1,400       UNITED ASSET MANAGEMENT CORP .......          53,725
    308,000       UNITED COS FINANCIAL CORP ..........       8,123,500
     58,000     o UNITED DOMINION REALTY TRUST .......         870,000
    306,400       VALUE LINE, INC ....................      11,796,400
     90,150       WHITNEY HOLDING CORP ...............       2,794,650
  3,170,600       YAMAICHI SECURITIES CO LTD .........      24,680,844
                                                         -------------
                                                         2,371,489,727
                                                         -------------


                 FOODS-2.16%
      1,000       AARHUS OLIEFABRIK AS (CLASS A) .....          57,740
      1,700       AARHUS OLIEFABRIK AS (CLASS B) .....          95,091
    492,610       AJINOMOTO CO LTD ...................       5,491,665
  5,402,571       ARCHER DANIELS MIDLAND CO ..........      97,246,278
     36,000       ARNOTTS LTD ........................         241,023
  1,087,200       ASSOCIATED BRITISH FOODS PLC .......       6,228,671
      3,720       AULT FOODS LTD .....................          41,253
     56,820       BAGLEY S.A. (CLASS B) ..............         123,311
        700       BONGRAIN S.A. ......................         395,051
    447,289       BRL HARDY LTD ......................         715,387
  1,233,349       BURNS PHILP & CO LTD ...............       2,761,639
     22,000     o C.G. SMITH LTD .....................         168,975
  1,289,280       CADBURY SCHWEPPES LTD ..............      10,649,236
  1,291,500       CAMPBELL SOUP CO ...................      77,490,000
    479,314       CARDINAL HEALTH, INC ...............      26,242,441
    419,600       CHIQUITA BRANDS INTERNATIONAL, INC .       5,769,500
  2,140,304       CONAGRA, INC .......................      88,287,540
  1,221,000       CPC INTERNATIONAL, INC .............      83,791,125
     22,500       DANISCO AS .........................       1,088,053
     28,480       DANONE GROUP .......................       4,705,415
    422,650       DEAN FOODS CO ......................      11,622,875
    207,800       DEKALB GENETICS CORP (CLASS B) .....       9,376,975
     95,000     o DEL MONTE ROYAL FOODS ..............         131,600
    420,084       DOLE FOOD, INC .....................      14,702,940
    326,500       DREYERS GRAND ICE CREAM, INC .......      10,856,125
      9,331       ERIDANIA BEGHIN SAY ................       1,602,706
    384,000       EZAKI GLICO CO LTD .................       3,715,051
    771,050       FLOWERS INDUSTRIES, INC ............       9,348,981
  1,541,300       GENERAL MILLS, INC .................      89,010,075
    471,400     o GENERAL NUTRITION COS, INC .........      10,842,200
    162,600       GOLDEN ENTERPRISES, INC ............       1,321,125
  1,941,340       GOODMAN FIELDER LTD ................       1,949,619
    210,000       GRUPO INDUSTRIAL BIMBO S.A.
                   DE CV SERIES A ....................         869,436
    550,000     o GRUPO INDUSTRIAL MASECA SERIES B ...         335,496
  2,869,350       HEINZ (H.J.) CO ....................      95,047,218
    625,000     o HERDEZ S.A. SERIES B ...............         136,275
    528,648       HERSHEY FOODS CORP .................      34,362,120
    100,000       HOHNEN OIL CO LTD ..................         558,374
    787,700       HORMEL FOODS CORP ..................      19,397,112
    153,400       HOUSE FOODS CORP ...................       2,765,930
    268,800       IBP, INC ...........................      13,574,400
    408,800     o INTERNATIONAL DAIRY QUEEN, INC
                   (CLASS A) .........................       9,300,200
    341,600       INTERNATIONAL MULTIFOODS CORP ......       6,874,700
    366,000       ITOHAM FOODS, INC ..................       2,767,443
    261,900     o J & J SNACK FOODS CORP .............       2,880,900
    494,115       KATOKICHI CO LTD ...................      10,298,394
  1,018,800       KELLOGG CO .........................      78,702,300
     65,000     o KERRY GROUP CLASS A ................         504,595

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 FOODS-(Continued)

     88,301       KIKKOMAN CORP ......................     $   650,552
      5,500       KOIPE S.A. .........................         321,889
      5,000       KORN-OG FODERSTOF KOMPAGNIET AS ....         216,528
    312,032       LANCE, INC .........................       5,109,524
    171,500       LEDESMA S.A. .......................         219,541
      4,119       MAPLE LEAF FOODS, INC ..............          18,497
     57,000       MARUDAI FOOD CO LTD ................         408,892
    124,000     o MARUHA CORP ........................         419,517
    792,600       MCCORMICK & CO, INC ................      19,121,475
    129,700       MEIJI MILK PRODUCTS CO LTD .........         777,018
    183,000       MEIJI SEIKA KAISHA LTD .............       1,103,429
    252,675       MICHAEL FOODS, INC .................       2,937,346
    115,000       MIDWEST GRAIN PRODUCTS, INC ........       1,610,000
     30,679       MOLINOS RIO DE LA PLATA S.A.
                   (CLASS B)..........................         251,592
    119,900       NABISCO HOLDINGS CORP (CLASS A) ....       3,911,737
     53,500     o NBTY, INC ..........................         254,125
     96,000       NESTLE MALAYSIA BERHAD .............         703,269
     60,120       NESTLE S.A. (REGD) .................      66,666,462
    132,000       NICHIREI CORP ......................         857,337
    149,000       NIPPON BEET SUGAR
                   MANUFACTURING CO LTD ..............         661,537
    236,200       NIPPON MEAT PACKERS, INC ...........       3,434,584
    122,000     o NIPPON SUISAN KAISHA LTD ...........         504,999
    140,000       NISSIN FOOD PRODUCTS CO LTD ........       3,284,327
     83,350       NUTRICIA NV ........................       6,748,688
     89,500       ORKLA AS (CLASS A) .................       4,462,167
      7,748       ORKLA AS (CLASS B) .................         370,347
    475,000       PARMALAT FINANZIARIA ...............         412,366
     12,300     o PASCUAL HERMANOS S.A. ..............           7,097
  2,638,555     o PERDIGAO COMERICO E INDUSTRIA ......           2,714
    631,800       PIONEER-HI-BRED INTERNATIONAL, INC .      35,143,875
    350,000     o POWER PACIFIC LTD...................          39,054
    436,039       Q.P. CORP ..........................       3,800,038
  1,230,132       QUAKER OATS CO .....................      42,439,554
    608,343     o RALCORP HOLDINGS, INC ..............      14,752,317
    935,391       RALSTON PURINA GROUP ...............      58,345,013
    125,500       RICHFOOD HOLDINGS, INC .............       3,357,125
  4,078,600       SARA LEE CORP ......................     130,005,375
    391,500       SAVANNAH FOODS & INDUSTRIES, INC ...       4,453,312
    169,000       SHINOBU FOOD PRODUCTS CO LTD .......       1,073,077
     95,986     o SME-SOCIETA MERIDIONALE FINANZIARIA          196,228
    194,600     o SMITHFIELD FOODS, INC ..............       6,178,550
    232,400       SMITH'S FOOD & DRUG CENTERS, INC
                   (CLASS B) .........................       5,868,100
    191,700       SMUCKER, (J.M.) CO (CLASS A) .......       4,217,400
    199,400       SMUCKER, (J.M.) CO (CLASS B) .......       3,838,450
    894,950       SNOW BRAND MILK ....................       5,725,925
    325,100    +o SPAGHETTI WAREHOUSE, INC ...........       1,625,500
      2,812       ST. LOUIS ..........................         747,489
     88,000       TAKARA SHUZO CO LTD ................         841,982
    154,335       TATE & LYLE PLC ....................       1,131,008
    208,200       TCBY ENTERPRISES, INC ..............         832,800
     28,000       TIGER OATS LTD .....................         483,884
    347,750       TOOTSIE ROLL INDUSTRIES, INC .......      13,779,593
  1,441,200       TYSON FOODS, INC ...................      37,651,350
     97,900       UNIGATE PLC ........................         624,718
  1,335,400       UNILEVER LTD .......................      27,430,315
    274,800       UNILEVER NV CERTIFICATES ...........      38,654,706
    227,980       UNITED BISCUITS HOLDINGS PLC .......         906,142
    423,420       UNIVERSAL FOODS CORP ...............      16,989,727
      8,420       VISCOFAN S.A. ......................          99,944
     97,600       WESTON (GEORGE) LTD ................       3,595,866
    630,800       WRIGLEY (WM) JR CO .................      33,117,000
    373,800       WRIGLEY (WM) JR CO (CLASS B) .......      19,624,500
     92,300       YAMAZAKI BAKING CO LTD .............       1,717,931
     80,000       YOMEISHU SEIZO CO LTD ..............         715,029
                                                         -------------
                                                         1,499,894,992
                                                         -------------


                 FOREST PRODUCTS-0.74%
  1,669,872       AMCOR LTD ..........................      11,801,068
    350,000     o ARACRUZ CELLULOSE S.A. ADR .........       2,712,500
    335,000       ARJO WIGGINS APPLETON PLC ..........         858,199
  2,920,700     o ASIA PACIFIC RESOURCES
                   INTERNATIONAL HOLDINGS (CLASS A) ..      13,873,325
    122,000       AVENOR, INC ........................       2,090,880
     19,000    #o BIRKA KRAFT ........................         180,614
    673,732       BOISE CASCADE CORP .................      23,327,970
     64,632       CANFOR CORP ........................         704,891
 17,348,377       CARTER HOLT HARVEY LTD .............      37,429,817
    480,000       CARTIERE BURGO S.P.A. ..............       2,396,520
    859,490       CHAMPION INTERNATIONAL CORP ........      36,098,580
    503,680     o DOMTAR, INC ........................       3,840,560
    150,300     o DOMTAR, INC ........................       1,170,861
     47,300       DONOHUE, INC (CLASS A) .............         554,879
     80,000       EMPRESA NATIONAL DE CELULOSAS S.A. .       1,299,096
     69,174     o FIBREBOARD CORP NEW ................       1,547,768
 14,540,100       FLETCHER CHALLENGE LTD .............      33,557,300
  8,704,207       FLETCHER CHALLENGE LTD
                   (FORESTS DIVISION) ................      12,405,966
     33,000       FLETCHER CHALLENGE CANADA LTD
                   (CLASS A) .........................         526,248
    900,900       GEORGIA-PACIFIC CORP ...............      61,824,262
    134,345       HOKUSHIN CO LTD ....................       1,601,878
     80,340       KONINKLIJKE KNP BT NV ..............       2,064,753
     19,000     o KORSNAS AB SERIES A ................         272,354
    436,000       KYMMENE OY .........................      11,547,141
  1,035,136       LOUISIANA PACIFIC CORP .............      25,102,048
     48,400       MACMILLAN BLOEDEL LTD ..............         598,834
     30,000     o MADERAS Y SINTETICOS S.A. ADR ......         585,000
     54,000       MO OCH DOMSJO AB SERIES B FREE .....       2,305,885
     88,800       NORSKE SKOG INDUSTRIER (CLASS A) ...       2,614,196
      2,400     o NORSKE SKOGINDUSTRIER (CLASS B) ....          66,475
      2,500     o PAPIERWERKE WALDHOF-ASCHAFFENBURG ..         372,039
     33,400       POPE & TALBOT, INC .................         442,550
    257,300       POTLATCH CORP ......................      10,292,000
    634,000       PT SUMALINDO LESTARI (FR) ..........         512,557
    546,084       RAYONIER, INC ......................      18,225,553
    176,000     o REPAP ENTERPRISES INC. .............         774,250
    746,500       REPOLA (UPM) .......................      14,097,231
    204,974       REXAM PLC ..........................       1,126,578
    345,900       SCA AB SERIES B ....................       5,375,828
    396,000       SMURFIT (JEFFERSON) GROUP PLC ......         940,689
    113,000     o STONE CONSOLIDATED CORP ............       1,449,887
    553,450       STORA KOPPARBERG BERGSLAGS
                   SERIES A FREE .....................       6,513,742
    153,550       STORA KOPPARBERG BERGSLAGS
                   SERIES B FREE .....................       1,841,935
     77,142       TABLEROS DE FIBRAS S.A. SERIES B ...         852,081
     85,000     o TEMBEC INC. CLASS A ................         677,744
    331,400       TJ INTERNATIONAL, INC ..............       6,130,900
     25,000       UNIPAPEL S.A. ......................         469,851
  2,367,450       WEYERHAEUSER CO ....................     102,392,212
    799,236       WILLAMETTE INDUSTRIES, INC .........      44,957,025
                                                           -----------
                                                           512,404,520
                                                           -----------

                 HEALTHCARE-DRUGS-5.85%
    372,900     o ALLIANCE PHARMACEUTICAL CORP .......       5,080,762
     22,900     o ALPHA BETA TECHNOLOGY, INC .........         283,387
    802,300     o ALZA CORP ..........................      19,856,925
  2,861,201       AMERICAN HOME PRODUCTS CORP ........     277,536,497

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 HEALTHCARE-DRUGS-(Continued)

  2,587,500     o AMGEN, INC ........................     $153,632,812
    236,425       ARBOR DRUGS, INC ...................       4,964,925
     12,487       ARES-SERONO S.A. SERIES B ..........       8,789,838
  1,900,080       ASTRA AB SERIES A FREE .............      75,975,809
    169,900       ASTRA AB SERIES B FREE .............       6,742,278
    110,000       BANYU PHARMACEUTICAL CO LTD ........       1,354,251
    289,642       BERGEN BRUNSWIG CORP (CLASS A) .....       7,204,844
    107,500     o BIO RAD LABORATORIES, INC (CLASS A)        4,568,750
    312,600     o BIO TECHNOLOGY GENERAL CORP ........       1,426,237
     17,000     o BIOCHEM PHARMACEUTICALS, INC .......         682,418
    378,900     o BIOGEN, INC ........................      23,302,350
     99,300     o BIOMIRA, INC .......................         360,389
    184,027       BLOCK DRUG, INC (CLASS A) ..........       6,394,938
  4,801,640       BRISTOL MYERS SQUIBB CO ............     412,340,835
    523,800    xo CAMBRIDGE BIOTECH CORP .............         229,162
    119,100     o CELLPRO, INC .......................       1,905,600
    741,200     o CENTOCOR, INC ......................      22,884,550
    175,100     o CEPHALON, INC ......................       7,135,325
    762,067     o CHIRON CORP ........................      84,208,403
    326,180       CHUGAI PHARMACEUTICAL CO LTD .......       3,127,207
     12,000       CIBA-GEIGY AG. (BR) ................      10,532,716
     35,924       CIBA-GEIGY AG. (REGD) ..............      31,687,538
    398,100       COLLAGEN CORP ......................       8,409,862
      9,700     o COPLEY PHARMACEUTICAL, INC .........         133,375
    204,300     o CYGNUS, INC ........................       4,571,212
    536,082     o CYTOGEN CORP .......................       2,814,430
    261,468       DAIICHI SEIYAKU ....................       3,725,966
        950       DAINIPPON PHARMACEUTICAL CO LTD ....           9,034
    357,270       DR. REDDYS LABORATORIES LTD GDR ....       2,458,017
     55,100     o DURA PHARMACEUTICALS, INC ..........       1,914,725
    527,373       EISAI CO LTD .......................       9,253,360
     32,577       ELF SANOFI S.A. ....................       2,090,975
    124,095     o ENZO BIOCHEMICAL, INC. .............       2,388,828
    430,100     o FOREST LABORATORIES, INC ...........      19,462,025
    615,000       FUJISAWA PHARMACUEUTICAL CO LTD ....       5,902,191
    221,900     o GENENTECH, INC .....................      11,760,700
     88,180     o GENETICS INSTITUTE, INC
                   (DEPOSITORY SHARES) ...............       4,717,630
      4,047    #o GENSET .............................       4,965,134
    303,450     o GENSIA, INC ........................       1,593,112
    267,900     o GENZYME CORP .......................      16,710,262
     35,302     o GENZYME CORP (TISSUE REPAIR
                   DIVISION)..........................         560,419
    184,800     o GILEAD SCIENCES, INC ...............       5,913,600
  6,361,682       GLAXO WELLCOME PLC .................      90,375,899
     97,482       HAFSLUND NYCOMED AS (CLASS A) ......       2,553,493
     25,802       HAFSLUND NYCOMED AS (CLASS B) ......         655,451
    171,500     o IMMUNE RESPONSE CORP ...............         953,968
    548,300     o IMMUNEX CORP NEW ...................       9,046,950
    607,600     o IMMUNOMEDICS, INC ..................       3,645,600
    169,600     o INTERNEURON PHARMACEUTICALS, INC ...       4,324,800
  1,737,659       IVAX CORP ..........................      49,523,281
     24,050       KISSEI PHARMACEUTICALS CO LTD ......         727,398
    190,080       KYOWA HAKKO KOGYO ..................       1,794,727
  4,591,810       LILLY (ELI) & CO ...................     258,289,312
    310,300     o LIPOSOME CO, INC ...................       6,206,000
    447,200    #o MARTEK BIOSCIENCES CORP ............      11,291,800
    140,210    #o MARTEK BIOSCIENCES CORP WTS 5/18/98        2,150,821
    479,400       MCKESSON CORP NEW ..................      24,269,625
  1,000,000     o MEDEVA PLC .........................       4,160,968
    188,000     o MEDIMMUNE, INC .....................       3,760,000
    102,400     o MEDISENSE, INC .....................       3,238,400
     66,000     o MERCK & CO KGAA DEMS ...............       2,697,549
 13,771,077       MERCK & CO, INC ....................     905,448,312
     68,450       MOCHIDA PHARMACEUTICAL CO LTD ......         948,882
    210,550     o MOLECULAR BIOSYSTEMS, INC ..........       1,447,531
  1,114,450       MYLAN LABORATORIES, INC ............      26,189,575
    175,472     o NEXSTAR PHARMACEUTICALS, INC .......       2,851,420
    308,700     o NORTH AMERICAN VACCINE, INC ........       4,360,387
     67,410       NOVO NORDISK AS (CLASS B) ..........       9,244,229
     33,418       ONO PHARMACEUTICAL CO LTD ..........       1,286,097
  5,519,100       PFIZER, INC ........................     347,703,300
    313,242     o PHARMACEUTICAL RESOURCES, INC ......       2,349,315
  2,281,485     o PHARMACIA & UPJOHN, INC ............      88,407,543
     33,200     o PROTEIN DESIGN LABORATORIES, INC ...         767,750
    515,000       RANBAXY LABORATORIES LTD GDR .......      12,617,500
    230,000     o REGENERON PHARMACEUTICALS, INC .....       2,932,500
    244,300     o REPLIGEN CORP ......................         274,837
    268,200       RHONE-POULENC RORER, INC ...........      14,281,650
      8,000       RIKEN VITAMIN CO LTD ...............         124,858
    370,500     o ROBERTS PHARMACEUTICAL CORP ........       6,576,375
      1,905       ROCHE HOLDINGS AG. (BR) ............      26,736,544
     12,735       ROCHE HOLDINGS AG. (GENUSSCHEINE) ..     100,987,957
     14,648       ROCHE HOLDINGS AG. (GENUSSCHEINE)
                   (U.S.) ............................     116,157,958
        231     o ROUSSEL UCLAF S.A. .................          39,204
    150,000       ROUSSEL UCLAF S.A. ADR .............      12,688,500
     13,500       SANDOZ AG. (BR) ....................      12,459,369
     47,720       SANDOZ AG. (REGD) ..................      43,792,740
    456,713       SANKYO CO LTD ......................      10,271,511
        428       SANTEN PHARMACEUTICAL CO LTD .......           9,708
    309,500     o SCHERER (R.P.) CORP ................      15,204,187
     77,170       SCHERING AG. .......................       5,123,642
  3,772,956       SCHERING-PLOUGH CORP ...............     206,569,341
    777,750     o SCIOS-NOVA, INC ....................       3,354,046
    113,900     o SEPRACOR, INC ......................       2,092,912
    556,500     o SEQUUS PHARMACEUTICALS, INC ........       7,930,125
    359,950       SHIONOGI & CO LTD ..................       3,032,249
    836,298       SMITHKLINE BEECHAM PLC (CLASS A) ...       9,218,897
     49,800       SMITHKLINE BEECHAM PLC (UNITS) ADR .       2,763,900
  4,182,500       SMITHKLINE BEECHAM/BECKMAN (UNITS) .      45,586,121
      7,300     o SOMATOGEN, INC .....................         137,787
    211,800     o SYNCOR INTERNATIONAL CORP NEW ......       1,429,650
     40,375       SYNTHELABO .........................       2,532,879
    139,700       TAISHO PHARMACEUTICAL CO LTD .......       2,762,673
  1,665,100       TAKEDA CHEMICAL INDUSTRY LTD .......      27,440,514
    377,702       TANABE SEIYAKU CO LTD ..............       2,720,452
      1,000       TEIKOKU HORMON .....................          14,541
    543,250     o THERMEDICS, INC ....................      15,075,187
    634,856     o U.S. BIOSCIENCE, INC ...............       2,936,209
  1,298,900       WARNER-LAMBERT CO ..................     126,155,662
    424,400     o WATSON PHARMACEUTICALS, INC ........      20,795,600
    456,603     o XOMA CORP ..........................       1,598,110
    471,485       YAMANOUCHI PHARMACEUTICAL CO .......      10,146,677
  1,634,092       ZENECA GROUP PLC ...................      31,612,156
                                                         -------------
                                                         4,058,418,714
                                                         -------------


                 HEALTHCARE-HOSPITAL SUPPLY-1.57%
  7,212,388       ABBOTT LABORATORIES ................     301,117,199
    611,472       BARD (C.R.), INC ...................      19,719,972
  2,639,566       BAXTER INTERNATIONAL, INC ..........     110,531,826
    723,906       BECTON DICKINSON & CO ..............      54,292,950
    276,600     o C-CUBE MICROSYSTEMS, INC ...........      17,287,500
      9,200     o CNS, INC ...........................         139,150
    352,600       DENTSPLY INTERNATIONAL, INC NEW ....      14,104,000
    929,513       GUIDANT CORP .......................      39,271,924
     43,500     o HAEMONETICS CORP ...................         772,125
    159,423     o HEALTHDYNE TECHNOLOGIES, INC .......       1,833,364
    294,800     o IMMUCOR, INC .......................       2,726,900
     51,000     o ISOLYSER CO, INC ...................         714,000
  5,677,399       JOHNSON & JOHNSON ..................     486,127,289
    424,512       OWENS & MINOR, INC NEW .............       5,412,528
    249,550     o PATTERSON DENTAL CO ................       6,737,850

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 HEALTHCARE-HOSPITAL SUPPLY
                  -(Continued)

    405,000     o PHYSICIAN SALES & SERVICE, INC .....     $11,542,500
    298,900     o PYXIS CORP .........................       4,371,412
      4,050       RADIOMETER AS (CLASS B) ............         290,851
    132,500     o TECNOL MEDICAL PRODUCTS, INC .......       2,385,000
    463,800       U.S. SURGICAL CORP .................       9,913,725
    367,200     o VENTRITEX, INC .....................       6,380,100
                                                            ----------
                                                         1,095,672,165
                                                            ----------

                 HEALTHCARE-OTHER-1.00%
    300,800     o ACUSON CORP ........................       3,722,400
    287,260     o ADVANCED TECHNOLOGY
                   LABORATORIES, INC .................       7,037,870
      9,800     o ADVANCED TISSUE SCIENCE CO .........          99,225
    625,550       ALLERGAN, INC ......................      20,330,375
     71,800     o AMERICAN DRUG CO ...................          26,925
     71,800     o AMERICAN DRUG CO WTS 8/05/96 .......           4,487
    159,900     o AMERICAN MEDICAL RESPONSE, INC .....       5,196,750
    233,500     o AMSCO INTERNATIONAL, INC ...........       3,473,312
    150,500     o APPLIED BIOSCIENCE INTERNATIONAL,
                   INC................................       1,015,875
    287,100       ARROW INTERNATIONAL, INC ...........      11,412,225
    216,433       BALLARD MEDICAL PRODUCTS ...........       3,868,739
    678,100       BAUSCH & LOMB, INC .................      26,869,712
    326,746     o BENSON EYECARE CORP ................       2,940,714
    432,900     o BIOCRAFT LABORATORIES, INC .........       5,735,925
    887,300     o BIOMET, INC ........................      15,860,487
    400,100     o BIOWHITTAKER, INC ..................       3,050,762
    958,878     o BOSTON SCIENTIFIC CORP .............      46,985,022
    426,241       CAREMARK INTERNATIONAL, INC ........       7,725,618
    206,900     o CIRCON CORP ........................       4,189,725
    133,812     o CORAM HEALTHCARE CORP ..............         585,427
    110,900     o CORDIS CORP ........................      11,145,450
    275,600     o COVENTRY CORP ......................       5,684,250
    174,000     o DATASCOPE CORP .....................       4,176,000
    191,900       DIAGNOSTIC PRODUCTS CORP ...........       7,268,212
    181,300     o E-Z-EM, INC (CLASS A) ..............       1,767,675
    201,933     o E-Z-EM, INC (CLASS B) ..............       1,943,605
    784,996     o ENZON, INC .........................       1,668,116
    102,963     o EPITOPE, INC .......................       1,698,889
      8,600       ESSILOR INTERNATIONAL ..............       1,645,966
     91,200     o GENESIS HEALTH VENTURES, INC .......       3,328,800
     60,000     o HEART TECHNOLOGY, INC ..............       1,972,500
    531,000       HILLENBRAND INDUSTRIES, INC ........      17,987,625
    130,000     o HUMAN GENOME SCIENCES, INC .........       4,972,500
    545,000     o IDEXX LABORATORIES, INC ............      25,615,000
  1,329,300     o INFORMIX CORP ......................      39,879,000
     30,000    #o INTERNATIONAL HYDRON
                   (LIQUIDATING TRUST) ...............             600
     58,400       KINETIC CONCEPTS, INC ..............         700,800
    143,760       KURAYA CORP ........................       2,146,158
  2,975,000     o LONDON INTERNATIONAL GROUP PLC .....       5,912,300
    146,772    #o LYNX THERAPEUTICS, INC .............          29,354
    165,700     o MEDCO RESEARCH, INC ................       1,719,137
  2,065,172       MEDTRONIC, INC .....................     115,391,485
    617,400       MENTOR CORP ........................      14,200,200
     32,600     o MYRIAD GENETICS, INC ...............       1,063,575
    393,108     o NELLCOR PURITAN BENNETT, INC .......      22,800,264
    536,600     o OXFORD HEALTH PLANS, INC ...........      39,641,325
  1,131,926       PALL CORP ..........................      30,420,511
     16,200     o PHYSICIAN RELIANCE NETWORK, INC ....         643,950
    135,900     o QUANTUM HEALTH RESOURCES, INC ......       1,333,518
    194,000     o RESEARCH MEDICAL, INC ..............       5,238,000
     16,000       SAGAMI RUBBER INDUSTRIES CO LTD ....         113,225
    200,000     o SEQUANA THERAPEUTICS, INC ..........       4,675,000
    383,860     o SPACELABS MEDICAL, INC .............      11,035,975
    745,650     o ST. JUDE MEDICAL, INC ..............      32,062,950
    159,000     o STERIS CORP ........................       5,127,750
    725,400       STEWART ENTERPRISES, INC (CLASS A) .      26,839,800
    337,600       STRYKER CORP .......................      17,724,000
    472,400     o SUMMIT TECHNOLOGY, INC .............      15,943,500
    196,879       SUN-S, INC .........................       2,003,972
    110,600     o SUNRISE MEDICAL, INC ...............       2,046,100
    762,400     o SYBRON INTERNATIONAL CORP ..........      18,107,000
    212,600     o SYNETIC, INC .......................       6,191,975
     35,800     o TARGET THERAPEUTICS, INC ...........       1,530,450
     81,000     o THERMO CARDIOSYSTEMS, INC ..........       6,257,250
     71,600     o THERMOTREX CORP ....................       3,580,000
                                                           -----------
                                                           695,365,287
                                                           -----------

                 HEALTHCARE-SERVICE-1.38%
    195,200       ADAC LABORATORIES, INC NEW .........       2,366,800
     94,100     o AMERISOURCE HEALTH CORP (CLASS A) ..       3,105,300
  1,066,500     o APRIA HEALTHCARE GROUP, INC ........      30,128,625
    768,161     o BEVERLY ENTERPRISES ................       8,161,710
    200,200     o CERNER CORP ........................       4,104,100
    163,900     o COASTAL PHYSICIAN GROUP, INC .......       2,212,650
  4,176,333       COLUMBIA/HCA HEALTHCARE CORP .......     211,948,899
     76,200     o COMMUNITY HEALTH SYSTEMS, INC ......       2,714,625
    465,262     o COMMUNITY PSYCHIATRIC CENTERS ......       5,699,459
      3,000     o EXTENDICARE, INC ...................          62,138
     64,000     o EXTENDICARE, INC (CLASS A) .........         680,402
    225,764     o FHP INTERNATIONAL CORP .............       6,434,274
    492,650     o FOUNDATION HEALTH CORP .............      21,183,950
    303,200     o FOXMEYER HEALTH CORP ...............       8,110,600
    362,900     o GMIS, INC ..........................       4,717,700
    169,300     o HEALTH CARE & RETIREMENT CORP ......       5,925,500
    514,600     o HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) NEW .....................      13,443,925
    273,000     o HEALTH SYSTEMS INTERNATIONAL, INC ..       8,770,125
    337,927     o HEALTHCARE COMPARE CO ..............      14,699,824
    245,000     o HEALTHDYNE INFORMATION
                   ENTERPRISES .......................         566,562
    245,000     o HEALTHDYNE, INC ....................       2,113,125
    770,600     o HEALTHSOURCE, INC ..................      27,741,600
    384,900     o HEALTHSOUTH CORP ...................      11,210,212
     58,457     o HEALTHWISE OF AMERICA, INC .........       2,279,823
    326,719     o HORIZON/CMS HEALTHCARE CORP ........       8,249,654
  1,822,032     o HUMANA, INC ........................      49,878,126
      2,200     o I-STAT CORP ........................          71,500
    193,100       INTEGRATED HEALTH SERVICES, INC ....       4,827,500
        200     o INTEGRATED SILICON SOLUTION, INC ...           3,346
    205,400       INVACARE CORP ......................       5,186,350
    331,560     o LABORATORY CORP OF
                   AMERICA HOLDINGS ..................       3,108,375
     75,098     o LABORATORY CORP OF
                   AMERICA HOLDINGS
                   WTS 4/28/00 .......................          51,629
    570,600     o LINCARE HOLDINGS, INC ..............      14,265,000
     60,200     o MAGELLAN HEALTH SERVICES, INC ......       1,444,800
    488,950       MANOR CARE, INC ....................      17,113,250
     40,000     o MAXICARE HEALTH PLANS, INC .........       1,075,000
      1,800     o MEDPARTNERS/MULLIKIN, INC ..........          59,400
  1,667,200     o MID ATLANTIC MEDICAL SERVICES, INC .      40,429,600
     61,600     o MULTICARE COS, INC .................       1,478,400
    251,100     o NOVACARE, INC ......................       1,286,887
    412,400       OMNICARE, INC ......................      18,454,900
    528,270     o ORNDA HEALTHCORP ...................      12,282,277
    845,000     o OWEN HEALTHCARE, INC ...............      23,343,125
    419,000     o PACIFIC PHYSICIAN SERVICES, INC ....       7,542,000
    230,446     o PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A) .........................      20,048,802
    172,346     o PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS B) .........................      14,994,102
    179,000     o PEDIATRIC SERVICES OF AMERICA, INC .       2,819,250

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 HEALTHCARE-HOSPITAL SERVICE
                  -(Continued)

    206,625     o PHYCOR, INC ........................     $10,447,476
    409,400     o PHYSICIAN CORP OF AMERICA ..........       6,959,800
     18,000     o PHYSICIANS HEALTH SERVICES, INC ....         666,000
     40,200     o RENAL TREATMENT CENTERS, INC .......       1,768,800
    218,700       SAFEGUARD HEALTH ENTERPRISES, INC ..       2,542,387
    359,650       SURGICAL CARE AFFILIATES, INC ......      12,228,100
  1,132,528     o TENET HEALTHCARE CORP ..............      23,499,956
    251,100     o TOKOS MEDICAL CORP .................       2,291,287
     15,289     o TRANSPORT HOLDINGS, INC (CLASS A) ..         623,026
  1,550,945       U.S. HEALTHCARE, INC ...............      72,118,942
  1,683,544       UNITED HEALTHCARE CORP .............     110,272,132
    594,132     o VALUE HEALTH, INC ..................      16,338,630
    745,988     o VENCOR, INC ........................      24,244,610
     97,500       VITAL SIGNS, INC ...................       2,571,562
    612,133     o VIVRA, INC .........................      15,379,841
    258,700     o WELLPOINT HEALTH NETWORKS, INC
                   (CLASS A) .........................       8,310,737
                                                           -----------
                                                           956,658,487
                                                           -----------

                 HOUSEHOLD-
                  CONSUMER ELECTRONICS-0.23%
    309,000       CASIO COMPUTER CO LTD ..............       3,025,400
      1,100       FUJI DENKI REIKI CO LTD ............          14,715
    211,680       HARMAN INTERNATIONAL INDUSTRIES,
                   INC................................       8,493,660
  4,162,854       MATSUSHITA ELECTRIC
                   INDUSTRIAL CO LTD .................      67,795,907
     60,335       MATSUSHITA ELECTRIC
                   INDUSTRIAL CO LTD ADR .............       9,925,107
     70,582       PIONEER ELECTRONIC CORP ............       1,293,179
  2,744,400       SANYO ELECTRIC CO LTD ..............      15,829,507
    476,120       SHARP CORP .........................       7,615,587
    689,220       SONY CORP ..........................      41,357,238
    207,800       SUN TELEVISION & APPLIANCES, INC ...         857,175
        460     o VICTOR CO OF JAPAN LTD .............           5,841
    573,622     o ZENITH ELECTRONICS CORP ............       3,943,651
                                                           -----------
                                                           160,156,967
                                                           -----------

                 HOUSEHOLD-DURABLE GOODS-0.36%
    154,862       BASSETT FURNITURE INDUSTRIES, INC ..       3,600,541
    717,800       BLACK & DECKER CORP ................      25,302,450
    701,800       CERAMCO CORP LTD ...................         821,317
    171,200       DYNAMICS CORP OF AMERICA ...........       4,194,400
    103,674       ELECTROLUX AB SERIES B .............       4,262,790
    728,768       EMAIL LTD ..........................       1,734,817
    174,800       FEDDERS CORP .......................       1,005,100
    152,950       FEDDERS CORP (CLASS A) .............         650,037
  1,452,738       FISHER & PAYKEL INDUSTRIES LTD .....       4,416,570
    575,200     o GENTEX CORP ........................      12,654,400
     38,500       INDUSTRIE NATUZZI S.P.A. ADR .......       1,746,937
    241,567       LADD FURNITURE, INC ................       3,170,566
  1,006,600       LEGGETT & PLATT, INC ...............      24,410,050
  1,225,303       MAYTAG CO ..........................      24,812,385
     29,400       NATIONAL PRESTO INDUSTRIES, INC ....       1,168,650
  1,681,862       NEWELL COS, INC ....................      43,518,179
     47,670       RINNAI CORP ........................       1,113,692
    982,500       SHAW INDUSTRIES, INC ...............      14,491,875
    480,200       STANLEY WORKS ......................      24,730,300
    890,500       SUNBEAM CORP .......................      13,580,125
    249,000       TAKARA STANDARD CO .................       2,848,291
    686,800       WHIRLPOOL CORP .....................      36,572,100
                                                           -----------
                                                           250,805,572
                                                           -----------

                 HOUSEHOLD-PRODUCTS-1.34%
     54,000       AMWAY JAPAN CO .....................       2,282,355
    209,413       APTARGROUP, INC ....................       7,826,810
     37,400       ARMOR ALL PRODUCTS CORP ............         677,875
     11,636       BIC ................................       1,184,894
      8,500    #o BRANDED CONSUMER PRODUCTS SERIES B .       $ 119,277
    126,700       CHURCH & DWIGHT CO, INC ............       2,343,950
    476,633       CLOROX CO ..........................      34,138,838
  1,418,086       COLGATE PALMOLIVE CO ...............      99,620,541
    929,200       DIAL CORP ..........................      27,527,550
     60,500       EKCO GROUP, INC ....................         355,437
    259,500     o FIRST ALERT, INC ...................       2,238,187
    224,900       FIRST BRANDS CORP ..................      10,710,862
    162,200       GENERAL HOUSEWARES CORP ............       1,398,975
    105,000     o GIBSON GREETINGS, INC ..............       1,680,000
    245,183       KAO CORP ...........................       3,042,309
    375,453       LANCASTER COLONY CORP ..............      13,985,624
    470,916       LION CORP ..........................       2,780,121
     76,296       NORITAKE CO LTD ....................         650,120
    443,200     o PERRIGO CO .........................       5,263,000
    586,800       PREMARK INTERNATIONAL, INC .........      29,706,750
  7,354,508       PROCTER & GAMBLE CO ................     610,424,164
  1,406,700       RUBBERMAID, INC ....................      35,870,850
    344,200     o SCOTTS CO (CLASS A) ................       6,668,875
  3,222,540       SHANGHAI WINGSUNG
                   STATIONARY CO LTD SERIES B ........         631,617
      1,100       SMH AG. (BR) .......................         659,598
     36,570       SMH AG. (REGD) .....................       4,798,877
    165,800       STANHOME, INC ......................       4,828,925
    263,300       TAMBRANDS, INC .....................      12,572,575
    167,080       THOMAS INDUSTRIES, INC .............       3,926,380
     25,000       UNI CHARM CORP .....................         630,110
                                                           -----------
                                                           928,545,446
                                                           -----------

                 INSURANCE-BROKERS & OTHER-0.31%
    476,800       ALEXANDER & ALEXANDER SERVICES, INC        9,059,200
    134,100     o CIS TECHNOLOGIES, INC ..............         435,825
    153,200       CRAWFORD & CO (CLASS A) ............       2,451,200
    126,000       CRAWFORD & CO (CLASS B) ............       2,047,500
  1,588,698       EQUIFAX, INC .......................      33,958,419
    492,100       GALLAGHER (ARTHUR J.) & CO .........      18,330,725
    174,500       GREAT FINANCIAL CORP ...............       4,100,750
  1,038,436     o ITT HARTFORD GROUP, INC ............      50,234,341
    443,400       JOHN ALDEN FINANCIAL CORP ..........       9,255,975
     80,000       LIFE PARTNERS GROUP, INC ...........       1,090,000
    646,160       MARSH & MCLENNAN COS, INC ..........      57,346,700
    265,600       MBIA, INC ..........................      19,920,000
     17,100     o QUORUM HEALTH GROUP, INC ...........         376,200
    283,272       WILLIS CORROON GROUP PLC ADR .......       3,293,037
                                                           -----------
                                                           211,899,872
                                                           -----------

                 INSURANCE-LIFE-0.57%
    279,500       AMERICAN NATIONAL INSURANCE CO .....      18,586,750
    859,000       AON CORP ...........................      42,842,625
    417,800       ARGONAUT GROUP, INC ................      13,578,500
     82,000       BERKLEY (W.R.) CORP ................       4,407,500
    103,100       CONSECO, INC .......................       6,456,637
    329,100       EQUITABLE COS, INC .................       7,898,400
    116,900       EQUITABLE IOWAS COS NEW ............       3,755,412
    371,106       FIRST COLONY CORP ..................       9,416,814
    125,000     o IRISH LIFE PLC .....................         479,365
    633,450       JEFFERSON-PILOT CORP ...............      29,455,425
  1,412,861       LEGAL & GENERAL GROUP PLC ..........      14,697,173
     58,888       LIBERTY LIFE ASSOCIATION OF AFICA
                   LTD................................       1,825,359
     18,000       METROPOLITAN LIFE LTD ..............         281,443
     24,600       PROTECTIVE LIFE CORP ...............         768,750
    605,575     o PROVIDENT COS, INC .................      20,513,853
    950,600       PROVIDIAN CORP .....................      38,736,950
  3,240,722       PRUDENTIAL CORP PLC ................      20,880,911
    452,278       RELIANCE GROUP HOLDINGS, INC .......       3,900,897
    554,400       RELIASTAR FINANCIAL CORP ...........      24,601,500
    268,384       SEAFIELD CAPITAL CORP ..............       9,125,056

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 INSURANCE-LIFE-(Continued)

    690,037       SUNAMERICA, INC ....................     $32,776,757
  1,031,750       TORCHMARK CORP .....................      46,686,687
    489,100       UNUM CORP ..........................      26,900,500
    334,850       USLIFE CORP ........................      10,003,643
    291,308       WASHINGTON NATIONAL CORP ...........       8,047,383
                                                           -----------
                                                           396,624,290
                                                           -----------

                 INSURANCE-MULTI-LINE,
                  PROPERTY & CASUALTY-3.32%
    313,400     o 20TH CENTURY INDUSTRIES ............       6,228,825
      1,800       AACHENER & MUNCHENER BERTEIL (REGD)        1,358,206
    966,850       AETNA LIFE & CASUALTY CO ...........      66,954,362
  1,577,382       AFLAC, INC .........................      68,418,944
      9,300     o AGF UNION-FENIX ....................          74,360
     16,966       ALLEANZA ASSICURAZIONI (S/S) NON CV          119,177
    127,262     o ALLEGHANY CORP (DELAWARE) ..........      25,197,876
     31,182       ALLIANZ AG. (REGD) .................      60,913,105
      2,600       ALLMERICA PROPERTY &
                   CASUALTY COS, INC .................          70,200
  3,429,153       ALLSTATE CORP ......................     141,023,917
    710,300       AMERICAN BANKERS
                   INSURANCE GROUP, INC ..............      27,701,700
  3,826,584       AMERICAN INTERNATIONAL GROUP, INC ..     353,959,020
     59,000       AMERICAN RE CORP ...................       2,411,625
  1,472,075       ASSICURAZIONI GENERALI S.P.A. ......      35,658,808
    112,062     o ASSICURAZIONI GENERALI S.P.A.
                   WTS 4/30/01 .......................       2,400,368
     15,295       ASSUR STAD ROTTERDAM NV ............         456,054
    317,283       AXA S.A. ...........................      21,409,539
    134,800       AYUDHYA INSURANCE CO LTD (FR) ......         877,611
    427,357       C.E. HEATH INTERNATIONAL
                   HOLDINGS LTD ......................         686,687
     19,000       CHIYODA FIRE & MARINE
                   INSURANCE CO LTD ..................         108,669
  1,413,300       CHUBB CORP .........................     136,736,775
    666,278       CIGNA CORP .........................      68,793,203
    284,274       CINCINNATI FINANCIAL CORP ..........      18,548,878
    430,200     o CNA FINANCIAL CORP .................      48,827,700
      1,202       COLONIA KONZERN AG. (REGD) .........       1,007,755
  1,221,873       COMMERICAL UNION
                   ASSURANCE CO LTD ..................      11,913,662
     36,383       CORPORACION MAPFRE S.A. ............       2,036,355
      2,900       ERSTE ALLGEMEINE
                   VERSICHERUNGS AG. .................         869,660
    162,792       FAI INSURANCES LTD .................          88,403
    161,644       FIRST AMERICAN FINANCIAL CORP ......       4,323,977
    407,400       FOREMOST CORP OF AMERICA ...........      20,675,550
     54,484       FORTIS AG. .........................       6,618,439
      1,312     o FORTIS AG. NPV (VVPR) ..............         157,146
    663,520       FREMONT GENERAL CORP ...............      24,384,360
      5,428     o GEFION FINANCE CORP ................          60,724
    451,110       GEICO CORP .........................      31,521,311
    835,140       GENERAL ACCIDENT PLC ...............       8,441,115
  1,562,800       GENERAL REINSURANCE CORP ...........     242,234,000
      5,520     o GROUPE DES ASSURANCES NATIONALE ....         202,040
  1,085,756       GUARDIAN ROYAL EXCHANGE
                   ASSURANCE PLC .....................       4,652,655
      3,000     x HAFNIA HOLDINGS AS (CLASS A) (REGD)                0
      2,490     x HAFNIA HOLDINGS AS (CLASS B) (REGD)                0
    211,800       HARTFORD STEAM BOILER &
                   INSURANCE CO ......................      10,590,000
  2,500,000       INSTITUTO NAZIONALE DELLE
                   ASSICURAZION ......................       3,315,375
    268,300     o INSURANCE AUTO AUCTIONS, INC .......       2,884,225
    600,231       INTERNATIONALE NEDERLANDEN
                   GROEP NV ..........................      40,137,684
    335,890       KEMPER CORP ........................      16,668,541
     50,000       KOA FIRE & MARINE INSURANCE CO LTD .         306,330
    248,740       LAWYERS TITLE CORP .................       4,757,152
    965,500       LINCOLN NATIONAL CORP ..............      51,895,625
  2,506,000       MALAYSIA ASSURANCE ALLIANCE
                   BERHAD ............................      11,350,536
     29,298       MAPFRE VIDA ........................       1,738,824
     54,400       MERCURY GENERAL CORP NEW ...........       2,597,600
    124,300       MGIC INVESTMENT CORP ...............       6,743,275
     28,500     o MILANO ASSICURAZIONI ...............          95,071
      7,125     o MILANO ASSICURAZIONI DI RISP .......          11,221
    327,300       MITSUI TAISHO MARINE & FIRE CO LTD .       2,335,214
     10,276       MUNCHENER RUECKVERSICHERUNGS-
                   GESELLSCHAFT (REGD) (P/P) .........      22,400,014
        364     o MUNCHENER RUECKVERSICHERUNGS-
                   GESELLSCHAFT (REGD) (P/P)
                   WTS 3/13/98 .......................          49,845
    770,700       NAC RE CORP ........................      27,745,200
    181,000       NICHIDO FIRE & MARINE INSURANCE
                   CO LTD ............................       1,456,329
  3,158,650       NIPPON FIRE & MARINE INSURANCE
                   CO LTD ............................      21,433,967
    484,600       OHIO CASUALTY CORP .................      18,778,250
    501,260       OLD REPUBLIC INTERNATIONAL CORP ....      17,794,730
    694,006       ORION CAPITAL CORP .................      30,102,510
  2,770,000     o PACIFIC & ORIENT BERHAD ............       8,727,848
    492,150       PROGRESSIVE CORP ...................      24,053,831
    119,000       PRUDENTIAL REINSURANCE
                   HOLDINGS INC ......................       2,781,625
    403,150       QBE INSURANCE GROUP LTD ............       1,865,398
    417,200       RAS S.P.A. .........................       4,742,875
     19,600     o RAS S.P.A. WTS 12/31/97 ............          81,126
    812,593       ROYAL INSURANCE PLC ................       4,819,433
     16,650       ROYALE BELGE VIE ACCIDENTS .........       3,332,269
  1,209,000       SAFECO CORP ........................      41,710,500
    200,000       SAI S.P.A. .........................       2,046,870
      6,000       SAMPO INSURANCE CO SERIES A ........         321,956
      5,000     o SAMSUNG FIRE & MARINE INSURANCE ....       2,481,325
     25,414       SCHWEIZERISCHE RUCKVERSICHERUNG
                   (REGD) ............................      29,638,983
        230     o SCHWEIZERISCHE RUCKVERSICHERUNG
                   (REGD) NEW ........................         259,841
    231,489       SEDGWICK GROUP LTD .................         434,885
    595,500       SELECTIVE INSURANCE GROUP, INC .....      21,140,250
     46,230     o SHINDONGAH FIRE & MARINE INSURANCE .       1,543,393
    106,333       SKANDIA (FORSAKRING) SERIE FRIA ....       2,879,984
    906,640       ST. PAUL COS, INC NOTES ............      50,431,850
  1,631,365       SUMITOMO MARINE & FIRE INSURANCE CO       13,410,655
    500,000       SUN ALLIANCE GROUP PLC .............       2,899,480
  3,082,822       TOKIO MARINE & FIRE INSURANCE CO
                   LTD................................      40,344,583
    587,200       TRANSAMERICA CORP ..................      42,792,200
  3,013,914       TRAVELERS GROUP, INC ...............     189,499,842
    451,000     o UNI-STOREBRAND AS SERIES A .........       2,498,370
     80,000     o UNION DES ASSURANCES DE PARIS ......       2,092,218
     56,519       UNION DES ASSURANCES FEDERALES .....       6,760,781
     48,600     o UNITED INSURANCE COS, INC ..........         917,325
    559,900       UNITRIN, INC .......................      26,875,200
    475,000     o USF&G CORP .........................       8,015,625
    730,750       WILLIS CORROON GROUP PLC ...........       1,599,733
     73,990       ZURICH INSURANCE CO (REGD) .........      22,183,490
                                                         -------------
                                                         2,306,494,023
                                                         -------------

                LEISURE TIME-1.30%
    190,900     o ACCLAIM ENTERTAINMENT, INC .........       2,362,387
    123,750     o AMC ENTERTAINMENT, INC .............       2,892,656
    464,358       ANTHONY INDUSTRIES, INC ............      10,680,234
    902,200       ARCTCO, INC ........................      11,728,600
    194,600     o ARGOSY GAMING CORP .................       1,483,825
     96,100     o ATARI CORP .........................         132,137
    410,000     o AUTOTOTE CORP (CLASS A) ............       1,204,375

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 LEISURE TIME-(Continued)

    268,200     o BALLY ENTERTAINMENT CORP ...........     $ 3,754,800
     29,000     o BELL SPORTS CORP ...................         232,000
     99,791     o BERLITZ INTERNATIONAL, INC NEW .....       1,646,551
  1,077,100       BRUNSWICK CORP .....................      25,850,400
    399,500       CALLAWAY GOLF CO ...................       9,038,687
  1,049,400       CARNIVAL CORP (CLASS A) ............      25,579,125
     96,750     o CASINO AMERICA, INC ................         592,593
    153,800     o CASINO MAGIC CORP ..................         480,625
      1,514     o CHRIS CRAFT INDUSTRIES, INC ........          65,480
    955,384     o CIRCUS CIRCUS ENTERPRISES, INC .....      26,631,329
    295,600       COACHMEN INDUSTRIES, INC ...........       6,429,300
    118,300     o COBRA GOLF, INC ....................       4,214,437
    405,000     o COMPASS GROUP PLC ..................       3,077,990
  6,180,200       DISNEY (WALT) CO ...................     364,631,800
  1,733,352       FORTE PLC ..........................       8,894,423
    472,400     o GALOOB LEWIS TOYS, INC .............       5,550,700
     54,918       GAUMONT S.A. .......................       3,537,299
     44,080     o GC COS, INC ........................       1,476,680
  1,436,500       GENTING BERHAD .....................      11,994,411
    492,300     o GRAND CASINOS, INC .................      11,445,975
    303,000     o GTECH HOLDINGS CORP ................       7,878,000
    725,500     o HARRAHS ENTERTAINMENT, INC .........      17,593,375
    788,076       HASBRO, INC ........................      24,430,356
    169,000       HEIWA CORP .........................       4,406,989
    242,900     o HOLLYWOOD ENTERTAINMENT CORP .......       2,034,287
    219,500     o HOLLYWOOD PARK, INC ................       2,208,718
    337,125       HUFFY CORP .........................       3,413,390
  1,351,588       INTERNATIONAL GAME TECHNOLOGY ......      14,698,519
  1,038,436     o ITT CORP (NEW) .....................      55,037,108
    350,600       JOSTENS, INC .......................       8,502,050
    279,500       KIMBALL INTERNATIONAL, INC
                   (CLASS B)..........................       7,057,375
         90       KOEI CO LTD ........................           3,123
     36,000     o KONAMI CO ..........................       1,005,073
  2,155,073       LADBROKE GROUP PLC .................       4,901,840
    407,500       MAGNUM CORP BERHAD .................         770,382
  1,978,287       MATTEL, INC ........................      60,832,325
    459,200     o MIRAGE RESORT, INC .................      15,842,400
    112,800       NAMCO LTD ..........................       3,761,582
     33,060     o NATIONAL GAMING CORP ...............         392,587
     67,000       NINTENDO CO LTD ....................       5,098,559
    270,600       OUTBOARD MARINE CORP ...............       5,513,475
    535,800     o PLAYERS INTERNATIONAL, INC .........       5,726,362
    304,100     o PRESIDENT CASINOS, INC .............         532,175
    167,000     o PRIMADONNA RESORTS, INC ............       2,463,250
  1,903,005       RANK ORGANIZATION PLC ..............      13,768,461
    102,600     o REGAL CINEMAS, INC .................       3,052,350
     31,700       SANKYO CO LTD ......................       1,475,039
     63,700     o SCIENTIFIC GAMES HOLDINGS CORP .....       2,404,675
    170,012       SEGA ENTERPRISES LTD ...............       9,394,149
     54,000       SHIMANO, INC .......................         952,726
     37,300       SHOCHIKU CO LTD ....................         408,592
     28,400     o SHOWBOAT, INC ......................         749,050
     12,000       SKIS ROSSIGNOL S.A. ................       3,292,913
    126,750    xo SLM INTERNATIONAL, INC .............         138,632
     87,850       SONY MUSIC ENTERTAINMENT ...........       4,598,736
    288,500     o SPORTS & RECREATION, INC ...........       2,055,562
    243,100     o STATION CASINOS, INC ...............       3,555,337
    270,200       STRUM RUGER & CO, INC ..............       7,396,725
    793,062       THORN EMI LTD ......................      18,678,943
     62,814       TOHO CO LTD ........................      10,047,162
        600     o TUCSON ELECTRIC POWER CO. ..........           1,950
    511,100       WINNEBAGO INDUSTRIES, INC ..........       3,961,025
    553,000     o WMS INDUSTRIES, INC ................       9,055,375
     40,116       ZODIAC S.A. ........................       6,266,969
                                                           -----------
                                                           900,966,490
                                                           -----------

                 MACHINERY-1.99%
    229,200       ACME CLEVELAND CORP NEW ............       4,297,500
     47,400       AGCO CORP ..........................       2,417,400
     36,600       AIDA ENGINEERING LTD ...............         281,001
    119,744       AMADA CO LTD .......................       1,184,014
    315,220       AMADA METRECS CO LTD ...............       5,041,975
     38,200       AMANO CORP .........................         481,404
     84,000     # AMSTEEL CORP WTS 5/19/00 ...........               0
    349,010       ATLAS COPCO AB SERIES A FREE .......       5,371,500
     24,500       ATLAS COPCO AB SERIES B FREE .......         369,678
  1,352,844       AUSTRALIAN NATIONAL INDUSTRIES LTD .       1,006,380
    288,525       BEARINGS, INC NEW ..................       8,439,356
    539,335     o BJ SERVICES CO .....................      15,640,715
     21,700     o BJ SERVICES CO WTS 4/13/00 .........         165,462
     12,000       BOMBARDIER, INC (CLASS A) ..........         160,569
    392,252       BOMBARDIER, INC (CLASS B) ..........       5,176,728
      6,000     o BREMER VULKAN AG. ..................         167,051
    335,472       BRIGGS & STRATTON CORP .............      14,551,098
    166,000       BROTHERS INDUSTRIES LTD ............         902,763
    166,900       BW/IP, INC (CLASS A) ...............       2,753,850
  1,860,600       CATERPILLAR, INC ...................     109,310,250
    321,100       CINCINNATI MILACRON, INC ...........       8,428,875
     99,600       COBHAM GROUP PLC ...................         728,349
    594,400     o COGNEX CORP ........................      20,655,400
    215,250       COMMERCIAL INTERTECH CORP ..........       3,901,406
     33,000       CONSTRUCCIONES Y AUXILIAR
                   DE FERROCARRILES S.A. .............       1,169,681
    284,298     o COOPER CAMERON CORP ................      10,092,579
    790,045       COOPER INDUSTRIES, INC .............      29,034,153
    515,505       DAIFUKU CO LTD .....................       7,296,065
    118,000       DAIKIN INDUSTRIES ..................       1,155,330
    700,000       DANIELI & CO .......................       4,410,000
  4,659,773       DEERE & CO .........................     164,256,998
     41,000       DENYO CO LTD .......................         468,995
  7,046,000       DONGFANG ELECTRICAL
                    MACHINERY SERIES H ...............       1,890,848
  1,199,600       DOVER CORP .........................      44,235,250
     45,700       DURIRON, INC .......................       1,068,237
    237,560       EBARA CORP .........................       3,477,389
      1,400     o FAG KUGELFISCHER (GEORGE)
                   SCHAFER & CO ......................         180,954
    537,984       FANUC LTD ..........................      23,312,019
    409,014       FEDERAL SIGNAL CORP ................      10,583,237
     53,000       FINNING LTD ........................         757,753
        140       FISCHER (GEORGE) LTD (BR) ..........         182,497
         28       FISCHER (GEORGE) LTD (REGD) ........           7,056
      3,700       FLS INDUSTRIES AS (CLASS B) ........         287,080
  2,372,767    +o FMC CORP NEW .......................     160,458,368
    157,800     o FSI INTERNATIONAL, INC .............       3,195,450
      2,200       FUJI TEC ...........................          23,246
    288,500       GATX CORP ..........................      14,028,312
    269,600       GIDDINGS & LEWIS, INC ..............       4,448,400
    250,000       GOULDS PUMPS, INC ..................       6,250,000
    253,700       GREENFIELD INDUSTRIES, INC .........       7,928,125
  7,000,000       HARBIN POWER EQUIPMENT CO
                   LTD SERIES H ......................       1,032,045
    341,800       HARNISCHFEGER INDUSTRIES, INC ......      11,364,850
    170,400       HARSCO CORP ........................       9,904,500
    370,000     o HITACHI CONSTRUCTION
                   MACHINERY CO LTD ..................       4,483,475
  1,042,200       ILLINOIS TOOL WORKS, INC ...........      61,489,800
    136,800       IMI PLC ............................         697,719
        943       INDUSTRIE-WERKE KARLSRUHE
                   AUGSBURG AG. ......................         171,957
    936,400       INGERSOLL-RAND CO ..................      32,891,050
    118,000     o INTEGRATED PROCESS
                   EQUIPMENT CORP ....................       2,773,000

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 MACHINERY-(Continued)

    100,000     o IRO AB .............................     $ 1,131,667
    400,000       ISHIKAWAJIMA-HARIMA
                   HEAVY INDUSTRIES ..................       1,686,756
     10,100     o JLG INDUSTRIES, INC ................         300,475
    436,896       JOHNSON MATTHEY PLC ................       3,547,638
     97,000       KALMAR INDUSTRIES AB ...............       1,609,985
    352,000       KATO SPRING WORKS CO LTD ...........       1,747,091
    301,500       KAYDON CORP ........................       9,158,062
    500,077       KENNAMETAL, INC ....................      15,877,444
    191,317       KEYSTONE INTERNATIONAL, INC ........       3,826,340
     21,750     o KLOECKNER HUMBOLDT-DEUTZ AG. .......         133,572
  1,645,950       KOMATSU LTD ........................      13,562,463
    577,660       KOMORI CORP ........................      14,559,573
     81,000       KOYO SEIKO CO LTD ..................         738,101
  1,759,000       KUBOTA LTD .........................      11,339,411
     47,000       KURITA WATER INDUSTRIES LTD ........       1,252,949
     29,698       KVAERNER INDUSTRIER AS .............       1,052,901
      3,935       KVAERNER INDUSTRIER AS (CLASS B) ...         132,036
    191,300       LAWSON PRODUCTS, INC ...............       4,686,850
     11,693       LINDE AG. ..........................       6,837,872
     39,000     o MADECO S.A. ADR ....................       1,053,000
     17,900       MAGNA INTERNATIONAL, INC ...........         771,043
    132,130     o MAKINO MILLING MACHINE CO LTD ......       1,132,287
     67,500       MAKITA ELECTRIC WORKS LTD ..........       1,079,669
     15,800       MAN AG. (STAMM) ....................       4,283,102
    209,900       MANITOWOC, INC .....................       6,428,187
     71,102       MANNESMANN AG. .....................      22,687,280
    125,300       MEASUREX CORP ......................       3,539,725
     11,000     o METRA SERIES B (LOHJA) .............         453,456
     98,700       MINE SAFETY APPLIANCE CO ...........       4,737,600
  7,509,000       MITSUBISHI HEAVY INDUSTRIES LTD ....      59,908,018
    292,700     o MOLTEN METAL TECHNOLOGY, INC .......       9,549,337
    150,000       MORI SEIKI CO LTD ..................       3,388,053
    442,600      +NEWPORT CORP .......................       3,596,125
    131,000     o NIIGATA ENGINEERING CO .............         413,991
      5,000       NIKKO CO LTD .......................          40,957
     63,680       NIPPON SHARYO LTD ..................         614,227
    196,800       NORDSON CORP .......................      11,070,000
    245,600     o NOVELLUS SYSTEMS, INC ..............      13,262,400
    318,600       NSK LTD ............................       2,316,381
  1,085,700       NTN TOYO BEARING CO LTD ............       7,262,095
    445,900     o OKUMA CORP .........................       4,171,265
    743,800       PARKER-HANNIFIN CORP ...............      25,475,150
 25,236,000       POKPHAND (C.P.) CO LTD .............      10,117,614
         90       RHEINELEKTRA AG. ...................          68,539
    149,000       ROPER INDUSTRIES, INC NEW ..........       5,475,750
        500       SAKAI HEAVY INDUSTRIES LTD .........           3,344
     58,000       SANDEN CORP ........................         372,210
         60       SCHINDLER HOLDINGS LTD (BR) ........         302,424
         58       SCHINDLER HOLDINGS LTD (PT CERT) ...          60,232
        160       SCHINDLER HOLDINGS LTD (REGD) ......         172,416
     87,000       SEMBAWANG CORP .....................         482,821
        720       SHIN NIPPON MACHINERY CO LTD .......           5,395
     36,011       SIDEL ..............................      11,236,635
    384,221       SMITH (HOWARD) LTD .................       1,814,969
    141,900       STEWART & STEVENSON SERVICES, INC ..       3,582,975
     17,257       STORK NV ...........................         428,437
     64,894     o STRATTEC SECURITY CORP .............       1,151,868
        525       SULZER WINTERTHUR AG. (PT CERT) ....         280,590
        840       SULZER WINTERTHUR AG. (REGD) .......         481,793
    249,760     o SUMITOMO HEAVY INDUSTRIES LTD ......         898,255
    273,800       SUNDSTRAND CORP ....................      19,268,675
     20,000       SVENSKA  KULLAGERFABRIKEN AB
                   SERIES A FREE .....................         378,731
     27,000       SVENSKA KULLAGERFABRIKEN AB
                   SERIES B ..........................         517,398
    126,000     o TAKUMA CO ..........................       1,722,236
    149,500       TECUMSEH PRODUCTS CO (CLASS A) .....       7,736,625
     31,600       TECUMSEH PRODUCTS CO (CLASS B) .....       1,651,100
    254,350       TELEFLEX, INC ......................      10,428,350
    226,000       TENNANT CO .........................       5,395,750
    600,587     o THERMO ELECTRON CORP ...............      31,230,524
    859,118       TI GROUP PLC .......................       6,122,447
    430,209       TIMKIN CO ..........................      16,455,494
    226,250     o TOMRA SYSTEMS AS ...................       1,790,485
    243,750       TORO CO ............................       8,013,281
     61,600       TOYO KANETSU K.K. ..................         315,892
    410,000     o TOYODA MACHINE WORKS LTD ...........       3,954,667
    120,250       TOYOTA AUTOMATIC LOOM WORKS LTD ....       2,156,551
  2,542,000       TRACTORS MALAYSIA HOLDINGS BERHAD ..       3,644,302
     80,600       TRIMAS CORP ........................       1,521,325
    428,700       TRINITY INDUSTRIES, INC ............      13,504,050
    299,300       TRINOVA CORP .......................       8,567,462
     79,000       TSUBAKIMOTO CHAIN CO ...............         475,577
        200       TSUBAKIMOTO MACHINERY &
                   ENGINE CO LTD .....................           1,207
    281,000       TSUGAMI CORP .......................       1,569,032
     23,000       TUBEMAKERS OF AUSTRALIA LTD ........          71,347
     97,100     o ULTRATECH STEPPER, INC .............       2,500,325
     49,400       VALMET OY SERIES A .................       1,240,062
    459,800     o VARITY CORP NEW ....................      17,070,075
  1,694,400       VICKERS PLC ........................       6,682,042
    654,600       WATTS INDUSTRIES, INC (CLASS A) ....      15,219,450
      1,150       YOKOHAMA RUBBER CO LTD .............           6,967
    567,200       YORK INTERNATIONAL CORP ............      26,658,400
     24,958       ZARDOYA OTIS S.A. ..................       2,725,906
    356,600       ZURN INDUSTRIES, INC ...............       7,622,325
                                                         -------------
                                                         1,380,008,003
                                                         -------------

                 METALS-ALUMINIUM-0.23%
    619,400     o ACX TECHNOLOGIES, INC ..............       9,368,425
    235,100       ALCAN ALUMINIUM CO LTD .............       7,304,324
     35,065       ALCAN ALUMINIUM CO LTD (U.S.) ......       1,091,398
    536,297     o ALUMAX, INC ........................      16,424,095
    889,500       ALUMINUM CO OF AMERICA .............      47,032,312
        583       ALUSUISSE LONZA HOLDINGS AG. (BR) ..         463,076
     57,112       ALUSUISSE LONZA HOLDINGS AG.
                   (REGD) ............................      45,363,998
    123,600       INTERNATIONAL ALUMINUM CORP ........       3,553,500
     27,000     o KAISER ALUMINUN CORP ...............         351,000
    428,290       REYNOLDS METALS CO .................      24,251,921
     83,440       TOYO SEIKAN KAISHA LTD .............       2,499,400
                                                           -----------
                                                           157,703,449
                                                           -----------

                 METALS-GOLD-0.41%
      4,000       AGNICO EAGLE MINES LTD .............          50,223
    503,501     o AMAX GOLD, INC .....................       3,650,382
  2,822,679       BARRICK GOLD CORP ..................      74,454,768
    144,000       BARRICK GOLD CORP (U.S.) ...........       3,800,867
  1,334,150       BATTLE MOUNTAIN GOLD CO ............      11,340,275
     63,200       BEATRIX MINES LTD ..................         567,768
     37,000       CAMBIOR, INC .......................         403,530
    161,000     o DELTA GOLD NL ......................         390,443
     35,000       DOMINION MINING LTD ................          18,225
     31,700       DRIEFONTEIN CONSOLIDATED LTD .......         402,174
     45,000       ECHO BAY MINES LTD .................         470,159
    294,800       ECHO BAY MINES LTD (U.S.) ..........       3,058,550
    152,035     o FIRSTMISS GOLD, INC ................       3,382,778
    561,628       FREEPORT MCMORAN COPPER
                   & GOLD, INC (CLASS A) .............      15,725,584
    778,464       FREEPORT-MCMORAN COPPER
                   & GOLD, INC (CLASS B) .............      21,894,300
     17,300       GOLD FIELD OF SOUTH AFRICA LTD .....         517,268

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 METALS-GOLD-(Continued)

     41,000       GOLD MINES OF KALGOORLIE LTD .......     $    38,124
    102,000     o GOLDEN KNIGHT RESOURCES, INC .......         588,936
      6,222     o GOLDFIELDS LTD .....................          15,644
     63,200       HARTEBEESTFONTEIN GOLD
                   MINING CO LTD .....................         159,495
  1,158,750       HOMESTAKE MINING CO ................      18,105,468
     23,300       KLOOF GOLD MINING CO LTD ...........         223,700
    628,233       NEWCREST MINING LTD ................       2,645,158
    124,900       NEWMONT GOLD CO ....................       5,464,375
    757,382       NEWMONT MINING CORP ................      34,271,535
     13,000     o PEGASUS GOLD, INC ..................         181,098
    224,800       PLACER DOME, INC ...................       5,439,111
    134,148       PLACER DOME, INC (U.S.) ............       3,236,320
    230,000     o RAYROCK YELLOWKNIFE
                   RESOURCES, INC ....................       1,728,500
  5,894,199       SANTE FE PACIFIC GOLD CORP .........      71,467,162
      4,700     o SOUTHVAAL HOLDINGS LTD .............         130,215
      8,000     o WESTERN AREAS GOLD MINING CO .......         136,606
      7,300       WESTERN DEEP LEVELS LTD ............         244,301
                                                           -----------
                                                           284,203,042
                                                           -----------

                  METALS-NON-FERROUS-0.46%
     86,200       ABERFOYLE LTD ......................         189,166
     23,100       AMCOL INTERNATIONAL CORP ...........         329,175
    190,300       ASARCO, INC ........................       6,089,600
    221,000       ASHLAND COAL, INC ..................       4,723,875
    893,000       ASHTON MINING LTD ..................       1,295,390
    171,200       BMC INDUSTRIES, INC ................       3,980,400
    391,300       BRUSH WELLMAN, INC .................       6,749,925
     70,300       CAMECO CORP ........................       2,615,827
     32,000       COMINCO LTD ........................         656,940
  1,839,771       CRA LTD ............................      27,016,275
    748,894       CYPRUS AMAX MINERALS CO ............      19,564,855
    196,441       ERAMET .............................      12,853,716
    149,269       FREEPORT MCMORAN, INC ..............       5,522,953
    182,000       FUJIKURA LTD .......................       1,190,907
    706,000       FURUKAWA ELECTRIC CO LTD ...........       3,456,201
    187,398       GREEN (A.P.) INDUSTRIES, INC .......       3,654,261
    487,000     o GRUPO MEXICO S.A. SERIES B .........       2,060,508
    935,700     o HECLA MINING CO ....................       6,432,937
         97       HITACHI CABLE LTD ..................             687
     88,236       HULLAS DEL COTO CORTES .............       1,013,897
     17,300       IMPALA PLATINUM HOLDINGS LTD .......         315,581
     35,000       INCO LTD ...........................       1,157,985
     87,060       INCO LTD (U.S.) ....................       2,894,745
    907,200     o MAGMA COPPER CO ....................      25,288,200
    281,684       MAPCO, INC .........................      15,386,988
  4,879,681       MIM HOLDINGS LTD ...................       6,751,790
  1,446,000       MITSUBISHI MATERIALS ...............       7,499,375
    298,000     o MITSUI MINING & SMELTING CO LTD ....       1,195,968
     87,300     o MUELLER INDUSTRIES, INC ............       2,553,525
  1,222,000       NIKKO KYODO CO .....................       4,098,739
     50,000       NIPPON DENKO CO LTD ................         189,517
    213,380       NIPPON LIGHT METAL CO LTD ..........       1,224,555
    320,800       NORANDA, INC .......................       6,615,224
  2,208,933       NORTH LTD ..........................       6,162,094
     28,000       OGLEBAY NORTON CO ..................       1,043,000
    285,600     o OREGON METALLURICAL CORP ...........       3,248,700
    339,700       OUTOKUMPU OY SERIES A ..............       5,398,023
    188,000     o OUTOKUMPU OY SERIES A WTS 6/28/96 ..           7,360
     17,500       PALABORA MINING CO LTD .............         273,625
     49,800       PENN VIRGINIA CORP .................       1,606,050
    589,900       PHELPS DODGE CORP ..................      36,721,275
    424,700       PITTSTON SERVICES GROUP ............      13,324,962
  1,539,265       QCT RESOURCES LTD ..................       1,729,039
    741,489       RGC LTD ............................       3,695,677
     79,000       RIO ALGOM LTD ......................       1,469,775
    150,000       RIO TINTO ZINC CORP LTD PLC (BR) ...       2,196,152
  1,560,693       RIO TINTO ZINC CORP LTD PLC (REGD) .      22,680,515
     24,387       RUSTENBERG PLATINUM HOLDINGS LTD ...         401,377
     67,000     o SHERRITT, INC ......................         865,808
     68,000       SOCIEDAD QUIMICA Y MINERA DE
                   CHILE ADR .........................       3,196,000
    121,000       STRAITS TRADING CO .................         284,001
    959,400       SUMITOMO METAL MINING CO LTD .......       8,630,793
    353,054     o SUNSHINE MINING & REFINING CO ......         485,449
      1,977     o SUNSHINE MINING & REFINING CO
                   WTS 3/03/99 .......................             988
    122,800       TECK CORP LTD (CLASS B) ............       2,397,207
     34,880       TRELLEBORG AB SERIES B FREE ........         376,305
     27,000     o UNION MINIERE ......................       1,802,755
      6,000     o VA TECHNOLOGIE AG BR ...............         762,616
  3,227,844       WMC LTD ............................      20,746,308
                                                           -----------
                                                           324,075,541
                                                           -----------

                  METALS-STEEL-0.70%
     44,770       ACERINOX S.A. ......................       4,528,109
    134,000     o ACINDAR S.A. (CLASS B) .............          95,149
    242,831     o ACME METALS, INC ...................       3,460,341
    224,700       AK STEEL HOLDING CORP ..............       7,695,975
    126,500       ALLEGHENY LUDLUM CORP ..............       2,340,250
    504,000       AMSTEEL CORP BERHAD ................         375,171
     22,500     o ARBED S.A. .........................       2,415,906
    133,700       AVESTA SHEFFIELD AB ................       1,180,170
  1,308,900     o BETHLEHEM STEEL CORP ...............      18,324,600
    150,000     o BINDURA NICKEL .....................         217,302
    378,500       BIRMINGHAM STEEL CORP ..............       5,630,187
     48,300     o BOHLER-UDDEHOLM (BR) ...............       3,693,029
  1,641,000       BRITISH STEEL PLC ..................       4,146,571
    124,700       CARPENTER TECHNOLOGY CORP ..........       5,128,287
    117,450       CBI INDUSTRIES, INC ................       3,861,168
     94,081       CLEVELAND CLIFFS, INC ..............       3,857,321
    108,000       CO STEEL, INC ......................       1,949,924
    143,000       COMPANHIA SIDERURGICA
                   DE TUBARAO S.A. ADR ...............       2,806,375
 25,200,000       COMPANIA SIDERURGICA NACIONAL S.A. .         518,518
     22,000     o CONSOLIDATED METALLURGICAL
                   INDUSTRIES LTD ....................          81,470
    174,000       DAIDO STEEL CO LTD .................         877,113
    272,000       DOFASCO, INC .......................       3,440,136
      6,000       ELKEM AS ...........................          67,899
     34,000     o FALCK ORD ..........................          75,505
    367,100       FANSTEEL, INC ......................       2,523,812
        630     o GRUPO SIDEK S.A. DE CV SERIES L ....             388
    280,000     o GRUPO SIMEC S.A. SERIES B ..........          96,301
    617,175       HANNA (M.A.) CO ....................      17,280,900
    100,000     o INCHON IRON & STEEL CO .............       3,789,660
    485,500       INLAND STEEL INDUSTRIES, INC .......      12,198,187
     33,200       IPSCO, INC .........................         696,789
  1,854,078       ISCOR LTD ..........................       1,668,188
      1,000     o IVACO, INC (CLASS A) ...............           3,226
    352,000     o JAPAN METALS & CHEMICALS CO ........       1,938,179
    990,000     o JAPAN STEEL WORKS LTD ..............       2,831,132
  3,419,360       KAWASAKI STEEL CORP ................      11,933,019
  4,776,620     o KOBE STEEL LTD .....................      14,771,152
    800,400     o LTV CORP NEW .......................      11,005,500
     54,900       LUKENS, INC ........................       1,578,375
    425,945     o MATERIAL SCIENCES CORP .............       6,335,931
    148,000     o MITSUBISHI STEEL MANUFACTURING
                   CO LTD ............................         774,744
    108,750       NATIONAL IRON & STEEL MILLS LTD ....         222,958
 12,763,000       NIPPON STEEL CORP ..................      43,798,480
 10,644,920     o NKK CORP ...........................      28,687,335
    878,800       NUCOR CORP .........................      50,201,450

     SHARES                                                     VALUE
     ------                                                    -------

                 METALS-STEEL-(Continued)

    179,800       OREGON STEEL MILLS .................     $ 2,517,200
     12,050       PREUSSAG AKTIEGESELLSCHAFT AG. .....       3,375,989
    124,800       QUANEX CORP ........................       2,418,000
    500,000     o RAUTARUUKKI SERIES K ...............       3,051,448
    100,000     o REPUBLIC ENGINEERED STEELS, INC ....         462,500
    198,400       ROUGE STEEL CO (CLASS A) ...........       4,712,000
  6,770,200     o SAHAVIRIYA STEEL INDUSTRIES
                   PCL (FR)...........................       9,003,573
     52,000       SAMANCOR LTD .......................         656,151
     64,500       SANDVIK AB SERIES B FREE ...........       1,133,817
    170,000       SVENSKT STAL AB SERIES B ...........       1,718,625
     43,000       STELCO, INC (CLASS A) ..............         189,163
         80       SUMIKIN BUSSAN KAISHA LTD ..........             333
  4,576,080     o SUMITOMO METAL INDUSTRIES LTD ......      13,884,842
     24,490     o THYSSEN AG. ........................       4,458,952
    300,000       TOKYO STEEL MANUFACTURING CO LTD ...       5,525,580
    250,000       USINAS SIDERUGICAS DE MINAS
                   GERAIS ADR ........................       2,043,750
  5,556,390     o USINOR SACILOR .....................      73,566,327
    823,064       USX-U.S. STEEL GROUP ...............      25,309,218
    115,000     o VOEST-ALPINE STAHL AG ..............       3,300,202
    167,600     o WOLVERINE TUBE, INC ................       6,285,000
    989,612       WORTHINGTON INDUSTRIES, INC ........      20,596,299
  1,300,000       YODOGAWA STEEL WORKS LTD ...........      10,207,782
        950       YOKOGAWA BRIDGE CORP ...............          14,366
                                                           -----------
                                                           483,533,299
                                                           -----------

                 MISCELLANEOUS MATERIALS &
                  COMMODITIES-0.05%
      5,700       ANGLO AMERICAN COAL CORP LTD .......         359,621
  1,080,050       ASAHI GLASS CO LTD .................      12,040,505
    900,000       GOLDEN HOPE PLANTATIONS BERHAD .....       1,502,954
    600,000       HIGHLANDS & LOWLANDS BERHAD ........         964,159
  4,000,000       INDUSTRIAL OXYGEN, INC BERHAD ......       3,922,805
  1,669,000       ISLAND & PENINSULAR BERHAD .........       4,009,808
  1,600,000       KUALA LUMPUR KEPONG BERHAD .........       5,072,865
    179,000       NIPPON SHEET GLASS CO LTD ..........         779,116
    120,000       PERLIS PLANTATIONS BERHAD ..........         375,738
     11,735       PLASTIC OMNIUM S.A. ................         806,248
     96,000       PLAYMATES PROPERTIES HOLDINGS LTD ..          11,422
     48,000       VIDR SMARINA S.A. ..................         162,963
     66,000       VIDRALA S.A. .......................       2,603,221
                                                            ----------
                                                            32,611,425
                                                            ----------

                 OFFICE EQUIPMENT-3.13%
    945,200     o AMDAHL CORP ........................       8,034,200
    995,800       APPLE COMPUTER, INC ................      31,741,125
    443,633     o APPLIED MAGNETICS CORP .............       8,262,664
     89,300     o ASPECT TELECOMMUNICATIONS ..........       2,991,550
    305,241     o AST RESEARCH, INC ..................       2,594,548
    609,988       AVERY DENNISON CORP ................      30,575,648
  2,406,500     o COMPAQ COMPUTER CORP ...............     115,512,000
    694,200     o CONNER PERIPHERALS, INC ............      14,578,200
    355,550     o CONTROL DATA SYSTEMS, INC ..........       6,977,668
    504,600    xo CRAY COMPUTER CORP .................           2,523
    245,100     o CRAY RESEARCH, INC .................       6,066,225
     58,000       DANKA BUSINESS SYSTEMS ADR .........       2,146,000
    497,300     o DATA GENERAL CORP ..................       6,837,875
    582,700     o DELL COMPUTER CORP .................      20,175,987
     10,000       DIAMOND LEASE CO LTD ...............         135,716
  1,413,600     o DIGITAL EQUIPMENT CORP .............      90,647,100
    224,200     o DREXLER TECHNOLOGY CORP ............       3,419,050
    174,100     o EMULEX CORP NEW ....................       1,784,525
    133,400     o EVANS & SUTHERLAND COMPUTER CORP ...       2,968,150
    157,200     o FILENET CORP .......................       7,388,400
    396,475       GERBER SCIENTIFIC, INC .............       6,442,718
  3,428,104       HEWLETT-PACKARD CO .................     287,103,710
    194,300       HON INDUSTRIES, INC ................       4,517,475
  6,331,200      *INTERNATIONAL BUSINESS MACHINES
                    CORP .............................     580,887,600
     32,700     o IOMEGA CORPORATION .................       1,590,037
    191,000       KOKUYO CO LTD ......................       4,443,729
    350,200     o KOMAG, INC .........................      16,152,975
  6,500,000       LAMEX HOLDINGS .....................       1,605,619
    486,500     o MAXTOR CORP ........................       3,223,062
    425,000     o MICROPOLIS CORP ....................       1,593,750
     25,600     o MICROS SYSTEMS, INC ................       1,260,800
    361,100       MILLER (HERMAN), INC ...............      10,833,000
      9,395       OCE VAN DER GRINTEN NV .............         571,986
  4,429,296       PITNEY BOWES, INC ..................     208,176,912
    472,400     o QMS, INC ...........................       2,125,800
    373,200     o QUANTUM CORP .......................       6,017,850
    510,800     o SCI SYSTEMS, INC ...................      15,834,800
    615,000     o SEAGATE TECHNOLOGY, INC ............      29,212,500
    869,600     o SEQUENT COMPUTER SYSTEMS, INC ......      12,609,200
    237,700       SHELBY WILLIAMS INDUSTRIES, INC ....       2,792,975
  1,368,188     o SILICON GRAPHICS, INC ..............      37,625,170
    295,500     x SMITH CORONA CORP ..................          32,321
    621,300     o SOLECTRON CORP .....................      27,414,862
    453,323     o STORAGE TECHNOLOGY CORP ............      10,823,086
    144,900     o STRATUS COMPUTER, INC ..............       5,017,162
  1,630,200     o SUN MICROSYSTEMS, INC ..............      74,377,875
  1,115,100     o TANDEM COMPUTERS, INC ..............      11,847,937
  1,501,800     o UNISYS CORP ........................       8,447,625
    720,900     o VIKING OFFICE PRODUCTS, INC ........      33,521,850
    533,908     o WANG LABORATORIES, INC .............       8,876,220
  2,847,824       XEROX CORP .........................     390,151,888
                                                         -------------
                                                         2,167,971,648
                                                         -------------


                 PAPER-1.04%
     77,900       ALBANY INTERNATIONAL CORP
                   (CLASS A) NEW .....................       1,411,937
    525,900       BEMIS, INC .........................      13,476,187
    310,043       BOWATER, INC .......................      11,006,526
    492,100       CARAUSTAR INDUSTRIES, INC ..........       9,842,000
    252,100       CHESAPEAKE CORP ....................       7,468,462
    258,700       CONSOLIDATED PAPERS, INC ...........      14,519,537
     72,805     o CROWN VANTAGE, INC .................       1,037,471
     98,000     o DAISHOWA PAPER MANUFACTURING CO ....         760,009
    269,600       FEDERAL PAPER BOARD CO, INC ........      13,985,500
     17,500     o FORT HOWARD CORP ...................         393,750
    333,700       GLATFELTER (P.H.) CO ...............       5,714,612
    143,000       HONSHU PAPER CO LTD ................         876,104
  2,258,164       INTERNATIONAL PAPER CO .............      85,527,961
    728,050       JAMES RIVER CORP OF VIRGINIA .......      17,564,206
    222,700     o JEFFERSON SMURFIT CORP .............       2,115,650
  3,703,873       KIMBERLY-CLARK CORP ................     306,495,490
    125,200       KIMBERLY CLARK DE MEXICO S.A.
                   DE CV SERIES A ....................       1,891,407
    711,400       LONGVIEW FIBRE CO ..................      11,560,250
    485,354       MEAD CORP ..........................      25,359,746
    758,900       MITSUBISHI PAPER MILLS LTD .........       4,568,558
    243,100       MOSINEE PAPER MILLS CORP ...........       6,259,825
    683,500       NEW OJI PAPER CO LTD ...............       6,188,542
  1,244,000       NIPPON PAPER INDUSTRIES CO .........       8,646,543
    278,700       PENTAIR, INC .......................      13,865,325
    200,000     o PORTUCEL INDUSTRIA EMPRESA .........       1,184,838
  3,062,000     o PT FAJAR SURYA WISEA (FR) ..........       1,438,451
    192,000     o RENGO CO LTD .......................       1,284,261
     45,900       SAPPI LTD ..........................         705,088
     88,000     o SETTSU CORP ........................         277,248
    504,100     o SHOREWOOD PACKAGING CORP ...........       7,183,425
    910,665       SONOCO PRODUCTS CO .................      23,904,956

                       See notes to financial statements.

     SHARES                                                VALUE
     ------                                               -------

                 PAPER-(Continued)

      7,900       ST. JOE PAPER CO ...................     $   434,500
    773,649       STONE CONTAINER CORP ...............      11,121,204
    573,614       TEMPLE-INLAND, INC .................      25,310,717
    743,400       UNION CAMP CORP ....................      35,404,425
    463,463       WAUSAU PAPER MILLS CO ..............      12,629,366
    998,493       WESTVACO CORP ......................      27,708,180
                                                           -----------
                                                           719,122,257
                                                           -----------

                 PETROLEUM-EXPLORATION
                  & PRODUCTION-0.86%
    775,100       AMERADA HESS CORP ..................      41,080,300
    509,164       ANADARKO PETROLEUM CORP ............      27,558,501
    248,742     o ANDERSON EXPLORATION LTD ...........       2,553,258
  3,926,088     + APACHE CORP ........................     115,819,596
    782,500       ASHLAND, INC .......................      27,485,312
    184,970       ASTRA CIA AREGENTINA S.A. SERIES B .         342,228
    358,460     o BARNETT RESOURCES CORP .............      10,529,762
     25,200     o BENTON OIL & GAS CO ................         378,000
  1,322,231       BURLINGTON RESOURCES, INC ..........      51,897,566
    143,000       CALTEX AUSTRALIA LTD ...............         564,865
     81,000     o CANADIAN NATURAL RESOURCES LTD .....       1,187,771
     46,800     o CHESAPEAKE ENERGY CORP .............       1,556,100
     56,000     o CORIMON S.A. ADR ...................         210,000
     53,400       DEVON ENERGY CORP ..................       1,361,700
    120,000     o DONGYANG NYLON .....................       4,145,424
     12,116       ENGEN LTD ..........................          91,397
    800,300       ENRON OIL & GAS CO .................      19,207,200
    488,480     o EQUITY OIL CO ......................       2,869,820
     33,298       HARDY OIL & GAS PLC ................         104,947
    108,100       KCS ENERGY, INC ....................       1,621,500
    457,700       KERR-MCGEE CORP ....................      29,063,950
    402,870       LONDON & SCOTTISH MARINE OIL PLC ...       1,094,617
    329,400       LOUISIANA LAND & EXPLORATION CO ....      14,123,025
    214,800       MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS A) ....................       3,973,800
    304,700       MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS B) ....................       5,713,125
    100,000     o MORGAN HYDROCARBON, INC ............         304,274
    568,180       MURPHY OIL CORP ....................      23,579,470
    741,200       NOBLE AFFILIATES, INC ..............      22,143,350
     25,400     o NORTHSTAR ENERGY CORP ..............         260,723
    827,000     o NOVUS PETROLEUM LIMITED ............         996,632
      3,000     o NUMAC ENERGY, INC ..................          13,197
        500     o OCELOT ENERGY (CLASS B) ............           3,665
    844,100     o ORYX ENERGY CO .....................      11,289,837
    232,000       PARKER & PARSLEY PETROLEUM CO ......       5,104,000
    415,400       PENNZOIL CO ........................      17,550,650
    101,000       PETRO-CANADA ENTERPRISES ...........       1,166,325
    525,300       POGO PRODUCING CO ..................      14,839,725
     92,100       RANGER OIL LTD .....................         573,979
     34,000     o RENAISSANCE ENERGY LTD .............         847,569
    108,000     o RIGEL ENERGY CORP ..................         970,013
    363,500     o RIGEL ENERGY CORP (U.S.) ...........       3,203,343
     39,000       SAGA PETROLEUM AS SERIES A .........         521,595
  3,796,110     o SANTA FE ENERGY RESOURCES, INC .....      36,537,558
      1,300     o SCEPTRE RESOURCES LTD ..............           7,863
    579,400     o SEAGULL ENERGY CORP ................      12,891,650
    374,174     o SOUTHDOWN, INC .....................       7,296,393
    104,015     o TALISMAN ENERGY, INC ...............       2,106,764
    479,055     o TEJAS GAS CORP .....................      25,330,033
    660,915     o TESORO PETROLEUM CORP ..............       5,700,391
    312,595       TOTAL PETROLEUM (NORTH AMERICA) LTD        3,047,801
    388,135     o TRITON ENERGY CORP .................      22,269,245
    693,000       UNION TEXAS PETROLEUM
                   HOLDINGS, INC .....................      13,426,875
     26,800     o UNITED MERIDIAN CORP ...............         465,650
     13,700     o WASCANA ENERGY, INC. ...............         129,325
    429,000       WISER OIL CO .......................       5,148,000
  6,500,000       ZHENHAI REFINING & CHEMICAL CO LTD .       1,218,925
                                                           -----------
                                                           603,478,584
                                                           -----------


                 PETROLEUM-INTEGRATED-4.65%
     31,000       ALBERTA ENERGY LTD .................         497,195
  5,536,000       AMOCO CORP .........................     397,900,000
    734,302     o AMPOLEX LTD ........................       1,605,966
     19,200       ARABIAN OIL CO LTD .................         800,336
  1,423,615       ATLANTIC RICHFIELD CO ..............     157,665,361
 10,538,296       BRITISH PETROLEUM PLC ..............      88,189,877
     12,300       BRITISH PETROLEUM PLC ADR ..........       1,256,137
  5,260,106       BROKEN HILL PROPRIETARY CO LTD .....      74,346,864
     88,175       BURMAH CASTROL PLC .................       1,278,650
    159,500       CANADIAN OCCIDENTAL
                   PETROLEUM LTD .....................       5,233,249
  5,647,500       CHEVRON CORP .......................     296,493,750
  2,268,000       COSMO OIL CO LTD ...................      12,400,099
    570,778       DIAMOND SHAMROCK, INC ..............      14,768,880
    110,000       ESSO MALAYSIA BERHAD ...............         290,271
 11,178,277       EXXON CORP .........................     895,659,444
    434,038       GETTY PETROLEUM CORP ...............       5,859,513
     29,461     o GULF CANADA RESOURCES LTD ..........         121,503
    265,254       IMPERIAL OIL LTD ...................       9,602,554
     15,000       KANTO NATURAL GAS
                   DEVELOPMENT CO LTD ................         115,600
        100     o LYNX ENERGY SERVICES CORP
                   (CLASS B) .........................             494
    420,000       MITSUBISHI OIL CO LTD ..............       3,733,547
  3,622,099       MOBIL CORP .........................     405,675,088
    851,300       NIPPON OIL CO LTD ..................       5,347,621
     76,000       NORCEN ENERGY RESOURCES LTD ........       1,142,313
    426,777       NORSK HYDRO AS .....................      17,967,802
  5,775,047       OCCIDENTAL PETROLEUM CORP ..........     123,441,629
     10,125       OMV AKTIENGESELLS ..................         879,727
     30,977       PETROFINA S.A. .....................       9,546,787
      1,638     o PETROFINA S.A. WTS 6/03/97 .........          20,036
  3,388,317       PHILLIPS PETROLEUM CO ..............     115,626,317
    493,100       QUAKER STATE OIL REFINING CORP .....       6,225,387
    564,674       REPSOL S.A. ........................      18,502,065
    991,900       ROYAL DUTCH PETROLEUM CO ...........     138,721,125
    330,000       ROYAL DUTCH PETROLEUM CO ADR .......      46,571,250
    860,000       SAIPEM AG. .........................       1,982,988
  1,427,328       SANTOS LTD .........................       4,172,831
    124,000       SHELL REFINERY BERHAD ..............         358,960
    116,247       SOCIETE NATIONALE ELF AQUITAINE ....       8,576,199
    653,242       SUN CO, INC ........................      17,882,499
    116,000       SUNCOR, INC ........................       3,635,899
    113,000       TEIKOKU OIL CO LTD .................         762,413
  2,331,400       TEXACO, INC ........................     183,014,900
      1,680       TONEN CORP .........................          24,591
    406,377       TOTAL PETROLES .....................      27,462,949
    108,032       TOTAL S.A. ADR .....................       3,673,088
  2,142,056       UNOCAL CORP ........................      62,387,381
  2,357,521       USX-MARATHON GROUP, INC NEW ........      45,971,659
    568,100       WOODSIDE PETROLEUM LTD .............       2,907,553
     71,000       YPF SOCIEDAD ANONIMA (CLASS D) .....       1,526,652
    141,300       YPF SOCIEDAD ANONIMA (CLASS D) ADR .       3,055,612
                                                         -------------
                                                         3,224,882,611
                                                         -------------


                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------


                 PETROLEUM-SERVICE-0.75%
  1,117,780       BAKER HUGHES, INC ..................     $27,245,887
    848,500       CABOT CORP .........................      45,712,937
     63,900       CAMCO INTERNATIONAL, INC ...........       1,789,200
    185,495     o CLIFFS DRILLING CO .................       2,759,238
    500,000     o DIAMOND OFFSHORE DRILLING, INC .....      16,875,000
  1,451,120       DRESSER INDUSTRIES, INC ............      35,371,050
    734,650     o ENSCO INTERNATIONAL, INC ...........      16,896,950
    900,000       FAR EAST LEVINGSTON-
                   SHIP BUILDING LTD .................       4,231,179
    747,500       FLUOR CORP .........................      49,335,000
    423,220     o GLOBAL INDUSTRIAL
                   TECHNOLOGIES, INC .................       7,988,277
  1,283,900     o GLOBAL MARINE, INC NEW .............      11,234,125
    852,517       HALLIBURTON CO .....................      43,158,673
    238,600       HELMERICH & PAYNE, INC .............       7,098,350
    280,000       IHC CALAND NV ......................       9,431,719
     11,768       KONINKLIJKE PAKHOED HOLDINGS NV ....         323,728
    178,900     o MATRIX SERVICE CO ..................         760,325
    165,600       MCDERMOTT INTERNATIONAL, INC .......       3,643,200
     83,061     o MCMORAN OIL & GAS CO ...............         285,522
    988,000     o NABORS INDUSTRIES, INC .............      10,991,500
  1,444,979     o NOBLE DRILLING CORP ................      13,004,811
    534,600     o OCEANEERING INTERNATIONAL, INC .....       6,882,975
  1,112,500     o PARKER DRILLING CO .................       6,814,062
     43,500     o PETROLEUM GEO-SERVICES .............       1,080,939
    519,969     o POOL ENERGY SERVICES CO ............       4,939,705
    734,700     o PRIDE PETROLEUM SERVICES, INC ......       7,806,187
    176,800     o READING & BATES CORP ...............       2,652,000
    878,300     o ROWAN COS, INC .....................       8,673,212
    384,700     o RPC, INC ...........................       3,510,387
    526,030       SCHLUMBERGER LTD ...................      36,427,577
  1,221,428       SMEDVIG AS .........................      24,745,154
    911,600     o SMITH INTERNATIONAL, INC ...........      21,422,600
    110,600       SONAT OFFSHORE DRILLING, INC .......       4,949,350
     70,000       TECHNIP S.A. .......................       4,823,636
    693,400       TIDEWATER, INC .....................      21,842,100
    288,300       TOSCO CORP .........................      10,991,437
     21,135     o TRANSOCEAN DRILLING AS .............         366,293
     59,300       ULTRAMAR CORP ......................       1,526,975
    395,500     o VARCO INTERNATIONAL, INC ...........       4,746,000
    108,500       VASTAR RESOURCES, INC ..............       3,444,875
    335,901     o WEATHERFORD ENTERRA, INC ...........       9,699,141
    433,088     o WESTERN ATLAS, INC .................      21,870,944
                                                           -----------
                                                           517,352,220
                                                           -----------


                 PHOTOGRAPHY-0.36%
 10,000,000       CHINA HONG KONG PHOTO PRODUCTS .....       5,658,143
    263,700       CPI CORP ...........................       4,219,200
  2,998,696       EASTMAN KODAK CO ...................     200,912,632
    530,208       POLAROID CORP ......................      25,118,604
    151,100     o PRESSTEK, INC ......................      14,278,950
                                                           -----------
                                                           250,187,529
                                                           -----------

                 PROPERTY-REAL ESTATE-1.03%
    149,600       BRITISH LAND PLC ...................         884,944
 28,936,508       CHEUNG KONG HOLDINGS LTD ...........     176,263,726
  1,053,840       CITY DEVELOPMENT LTD ...............       7,673,777
     27,726     o CITY DEVELOPMENT LTD WTS 7/18/98 ...         145,049
      2,454       COMPAGNIE IMMOBILIERE DE BELGIQUE ..         183,445
    183,000       CRESCENT REAL ESTATE EQUITIES, INC .       6,244,875
        500       DAIBIRU CORP .......................           5,670
    424,000       DAIKYO, INC ........................       3,164,897
  2,475,000       DBS LAND LTD .......................       8,363,737
    260,418       GENERAL PROPERTY TRUST .............         461,065
    130,640       GREAT PORTLAND ESTATES PLC .........         352,927
    117,026       HAMMERSON PLC ......................         640,473
    498,000       HANG LUNG DEVELOPMENT CO LTD .......         792,191
  6,566,000       HENDERSON LAND DEVELOPMENT CO LTD ..      39,571,518
 16,334,998       HON KWOK LAND INVESTMENT CO LTD ....       4,700,510
        240       HONG KONG LAND HOLDINGS LTD ........             444
  1,898,571       HOPEWELL HOLDINGS LTD ..............       1,092,654
    158,500       HOTEL PROPERTIES LTD ...............         245,397
    400,000       HYSAN DEVELOPEMENT CO LTD ..........       1,057,911
  2,000,000       IOI PROPERTIES BERHAD ..............       5,001,971
     96,707       IRSA S.A. ..........................         243,726
     50,000     o JAPAN INDUSTRIAL LAND DEVELOPMENT ..       1,929,106
     13,650       KIMCO REALTY CORP ..................         371,962
    212,300       LAND SECURITIES PLC ................       2,033,736
    170,000       LANDMARKS HOLDINGS BERHAD ..........         226,309
  6,900,000       LARUT CONSOLIDATED BERHAD ..........       9,511,622
    609,277       LEND LEASE CORP LTD ................       8,838,202
    163,320       MEPC PLC ...........................       1,001,604
  3,819,750       MITSUBISHI ESTATE CO LTD ...........      47,766,966
  2,313,072       MITSUI FUDOSAN CO LTD ..............      28,477,108
 24,682,877       NEW WORLD DEVELOPMENT CO LTD .......     107,577,537
 12,038,000     o NEW WORLD DEVELOPMENT CO LTD
                   WTS 4/05/96 .......................      21,951,761
     39,000       OSAKA STADIUM CO LTD ...............         347,820
  1,563,500     o PT JAYA REAL PROPERTY (FR) .........       4,201,984
  7,670,000       RYODEN DEVELOPMENT LTD .............       1,636,723
     23,750       SCHRODERS PROPERTY FUND ............          38,868
      5,000       SEFIMEG ............................         332,276
    500,000       SELANGOR PROPERTIES BERHAD .........         478,535
     10,785       SIMCO ..............................       1,025,462
        480     o SIMCO (REGD) NEW ...................          43,601
    400,000       SINO THAI ENGINEERING
                   & CONSTRUCTION CO (FR) ............       2,937,652
    159,900       SLOUGH ESTATES PLC .................         543,691
      4,499     o STOCKLAND TRUST (UNITS) NEW ........          10,040
    111,000       STOCKLAND TRUST GROUP (UNITS) ......         255,975
    178,200       STRAITS STEAMSHIP CO LTD ...........         602,189
    400,000     o SUMITOMO REALTY & DEVELOPMENT CO
                   LTD................................       2,830,648
 15,073,159       SUN HUNG KAI PROPERTIES LTD ........     123,299,333
 16,456,394       TAI CHEUNG HOLDINGS LTD ............      12,663,319
     74,400       TAK WING INVESTMENT HOLDINGS LTD ...          11,161
    623,800       TAUBMAN CENTERS, INC ...............       6,238,000
 14,414,625       TIAN AN CHINA INVESTMENTS CO LTD ...       1,789,659
    915,700     o TOLL BROTHERS, INC .................      21,061,100
        637     o TRIZEC CORP LTD WTS 7/25/99 ........             663
      1,500       UNIBAIL S.A. .......................         155,198
  5,000,000       UNITED OVERSEAS LAND LTD ...........       9,508,665
    228,196       VALLEHERMOSO S.A. ..................       4,241,699
     25,400       WASHINGTON REAL ESTATE
                   INVESTMENT TRUST ..................         403,225
    752,200       WEINGARTEN REALTY INVESTORS, INC ...      28,583,600
     15,400       WELLSFORD RESIDENTIAL
                   PROPERTY TRUST ....................         354,200
  1,448,323       WESTFIELD TRUST (UNITS) ............       2,607,326
     62,340     o WESTFIELD TRUST (UNITS) NEW ........         107,802
    878,200       WHARF HOLDINGS LTD .................       2,924,600
                                                           -----------
                                                           716,011,834
                                                           -----------

                 PUBLISHING-NEWSPAPER-0.52%
     19,655       AGENCE HAVAS .......................       1,561,387
    510,000     o AUSTRALIAN PROVINCIAL
                   NEWSPAPER HOLDINGS ................         815,686
    662,600       BELO (A.H.) CORP SERIES A ..........      23,025,350
    180,400       BELO (A.H.) CORP SERIES B ..........       6,268,900
    210,900       CENTRAL NEWSPAPERS, INC
                   (CLASS A) .........................       6,616,987

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 PUBLISHING-NEWSPAPER-(Continued)

    473,789     o COX COMMUNICATIONS, INC
                   (CLASS A) NEW .....................     $ 9,238,885
     57,600       DOW JONES & CO, INC ................       2,296,800
    419,700       DOW JONES & CO, INC (CLASS B) ......      16,735,537
      7,970       EDIPRESSE S.A. (BR) ................       2,147,127
  1,371,200       GANNETT CO, INC ....................      84,157,400
     70,000       GTC TRANSCONTINENTAL
                   GROUP LTD (CLASS A) ...............         551,726
    435,900       KNIGHT-RIDDER, INC .................      27,243,750
    441,900       MEDIA GENERAL, INC (CLASS A) .......      13,422,712
    922,216       NEW YORK TIMES CO (CLASS A) ........      27,320,649
  5,266,848       NEWS CORP LTD ......................      28,131,299
    152,400       NEWS CORP LTD ADR (LTD-VTG) ........       2,933,700
    600,000       ORIENTAL PRESS GROUP LTD ...........         182,353
    725,600       PEARSON PLC ........................       7,029,775
     72,300       RURAL PRESS LTD ....................         212,446
    137,280       SINGAPORE PRESS HOLDINGS (FR) ......       2,426,300
     98,459       TIMES MIRROR CO (SERIES A) NEW .....       3,335,298
    762,159       TIMES MIRROR CO (SERIES C) NEW .....      25,818,136
    724,600       TRIBUNE CO NEW .....................      44,291,175
    249,000     o VALASSIS COMMUNICATIONS, INC .......       4,357,500
     60,400       WASHINGTON POST CO (CLASS B) .......      17,032,800
    312,850       WILSON & HORTON LTD ................       1,871,553
                                                           -----------
                                                           359,025,231
                                                           -----------

                 PUBLISHING-OTHER-0.95%
     37,500     o AMERICAN BUSINESS INFORMATION, INC .         726,562
    652,300       AMERICAN GREETINGS CORP (CLASS A) ..      18,019,787
    369,500       BOWNE & CO, INC ....................       7,390,000
    280,800       CCH, INC (CLASS A) .................      15,514,200
    100,100       CCH, INC (CLASS B) (NON-VTG) .......       5,518,012
    988,964       DAI NIPPON PRINTING CO LTD .........      16,777,279
     92,233       DE LA RUE CO PLC ...................         932,238
  1,141,900       DONNELLEY (R.R.) & SONS CO .........      44,962,312
  1,650,839       DUN & BRADSTREET CORP ..............     106,891,825
  2,048,500       ELSEVIER UTIGEVERSMIJ NV ...........      27,345,686
     53,267       FILIPACCHI MEDIAS ..................       8,539,272
      5,714     o FILIPACCHI MEDIAS WTS 9/30/96 ......          69,519
     41,700     o GAKKEN CO LTD ......................         274,883
     80,000       GRUPO ANAYA S.A. ...................       1,754,110
    382,108       HARCOURT GENERAL, INC ..............      16,000,772
    183,500       HOUGHTON MIFFLIN CO ................       7,890,500
    624,200       LEE ENTERPRISES, INC ...............      14,356,600
     14,400       LEE ENTERPRISES, INC (CLASS B) .....         331,200
     94,800     o MARVEL ENTERTAINMENT GROUP, INC ....       1,232,400
    551,400       MCGRAW HILL COS, INC ...............      48,040,725
    116,500       MEREDITH CORP ......................       4,878,437
    164,600       MEREDITH CORP (CLASS B) ............       6,892,625
    185,000       MONDADORI (ARNOLDO) EDITORE S.P.A. .       1,603,728
    191,550       PLENUM PUBLISHING CORP .............       7,470,450
    375,900       READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VTG) ...............      19,264,875
  1,425,110       REED INTERNATIONAL PLC .............      21,727,985
    241,000     o SCHOLASTIC CORP ....................      18,737,750
    350,000       SOUTH CHINA MORNING POST ...........         213,877
     31,000       SOUTHAM, INC .......................         329,569
    143,750       THOMAS NELSON, INC .................       1,868,750
    928,100       THOMSON CORP .......................      12,929,034
  4,439,469       TIME WARNER, INC ...................     168,144,888
  2,307,800       TOPPAN PRINTING CO .................      30,425,665
     42,800       VERENIGDE NEDERLANDSE
                   UITGEVERSBED ......................       5,881,625
    177,800     o WESTERN PUBLISHING GROUP, INC ......       1,400,175
    141,276       WOLTERS KLUWER NV ..................      13,377,632
                                                           -----------
                                                           657,714,947
                                                           -----------

                 RAILROAD-0.96%
    971,128       BURLINGTON NORTHERN
                   SANTA FE CORP .....................      75,747,984
    374,700       CANADIAN PACIFIC LTD ...............       6,833,835
    210,300       CANADIAN PACIFIC LTD (U.S.) ........       3,811,687
    717,100       CONRAIL, INC .......................      50,197,000
  3,846,322       CSX CORP ...........................     175,488,441
      1,000       EAST JAPAN RAILWAY .................       4,866,388
     76,600       FLORIDA EAST COAST INDUSTRIES, INC .       5,227,950
    367,377     o HANKYU CORP ........................       2,012,164
    212,700       ILLINOIS CENTRAL CORP SERIES A .....       8,162,362
    649,700       KANSAS CITY SOUTHERN
                   INDUSTRIES, INC ...................      29,723,775
    211,200       KEIHIN ELECTRIC EXPRESS RAILWAY ....       1,267,323
        650       KEIO TEITO ELECTRIC RAILWAY CO LTD .           3,786
    650,729       KINKI NIPPON RAILWAY CO LTD ........       4,920,370
    336,861       NAGOYA RAILROAD CO LTD .............       1,698,075
    168,000       NANKAI ELECTRIC RAILWAY CO .........       1,140,014
  2,189,160       NIPPON EXPRESS CO LTD ..............      21,094,386
  1,355,912       NORFOLK SOUTHERN CORP ..............     107,625,515
    303,280       ODAKYU ELECTRIC RAILWAY CO LTD .....       2,072,697
    185,400       SAGAMI RAILWAY CO ..................         803,378
    567,900     o SOUTHERN PACIFIC RAIL CORP .........      13,629,600
    366,209       TOBU RAILWAY CO LTD ................       2,293,319
    677,149       TOKYU CORP .........................       4,785,361
  1,889,165       UNION PACIFIC CORP .................     124,684,890
     30,000     o UNION SWITCH & SIGNAL, INC .........         195,000
    271,600     o WISCONSIN CENTRAL TRANSIT CORP .....      17,857,700
                                                           -----------
                                                           666,143,000
                                                           -----------


                 RESTAURANTS & HOTELS-0.98%
     10,032       ACCOR S.A. .........................       1,300,538
    378,000       APPLE SOUTH, INC ...................       8,127,000
    270,350       APPLEBEES INTERNATIONAL, INC .......       6,150,462
    810,900     o AZTAR CORP .........................       6,487,200
    428,282       BOB EVANS FARMS, INC ...............       8,137,358
    440,500     o BOSTON CHICKEN, INC ................      14,151,062
    809,200     o BUFFETS, INC .......................      11,126,500
    291,672       CKE RESTAURANTS, INC ...............       4,666,752
      2,629     o CLUB MEDITERRANEE S.A. .............         210,190
    398,625       CRACKER BARREL OLD COUNTRY
                   STORE, INC ........................       6,876,281
  1,790,100       DARDEN RESTAURANTS, INC ............      21,257,437
     19,700     o DAVE & BUSTERS, INC ................         238,862
    170,177       FRISCHS RESTAURANTS, INC ...........       1,531,593
     51,995       FUJITA KANKO, INC ..................       1,149,210
     62,590       GENKI SUSHI CO .....................       1,516,868
    162,000       HARBOUR CENTRE DEVELOPMENT LTD .....         187,514
    449,300     o HFS INC ............................      36,730,275
    312,600       HILTON HOTELS CORP .................      19,224,900
    313,000       HONG KONG & SHANGHAI HOTELS LTD ....         453,375
  1,131,900     o HOST MARRIOTT CORP .................      14,997,675
     31,000       KERSAF INVESTMENT LTD ..............         391,167
    754,900       LA QUINTA INNS, INC ................      20,665,387
    163,900     o LONE STAR STEAKHOUSE SALOON, INC ...       6,289,662
    421,650       LUBYS CAFETERIA, INC ...............       9,381,712
  1,166,500       MARRIOTT INTERNATIONAL, INC ........      44,618,625
  6,610,500       MCDONALDS CORP .....................     298,298,812
    200,000       MIRAMAR HOTEL & INVESTMENT CO LTD ..         421,612
    295,472       MORRISON RESTAURANTS, INC ..........       4,136,608
         34       MOS FOOD SERVICES, INC .............             870
    322,700     o NPC INTERNATIONAL INC ..............       2,339,575
     16,000     o OUTBACK STEAKHOUSE, INC ............         574,000
     50,000       OVERSEAS UNION ENTERPRISES LTD .....         252,739

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 RESTAURANTS & HOTELS-(Continued)

     20,000     o OVERSEAS UNION ENTERPRISES LTD
                   WTS 7/20/98 .......................     $    36,762
    657,064     + PICCADILLY CAFETERIAS, INC .........       6,242,108
    352,550     o PROMUS HOTEL CORP ..................       7,844,237
      7,000       QUICK RESTAURANTS S.A. .............         655,285
  1,971,000       RESORTS WORLD BERHAD ...............      10,557,546
    262,900     o RIO HOTEL & CASINO, INC ............       3,121,937
    607,650     o RYANS FAMILY STEAK HOUSES, INC .....       4,253,550
    178,175       SBARRO, INC ........................       3,830,762
      2,703       SHANGRI-LA HOTELS BERHAD ...........           2,629
    316,750     o SHONEYS, INC .......................       3,246,687
    243,800     o SHOWBIZ PIZZA TIME, INC NEW ........       2,956,075
     42,100       SKYLARK CO LTD .....................         775,423
      1,333       SODEXHO S.A. .......................         392,499
    229,750     o SONIC CORP .........................       4,365,250
    185,000       SUN INTERNATIONAL SOUTH AFRICA .....         304,485
  1,570,100       SYSCO CORP .........................      51,028,250
  1,107,000    +o TPI ENTERPRISES, INC ...............       3,459,375
    319,100     o VICORP RESTAURANTS, INC ............       3,111,225
  1,010,869       WENDYS INTERNATIONAL, INC ..........      21,480,966
                                                           -----------
                                                           679,556,872
                                                           -----------

                 RETAIL-FOOD-0.67%
    175,688       AHOLD NV ...........................       7,178,314
  1,746,400       ALBERTSONS, INC ....................      57,412,900
  1,327,016       AMERICAN STORES CO, NEW ............      35,497,678
  2,127,447       ARGYLL GROUP PLC ...................      11,230,452
  2,600,000     o ASDA GROUP PLC .....................       4,460,619
     10,878     o BRUNOS, INC ........................         114,219
     61,168       CARREFOUR SUPERMARKETS .............      37,159,813
     16,256       CASINO GUICH-PERRACHON .............         474,334
     30,000       CENTROS COMERCIALES
                   CONTINENTE S.A. ...................         677,574
    109,000       CENTROS COMERCIALES PRYCA S.A. .....       2,286,649
      2,350       COLRUYT S.A. .......................         645,991
    151,500       DELCHAMPS, INC .....................       3,086,812
     60,750       DELHAIZE FRERES NV .................       2,530,738
      2,300       DOCKS DE FRANCE, SA ................         349,902
    229,097       FLEMING COS, INC ...................       4,725,125
  1,099,050       FOOD LION, INC (CLASS A) ...........       6,285,192
  1,599,350       FOOD LION, INC (CLASS B) ...........       9,096,303
    485,900       GIANT FOOD, INC (CLASS A) ..........      15,305,850
    216,500       GREAT ATLANTIC & PACIFIC TEA CO,
                   INC................................       4,979,500
    512,900       HANNAFORD BROTHERS, INC ............      12,630,162
    988,504     o KROGER CO ..........................      37,068,900
      5,000       MARUETSU, INC ......................          40,714
    234,700       NASH-FINCH CO ......................       4,283,275
     95,700       OSHAWA GROUP LTD (CLASS A) .........       1,683,995
     38,800       PRIMISTERES REYNOIRD S.A. ..........       2,657,805
      9,300       PROMODES S.A. ......................       2,188,793
     18,574     o PROVIGO, INC .......................         112,351
    130,926       QUALITY FOOD CENTERS, INC ..........       2,880,372
    822,800       RUDDICK CORP .......................       9,462,200
    305,937       RYKOFF-SEXTON, INC .................       5,353,897
    983,200     o SAFEWAY, INC NEW ...................      50,634,800
  3,365,021       SAINSBURY (J) PLC ..................      20,532,409
     62,600       SCOTTS HOSPITALITY, INC ............         355,708
        904       SEIYO FOOD SYSTEMS .................           8,167
    459,524       SIZZLER INTERNATIONAL, INC .........       1,952,977
  1,333,000     o SOUTHLAND CORP .....................       4,415,562
    213,300     o STARBUCKS CORP .....................       4,479,300
    502,700     o STOP & SHOP COS, INC NEW ...........      11,624,937
    526,100       SUPER FOOD SERVICES, INC ...........       6,839,300
    733,700       SUPERVALU, INC .....................      23,111,550
  4,041,260       TESCO PLC ..........................      18,635,147
    355,200     o VONS COS, INC ......................      10,034,400
    156,500       WEIS MARKETS, INC ..................       4,421,125
    612,132       WINN DIXIE STORES, INC .............      22,572,367
                                                           -----------
                                                           461,478,178
                                                           -----------

                 RETAIL-GENERAL MERCHANDISE-3.55%
    388,500     o 50-OFF STORES, INC .................         364,218
     70,000     o ADIDAS AG ..........................       3,712,012
     29,000       AOYAMA TRADING CO LTD ..............         927,715
  1,386,000     o APPLIED INTERNATIONAL HOLDINGS LTD .         127,267
    277,200     o APPLIED INTERNATIONAL HOLDINGS LTD
                   WTS 12/30/99 ......................          14,340
    201,900     o APS HOLDING CORP ...................       4,542,750
    767,010       ARGOS PLC ..........................       7,097,523
    157,000     o ASICS CORP .........................         480,938
      5,749       ASKO DEUTSCHE KAUFHAUS AG. .........       3,012,473
  1,381,100     o AUTOZONE, INC ......................      39,879,262
     14,000     o BABY SUPERSTORE, INC ...............         798,000
    207,200     o BARNES & NOBLE, INC ................       6,008,800
      1,650       BAZAR DE LHOTEL DE VILLE ...........         125,845
     50,533     o BEN FRANKLIN RETAIL STORES, INC ....         138,965
    410,400     o BEST BUY, INC ......................       6,669,000
        930       BEST DENKI CO LTD ..................          13,793
    390,200       BIG B, INC .........................       3,902,000
    108,300       BLAIR CORP .........................       3,424,987
    652,012     o BOMBAY, INC ........................       4,156,576
  1,719,800       BOOTS CO LTD .......................      15,647,146
    213,800     o BORDERS GROUP, INC .................       3,955,300
    188,800       BROWN GROUP, INC ...................       2,690,400
    373,987     o BURLINGTON COAT FACTORY
                   WAREHOUSE CORP ....................       3,833,366
  2,639,615       BURTON GROUP .......................       5,512,168
    229,500    xo CALDOR CORP ........................         745,875
    218,000       CANADIAN TIRE, INC (CLASS A) .......       2,377,558
    550,000     o CARPETRIGHT PLC ....................       3,620,663
    132,547     o CARSON PIRIE SCOTT & CO ............       2,634,371
    923,800       CASEYS GENERAL STORES, INC .........      20,208,125
     44,998       CASTORAMA-DUBOIS INVESTISSEMENTS ...       7,379,283
    696,700       CHARMING SHOPPES, INC ..............       2,003,012
         40       CHIYODA CO .........................             930
  1,600,000     o CIFRA S.A. DE CV SERIES B ..........       1,665,413
    434,000     o CIFRA S.A. DE CV SERIES C ..........         439,351
  1,796,700       CIRCUIT CITY STORES, INC ...........      49,633,837
    287,800       CLAIRES STORES, INC ................       5,072,475
     48,275       CLAIRES STORES, INC (CLASS A) ......         850,846
    540,000    xo CLOTHESTIME, INC ...................         337,500
  2,821,223       COLES MYER LTD .....................       8,793,585
        968       COMPTOIRS MODERNES .................         314,716
    477,900     o CONSOLIDATED STORES CORP ...........      10,394,325
    575,000     o CONTROLADORA COMERCIAL
                   MEXICANA S.A. SERIES B ............         380,597
     45,000       CORTEFIEL S.A. .....................       1,179,573
  1,662,385     o CUC INTERNATIONAL, INC .............      56,728,888
     23,200     o CYRK, INC ..........................         226,200
  1,141,550       DAIEI, INC .........................      13,832,732
    501,500       DAIICHI CORP .......................      11,862,160
    112,380       DAIMARU, INC .......................         871,529
     24,600       DART GROUP CORP (CLASS A) ..........       2,300,100
    582,815       DAYTON HUDSON CORP .................      43,711,125
     35,000     o DE RIGO SPA ADR 144A ...............         796,250
    220,500       DEB SHOPS, INC .....................         757,968
  6,731,000       DICKSON CONCEPTS LTD ...............       6,267,697
  1,141,900       DILLARD DEPARTMENT STORES
                   (CLASS A) .........................      32,544,150
  1,510,431       DIXONS GROUP PLC ...................      10,459,124
    535,485       DOLLAR GENERAL CORP ................      11,111,313
     12,000       DOUGLAS HOLDINGS AG. ...............         424,230
    432,200     o DRESS BARN, INC ....................       4,267,975

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 RETAIL-GENERAL MERCHANDISE
                  -(Continued)

    162,300       DUTY FREE INTERNATIONAL, INC .......     $ 2,596,800
        114     o DYLEX LTD ..........................             146
         38     o DYLEX LTD WTS 5/31/98 ..............               8
    348,700     o ECKERD CORP ........................      15,560,737
     98,500     x EDISON BROTHERS STORES, INC ........         184,687
    238,000     o EGGHEAD, INC .......................       1,532,125
     56,700     o ETHAN ALLEN INTERIORS, INC .........       1,155,262
    221,300     o FABRI-CENTERS OF AMERICA (CLASS A) .       2,932,225
    245,800     o FABRI-CENTERS OF AMERICA (CLASS B) .       2,642,350
    358,900       FAMILY DOLLAR STORES, INC ..........       4,934,875
    611,777       FAYS, INC ..........................       4,588,327
  1,011,849     o FEDERATED DEPARTMENT STORES, INC ...      27,825,847
    692,200       FINGERHUT COS, INC .................       9,604,275
     60,009       FOSCHINI LTD .......................         469,142
  1,026,800       GAP, INC ...........................      43,125,600
    585,000       GEORGETOWN HOLDINGS BERHAD .........         861,717
 11,830,000       GIORDANO HOLDINGS LTD ..............      10,097,749
 16,606,000     o GOLDLION HOLDINGS CO LTD ...........      12,134,151
    518,500     o GOOD GUYS, INC .....................       4,666,500
    278,300     o GOTTSCHALKS, INC ...................       1,461,075
     30,000       GRAND OPTICAL-PHOTOSERVICE .........       2,932,214
  1,898,400       GREAT UNIVERSAL STORES PLC .........      20,190,072
    107,000     o GUCCI GROUP ADR ....................       4,159,625
    295,500     o GYMBOREE CORP ......................       6,094,687
    560,000       HALLENSTEIN GLASSON HOLDINGS .......       1,113,029
    270,678       HANCOCK FABRICS, INC ...............       2,436,102
    191,275       HANDLEMAN CO .......................       1,099,831
     75,700       HANKYU DEPARTMENT STORES, INC ......       1,122,768
    257,975     o HANOVER DIRECT, INC ................         403,085
    220,715       HECHINGER CO (CLASS A) .............         965,628
    166,225       HECHINGER CO (CLASS B) .............         810,346
    451,987       HEILIG MEYERS CO ...................       8,305,261
     78,700       HENNES & MAURITZ AB SERIES B .......       4,393,736
  4,433,233       HOME DEPOT, INC ....................     212,241,029
    475,300     o HOME SHOPPING NETWORK, INC .........       4,277,700
    251,400    xo HOUSE OF FABRICS, INC ..............          94,275
    284,900       INTELLIGENT ELECTRONICS, INC .......       1,709,400
        800     o INTERCO, INC NEW ...................           7,200
     94,000       ISETAN .............................       1,549,101
    145,671       ISHIGURO HOMA CORP .................       2,584,206
    749,248       ITO-YOKADO CO LTD ..................      46,194,016
     96,050       JACOBSON STORES, INC ...............         864,450
 12,500,000       JOYCE BOUTIQUE HOLDINGS ............       2,909,902
    357,350       JUSCO CO LTD .......................       9,318,565
  3,648,500       K MART CORP ........................      26,451,625
     14,600       KARSTADT AG. .......................       5,967,306
     11,000       KAUFHOF HOLDING AG. ................       3,358,487
     37,000       KESKO ..............................         460,987
  1,226,685       KINGFISHER PLC .....................      10,322,667
    319,900     o KOHLS CORP .........................      16,794,750
    205,100     o LANDS END, INC .....................       2,794,487
    289,000       LAOX CO LTD ........................       5,827,257
    143,200     o LECHTERS, INC ......................         921,850
  2,470,500       LIMITED, INC .......................      42,924,937
     30,000       LOBLAW COS LTD .....................         679,119
    238,321       LONGS DRUG STORES CORP .............      11,409,617
  1,284,600       LOWES COS, INC .....................      43,034,100
    190,490     o LURIA (L.) & SON, INC ..............         976,261
    240,800     o MAC FRUGALS BARGAINS
                   CLOSE-OUT, INC ....................       3,371,200
  4,976,400       MARKS & SPENCER PLC ................      34,768,613
    221,853       MARUI CO LTD .......................       4,623,882
    235,000     o MATSUZAKAYA ........................       2,984,297
  2,201,070       MAY DEPARTMENT STORES CO ...........      92,995,207
  1,030,500       MELVILLE CORP ......................      31,687,875
     75,600     o MENS WAREHOUSE, INC ................       1,946,700
    200,000       MERCANTILE STORES CO, INC ..........       9,250,000
      1,637       MERKUR HOLDINGS AG. (REGD) .........         359,920
    140,200     o MEYER (FRED), INC ..................       3,154,500
    129,200     o MICHAELS STORES, INC ...............       1,776,500
     20,900     o MICROAGE, INC ......................         169,812
    479,900       MITSUKOSHI LTD .....................       4,512,586
     12,000       MIZUNO CORP ........................         104,113
     11,900     o MOVIE GALLERY, INC .................         362,950
    166,992       MR MAX CORP ........................       3,221,452
    506,000     o MUSICLAND STORES CORP ..............       2,150,500
    274,249       NEIMAN-MARCUS GROUP, INC ...........       6,444,851
  1,384,600       NEXT PLC ...........................       9,802,768
    113,400       NICHII CO LTD ......................       1,506,040
      5,060       NISSEN CO LTD ......................         118,704
  2,109,000       NORDSTROM, INC .....................      85,414,500
    158,700     o OFFICEMAX, INC .....................       3,550,912
    209,390       OPSM PROTECTOR LTD .................         327,106
 37,844,000       PACIFIC CONCORD HOLDINGS ...........       5,628,475
  1,822,900       PENNEY, (J.C.) CO, INC .............      86,815,612
    580,700       PEP BOYS-MANNY, MOE & JACK .........      14,880,437
     43,900       PEPKOR LTD .........................         273,961
    180,500     o PETRIE STORES CORP .................         496,375
    350,250     o PETSMART, INC ......................      10,857,750
     38,000       PICKN PAY STORES LTD ...............         152,187
    585,961       PIER 1 IMPORTS, INC ................       6,665,306
     11,038       PINAULT PRINTEMPS REDOUTE ..........       2,205,116
     96,000       PLAYMATES TOYS HOLDINGS LTD ........          19,120
     76,000       POLYGRAM NV ........................       4,039,171
  1,737,335     o PRICE/COSTCO, INC ..................      26,494,358
    889,100     o REVCO (D.S.), INC NEW ..............      25,117,075
    240,884     o REX STORES CORP ....................       4,275,691
    740,958       RITE AID CORP ......................      25,377,811
     24,000       ROBINSON & CO LTD ..................         100,106
    400,000       ROSS STORES, INC ...................       7,650,000
  1,582,300       ROUSE CO ...........................      32,239,362
      2,400       ROYAL CO LTD .......................          39,086
     42,650       RUSS BERRIE & CO, INC ..............         538,456
  2,861,100       SEARS PLC ..........................       4,619,829
  2,984,300       SEARS ROEBUCK & CO .................     116,387,700
     92,430       SEIYU LTD ..........................       1,146,901
     81,500       SENSHUKAI CO LTD ...................       1,335,203
    569,112     o SERVICE MERCHANDISE, INC ...........       2,845,560
    677,486       SEVEN-ELEVEN JAPAN CO LTD ..........      47,811,758
  5,084,560       SHANGHAI FRIENDSHIP & OVERSEAS
                   CHINESE CO LTD SERIES B ...........       2,521,941
     20,000       SHIMACHU CO ........................         641,742
    101,500       SHIMAMAURA CO LTD ..................       3,925,924
    503,700       SOTHEBYS HOLDINGS, INC (CLASS A) ...       7,177,725
    887,912     o STAPLES, INC .......................      21,642,855
    211,000     o STEIN MART, INC ....................       2,321,000
  1,930,000       STOREHOUSE PLC .....................       9,948,439
    146,735       STRAWBRIDGE & CLOTHIER (CLASS A) ...       3,521,640
    489,600       STRIDE RITE CORP ...................       3,672,000
    585,000     o SUNGLASS HUT INTERNATIONAL, INC ....      13,893,750
    249,400     o SYMS CORP ..........................       1,870,500
  1,159,000       TAKASHIMAYA CO LTD .................      18,538,320
     24,500       TALBOTS, INC .......................         704,375
    703,401       TANDY CORP .........................      29,191,141
     62,700       TIFFANY & CO NEW ...................       3,158,512
     32,600     o TIMBERLAND CO ......................         647,925
    809,280       TJX COS, INC NEW ...................      15,275,160
    375,900     o TOPPS, INC .........................       1,926,487
  2,627,750     o TOYS R US, INC .....................      57,153,562
    126,000     o TRANS WORLD ENTERTAINMENT CORP .....         252,000

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 RETAIL-GENERAL MERCHANDISE
                  -(Continued)

    300,000       UNY CO LTD .........................     $ 5,641,908
    161,626       VENTURE STORES, INC ................         545,487
    397,550     o WABAN, INC .........................       7,454,062
 15,123,376       WAL-MART STORES, INC ...............     338,385,538
  2,270,800       WALGREEN CO ........................      67,840,150
    515,275     o WILLIAMS-SONOMA, INC ...............       9,532,587
     39,769       WOOLTRU LTD ........................         220,908
     69,385       WOOLTRU LTD (CL.N) NON RST.V .......         380,661
  1,025,500       WOOLWORTH CORP .....................      13,331,500
    100,400       XEBIO CO LTD .......................       3,552,463
     87,000     o ZALE CORP ..........................       1,402,875
                                                         -------------
                                                         2,464,192,127
                                                         -------------

                 TEXTILE & APPAREL-0.46%
     92,855     o ALGODONERA DE SAN ANTINIO S.A. .....         587,830
    130,400       ANGELICA CORP ......................       2,673,200
    157,800     o ANN TAYLOR STORES CORP .............       1,617,450
        200       ATSUGI NYLON CO ....................             924
    245,000       BENETTON GROUP S.P.A. ..............       2,915,671
    466,500       CATO CORP (CLASS A) NEW ............       3,615,375
     23,130       CHARGEURS S.A. .....................       4,644,443
    532,800       CML GROUP, INC .....................       2,730,600
    289,800       COATS VIYELLA PLC ..................         787,401
    107,900     o CONE MILLS CORP ....................       1,213,875
     42,000       COURTAULDS TEXTILES PLC ............         232,144
     90,674       DAWSON INTERNATIONAL PLC ...........         152,042
     43,700       DOMINION TEXTILES, INC .............         216,273
         17       ESCADA AG. (STAMM) .................           3,088
    109,500       FAB INDUSTRIES, INC ................       3,490,312
    122,100     o FIELDCREST CANNON, INC .............       2,029,912
    523,400     o FRUIT OF THE LOOM, INC (CLASS A) ...      12,757,875
    315,200       G & K SERVICES, INC (CLASS A) ......       8,037,600
    120,900     o GENESCO, INC .......................         423,150
    272,705       GUILFORD MILLS, INC ................       5,556,364
    277,200     o HARTMARX CORP ......................       1,212,750
  1,420,000     o INNER MONGOLIA ERDOS
                   CASHMERE CO, LTD ..................         531,080
    144,300     o JUST FOR FEET INC ..................       5,158,725
    202,420     o KANEBO LTD .........................         502,338
    587,850       KELLWOOD CO ........................      11,977,443
    172,000     o KOHAP LTD ..........................       2,239,250
    111,000       KURABO INDUSTRIES LTD ..............         425,033
    132,250       KURARAY CO LTD .....................       1,448,695
    756,300       LIZ CLAIBORNE, INC .................      20,987,325
    222,000       MARZOTTO & FIGLI S.P.A. ............       1,327,271
    120,750     o NAUTICA ENTERPRISES, INC ...........       5,282,812
    608,300       NIKE, INC (CLASS B) ................      42,352,887
    401,200     o NINE WEST GROUP, INC ...............      15,045,000
     93,000       NISSHINBO INDUSTRY, INC ............         901,542
    562,000       ONWARD KASHIYMA CO LTD .............       9,152,687
    141,500       OSHKOSH B GOSH, INC (CLASS A) ......       2,476,250
    161,600       OXFORD INDUSTRIES, INC .............       2,706,800
     40,400     o PARAGON TRADE BRANDS, INC ..........         944,350
    536,588       PHILLIPS-VAN HEUSEN CORP ...........       5,298,806
  1,000,000       PT INDO RAMA SYNTHETICS (FR) .......       3,616,175
    809,300       REEBOK INTERNATIONAL LTD ...........      22,862,725
    114,228     o RENOWN, INC ........................         397,530
    455,300       RUSSELL CORP .......................      12,634,575
        888       SALAMANDER AG. .....................         139,593
    282,000     o SANRIO CO LTD ......................       3,253,112
    259,900       SPRING INDUSTRIES, INC .............      10,753,362
      6,000     o ST. JOHN KNITS, INC ................         318,750
    411,000       TEIJIN LTD .........................       2,103,675
    337,600       TOKYO STYLE CO LTD .................       5,792,669
  1,676,000       TORAY INDUSTRIES, INC ..............      11,048,057
    892,000       TOYOBO CO LTD ......................       3,208,054
    109,900     o TULTEX CORP ........................         453,337
    714,325       UNIFI, INC .........................      15,804,440
    200,000     o UNITIKA LTD ........................         608,783
    523,800       VF CORP ............................      27,630,450
    186,000     o WESTPOINT STEVENS, INC .............       3,731,625
    400,950       WOLVERINE WORLD WIDE, INC ..........      12,629,925
    150,000       ZUCCHI S.P.A. ......................         756,000
                                                           -----------
                                                           321,399,410
                                                           -----------

                 TOBACCO-1.82%
  1,621,600       AMERICAN BRANDS, INC ...............      72,363,900
  5,683,797       B.A.T. INDUSTRIES LTD ..............      50,079,963
    744,150       DIMON, INC .........................      13,115,643
    287,800     o EMPRESAS LA MODERNA A NPV ..........       1,109,366
    500,000     o HM SAMPOERNA .......................       5,200,300
    314,000       IMASCO LTD .........................       6,100,890
     35,328       NOBLEZA-PICCARDO S.A. (CLASS B) ....         134,259
 10,345,800       PHILIP MORRIS COS, INC .............     936,294,900
  5,733,000       R.J. REYNOLDS BERHAD ...............      13,209,162
     54,700       REMBRANDT GROUP LTD ................         525,168
  2,477,946       RJR NABISCO HOLDINGS CORP ..........      76,506,582
    171,620       ROTHMANS HOLDINGS LTD ..............         702,174
    117,000       ROTHMANS OF PALL MALL BERHAD .......         963,096
    244,890     o SCHWEITZER-MAUDUIT
                   INTERNATIONAL, INC ................       5,663,081
     79,478       SOUZA CRUZ S.A. ....................         448,086
    241,520     o STANDARD COMMERCIAL CORP ...........       2,385,010
     15,000       TABACALERA S.A. SERIES A (REGD) ....         568,767
    400,000       UNIVERSAL CORP .....................       9,750,000
  1,941,100       UST, INC ...........................      64,784,212
                                                         -------------
                                                         1,259,904,559
                                                         -------------

                 TRADING COMPANIES-0.21%
     65,000       INCHCAPE BERHAD ....................         208,625
  7,123,350       ITOCHU CORP ........................      47,992,359
    685,540       IWATANI & CO LTD ...................       3,655,093
  3,407,950       MARUBENI CORP ......................      18,467,497
  2,753,000       MITSUBISHI CORP ....................      33,893,229
  3,569,664       MITSUI & CO LTD ....................      31,351,516
        800       RYOSAN CO LTD ......................          22,024
    330,195       STELUX HOLDINGS INTERNATIONAL LTD ..          84,553
    641,310       SUMITOMO CORP ......................       6,527,702
        968       TACHIBANA SHOKAI LTD ...............           9,852
                                                           -----------
                                                           142,212,450
                                                           -----------

                 TRUCKERS & SHIPPING-0.31%
        320       ACTINOR SHIPPING AS ................           7,546
      6,000       AISIN SEIKI CO LTD .................          79,103
    490,800     o AMERICAN FREIGHTWAYS CORP ..........       5,092,050
    584,006       AMERICAN PRESIDENT COS LTD .........      13,432,138
    692,500       ARNOLD INDUSTRIES, INC .............      12,032,187
     72,400       BERGESEN AS SERIES A ...............       1,443,847
    691,652       BRAMBLES INDUSTRIES LTD ............       7,717,798
        306       DAMPSKIBSSELSKABET AF 1912
                   (CLASS B) .........................       5,852,751
        331       DAMPSKIBSSELSKABET SVENDBORG
                   (CLASS B) .........................       9,138,022
    595,000     o DUAL INVESTMENT (NON-VTG) SERIES B .       4,331,986
    329,087     o HEARTLAND EXPRESS, INC .............       6,499,468
    348,650       HUNT (J.B.) TRANSPORT SERVICES, INC        5,839,887
     45,000       JURONG SHIPYARD LTD ................         346,765
    169,000       KAMIGUMI CO LTD ....................       1,623,541
  1,124,000     o KAWASAKI KISEN KAISHA LTD ..........       3,573,906
      9,000       KON NEDLLOYD NV ....................         204,353
      6,000       LAIDLAW, INC (CLASS A) .............          61,038
    340,000       LAIDLAW, INC (CLASS B) .............       3,427,672
    393,700     o LANDSTAR SYSTEM, INC ...............      10,531,475

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 TRUCKERS & SHIPPING-(Continued)

      1,000     o LAURITZEN J. HOLDINGS (CLASS B) ....     $   110,068
     85,500     o M.S. CARRIERS, INC .................       1,710,000
    476,000       MALAYSIAN INTERNATIONAL
                   SHIPPING CO (FR) ..................       1,246,711
     71,900       MITSUBISHI WAREHOUSE &
                   TRANSPORTATION CO LTD .............       1,122,167
    342,960       MITSUI ENGINEERING & SHIP
                   BUILDING CO LTD ...................         954,175
    473,080     o MITSUI OSK LINES LTD ...............       1,517,978
  1,239,000       MITSUI SOKO ........................       9,944,997
    595,000     o MOSVOLD SHIPPING LTD ...............         452,033
     17,142     o NCL HOLDINGS AS ....................          13,565
    199,000       NEPTUNE ORIENT LINES LTD ...........         223,690
    481,840       NIPPON YUSEN K.K. ..................       2,797,903
     64,720       OCEAN GROUP PLC ....................         389,878
  1,199,200     o OMI, INC ...........................       7,794,800
    446,360       OVERSEAS SHIPHOLDING GROUP, INC ....       8,480,840
    641,000       PARK MAY BERHAD ....................       1,312,800
    244,512       PENINSULAR & ORIENTAL STEAM
                   NAVIGATION CO .....................       1,807,035
    233,500       ROADWAY SERVICES, INC ..............      11,412,312
    729,352       RYDER SYSTEMS, INC .................      18,051,462
    122,000       SAFMARINE & RENNIES HOLDINGS LTD ...         443,423
  1,005,000       SEINO TRANSPORTATION CO LTD ........      16,854,473
    249,000       SENKO CO LTD .......................       1,530,353
        300       SHURGARD STORAGE CENTERS, INC ......           8,100
     37,254       SOCIETE ANOMYNE DE GERANCE
                   & D'ARMENENT ......................       1,272,143
    273,200     o SWIFT TRANSPORTATION CO, INC .......       4,166,300
  1,440,000     o TNT FINANCE LTD ....................       1,906,764
     61,700       TRANSPORTATION DEVELOPMENT
                   GROUP PLC .........................         179,137
     79,824       TRENCOR LTD ........................         416,035
    511,100       WERNER ENTERPRISES, INC ............      10,349,775
      9,500       XTRA CORP ..........................         403,750
  1,107,306       YAMATO TRANSPORT CO LTD ............      13,203,095
    236,900       YELLOW CORP ........................       2,931,637
                                                           -----------
                                                           214,242,932
                                                           -----------

                 UTILITIES-ELECTRIC-4.06%
    761,800       ALLEGHENY POWER ....................      21,806,525
  1,547,597       AMERICAN ELECTRIC
                   POWER CO, INC .....................      62,677,678
  1,003,600       ATLANTIC ENERGY, INC ...............      19,319,300
  1,182,524       BALTIMORE GAS & ELECTRIC CO ........      33,701,934
    395,350       BLACK HILLS CORP ...................       9,784,912
    705,186       BOSTON EDISON CO ...................      20,802,987
  1,405,436       CAROLINA POWER & LIGHT CO ..........      48,487,542
  1,759,659       CENTERIOR ENERGY CORP ..............      15,616,973
  1,892,600       CENTRAL & SOUTH WEST CORP ..........      52,756,225
     60,900       CENTRAL HUDSON GAS
                   & ELECTRIC CORP ...................       1,880,287
    448,464       CENTRAL LOUISIANA ELECTRIC, INC ....      12,052,470
    299,238       CENTRAL MAINE POWER CO .............       4,301,546
     66,000       CHILECTRA S.A. ADR .................       3,300,000
     57,200       CHILGENER S.A. ADR .................       1,430,000
    860,400       CHINA LIGHT & POWER CO LTD .........       3,961,378
  1,493,398       CINERGY CORP .......................      45,735,313
    434,909       CIPSCO, INC ........................      16,961,451
    313,842     o CITIZENS UTILITIES CO (CLASS B) ....       3,962,255
  1,925,300       CMS ENERGY CORP ....................      57,518,337
  2,292,200       CONSOLIDATED EDISON CO
                   OF NEW YORK, INC ..................      73,350,400
 22,488,075       CONSOLIDATED ELECTRIC
                   POWER ASIA LTD ....................      40,862,461
    638,600       DELMARVA POWER & LIGHT CO ..........      14,528,150
  1,458,518       DETROIT EDISON CO ..................      50,318,871
  1,417,800       DOMINION RESOURCES, INC ............      58,484,250
    629,550       DPL, INC ...........................      15,581,362
    973,193       DQE, INC ...........................      29,925,684
  1,825,100       DUKE POWER CO ......................      86,464,112
    357,240       EAST MIDLANDS ELECTRICITY PLC ......       3,699,520
    515,200       EASTERN UTILITIES ASSOCIATES .......      12,171,600
  1,049,000       EDISON .............................       4,520,350
    843,500    xo EL PASO ELECTRIC CO ................         286,790
     75,451       ELECTRABEL NV ......................      18,048,796
      2,000       ELECTRABEL NV (VVPR) ...............         475,706
 10,747,766       ELECTROBRAS S.A. ...................       2,908,090
    488,000       EMPRESA NACIONAL
                   DE ELECTRIDAD S.A. ................      27,635,152
    172,000       EMPRESA NACIONAL
                   DE ELECTRIDAD S.A. ADR ............       3,913,000
     64,000       ENERSIS S.A. ADR ...................       1,824,000
  2,135,404       ENTERGY CORP NEW ...................      62,460,567
    634,339       FLORIDA PROGRESS CORP ..............      22,439,742
  1,570,448       FPL GROUP, INC .....................      72,829,526
  1,509,600       GENERAL PUBLIC UTILITIES CORP ......      51,326,400
    382,491       HAWAIIAN ELECTRIC INDUSTRIES, INC ..      14,821,526
         25       HONG KONG ELECTRIC CO LTD ..........              81
  2,458,400       HOUSTON INDUSTRIES, INC ............      59,616,200
    250,000     o HUANENG POWER INTERNATIONAL, INC
                   SERIES N ADR ......................       3,593,750
  1,757,397       IBERDROLA 1 S.A. ...................      16,079,708
    481,200       IDAHO POWER CO .....................      14,436,000
  1,390,852       ILLINOVA CORP ......................      41,725,560
    461,000       IPALCO ENTERPRISES, INC ............      17,575,625
  1,449,914       KANSAI ELECTRIC POWER CO, INC ......      35,138,665
    587,834       KANSAS CITY POWER & LIGHT CO .......      15,357,163
    309,000     o KOREA ELECTRIC POWER CORP ..........      12,267,670
     19,000       KU ENERGY CORP .....................         570,000
    358,000       LONDON ELECTRICITY PLC .............       3,190,468
  1,034,600       LONG ISLAND LIGHTING CO ............      16,941,575
    388,600       LOUISVILLE GAS & ELECTRIC
                   ENERGY CORP .......................      16,418,350
     31,500       MIDAMERICAN ENERGY CO ..............         527,625
    405,402       MINNESOTA POWER & LIGHT CO .........      11,503,281
    460,606       MONTANA POWER CO ...................      10,421,210
    999,241     o NATIONAL GRID GROUP ................       3,095,086
  2,331,900       NATIONAL POWER PLC .................      16,274,183
    844,900       NEVADA POWER CO ....................      18,799,025
    600,243       NEW ENGLAND ELECTRIC SYSTEMS CO ....      23,784,628
    492,086       NEW YORK STATE ELECTRIC & GAS CORP .      12,732,725
  1,492,300       NIAGARA MOHAWK POWER CORP ..........      14,363,387
    644,979       NIPSCO INDUSTRIES, INC .............      24,670,446
    977,000       NORTHEAST UTILITIES CO .............      23,814,375
    176,923       NORTHERN ELECTRIC PLC ..............       1,722,310
    585,200       NORTHERN STATES POWER CO ...........      28,747,950
  1,794,792       OHIO EDISON CO .....................      42,177,612
    380,329       OKLAHOMA GAS & ELECTRIC CO .........      16,354,147
     12,000       OESTERREICHISCHE
                   ELEKTRIZITAETSWIRSCHAFTS AG. ......         722,102
  4,580,540       PACIFIC GAS & ELECTRIC CO ..........     129,972,822
  2,141,500       PACIFICORP .........................      45,506,875
  4,698,702       PAUL F LUZ S.A. ....................         227,684
  2,168,100       PECO ENERGY CO .....................      65,314,012
    957,400       PINNACLE WEST CAPITAL CORP .........      27,525,250
    750,900       PORTLAND GENERAL CORP ..............      21,869,962
    634,700       POTOMAC ELECTRIC POWER CO ..........      16,660,875
  1,045,672       PP&L RESOURCES, INC ................      26,141,800
    578,592       PUBLIC SERVICE CO OF COLORADO ......      20,467,692
  1,483,162     o PUBLIC SERVICE CO OF NEW MEXICO ....      26,140,730

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 UTILITIES-ELECTRIC-(Continued)

  2,296,046       PUBLIC SERVICE ENTERPRISE
                   GROUP, INC ........................     $70,316,408
    319,903       PUGET SOUND POWER & LIGHT CO .......       7,437,744
     53,392       RHEIN-WESTFALEN ELECTRIC AG.
                   (STAMM) ...........................      19,397,651
        700       ROCHESTER GAS & ELECTRIC CORP ......          15,837
    894,590       SAN DIEGO GAS & ELECTRIC CO ........      21,246,512
    677,900       SCANA CORP .........................      19,404,887
  5,002,310       SCE CORP ...........................      88,791,002
  1,667,800       SCOTTISH POWER PLC .................       9,580,877
    104,000       SEEBOARD PLC .......................         849,334
    560,503       SEVILLANA DE ELECTRICIDAD ..........       4,352,253
    178,544       SHUN TAK ENTERPRISES CORP LTD ......         125,845
     78,000     o SIERRA PACIFIC RESOURCES ...........       1,823,250
  5,905,962       SOUTHERN CO ........................     145,434,314
     60,000       SOUTHERN ELECTRICITY PLC ...........         842,130
    447,083       SOUTHWESTERN PUBLIC SERVICE CO .....      14,641,968
  1,843,252       TECO ENERGY, INC ...................      47,233,332
  1,200,000       TENAGA NASIONAL BERHAD .............       4,726,272
  2,300,507       TEXAS UTILITIES CO .................      94,608,350
    636,603       TOHOKU ELECTRIC POWER CO, INC ......      15,366,361
    555,574       TOKYO ELECTRIC POWER CO, INC .......      14,864,626
     17,038       TRACTEBEL NV .......................       7,178,784
     66,000       TRANSALTA CORP .....................         707,713
  2,447,470       UNICOM CORP ........................      80,154,642
    858,400       UNION ELECTRIC CO ..................      35,838,200
    100,000       UNION ELECTRICA FENOSA S.A. ........         601,739
    182,400       UNITED ILLUMINATING CO .............       6,817,200
    178,939       UTILICORP UNITED, INC ..............       5,256,333
    797,230       VEBA AG. ...........................      33,921,147
     24,346       VIAG AG. ...........................       9,780,590
     84,700       WASHINGTON WATER POWER CO ..........       1,482,250
    818,829       WESTERN RESOURCES, INC .............      27,328,417
    815,681       WISCONSIN ENERGY CORP ..............      24,980,230
    419,200       WPS RESOURCES CORP .................      14,252,800
                                                         -------------
                                                         2,816,740,775
                                                         -------------

                 UTILITIES-GAS & PIPELINE-0.97%
    154,300     o AMERICAN STANDARD COS, INC .........       4,320,400
     25,600       ATLANTA GAS LIGHT CO ...............         505,600
    302,494       ATMOS ENERGY CORP ..................       6,957,362
  6,320,400       BRITISH GAS CORP PLC ...............      24,925,154
    335,650       BROOKLYN UNION GAS CO ..............       9,817,762
    794,700       CABOT OIL & GAS CORP (CLASS A) .....      11,622,487
    909,137     o COASTAL CORP .......................      33,865,353
    276,000     o COLUMBIA GAS SYSTEMS, INC ..........      12,109,500
    760,200       CONSOLIDATED NATURAL GAS CO ........      34,494,075
         20     o DAE HAN CITY GAS ...................           1,031
    217,338       EASTERN ENTERPRISES ................       7,661,164
    325,045       EL PASO NATURAL GAS CO NEW .........       9,223,151
      6,287       ENERGIA E INDUSTRIAS
                   ARAGONESAS S.A. ...................          23,994
  2,013,000       ENRON CORP .........................      76,745,625
    633,200       ENSERCH CORP .......................      10,289,500
    493,075       EQUITABLE RESOURCES, INC ...........      15,408,593
     75,041       GAS NATURAL SDG S.A. ...............      11,690,840
     42,032       GENERALE DES EAUX ..................       4,201,909
  1,171,614       HONG KONG & CHINA GAS CO LTD .......       1,886,469
    258,700     o IONICS, INC ........................      11,253,450
      2,032       IPL ENERGY, INC ....................          47,488
     76,000       IPL ENERGY, INC (U.S.) .............       1,767,000
  1,540,000       ITALGAS S.P.A. .....................       4,686,066
     21,753       LYONNAISE DES EAUX-DUMEZ ...........       2,097,236
  1,126,376       MCN CORP ...........................      26,188,242
    119,000       NATIONAL FUEL GAS CO ...............       4,001,375
     65,500       NEW JERSEY RESOURCES CORP ..........       1,973,187
    561,940       NICOR, INC .........................      15,453,350
     11,600       NORTHWEST NATURAL GAS CO ...........         382,800
    252,100       ONEOK, INC .........................       5,766,787
  1,538,925       OSAKA GAS CO LTD ...................       5,325,847
    816,540       PACIFIC ENTERPRISES, INC ...........      23,067,255
  1,509,183       PANHANDLE EASTERN CORP .............      42,068,476
    283,815       PEOPLES ENERGY CORP ................       9,011,126
    603,656     o PRIMARK CORP .......................      18,109,680
    654,840       QUESTAR CORP .......................      21,937,140
    922,800       SONAT, INC .........................      32,874,750
     30,500       SOUTHWESTERN ENERGY CO .............         388,875
  1,511,288       TENNECO, INC .......................      74,997,667
  1,152,766       TOKYO GAS CO LTD ...................       4,067,668
    322,600       TRANS CANADA PIPELINES LTD .........       4,464,461
     15,000       TRANS CANADA PIPELINES LTD (U.S.) ..         206,250
      2,286       UGI CORP NEW .......................          47,434
    373,800       VALERO ENERGY CORP .................       9,158,100
     29,800       WASHINGTON ENERGY CO ...............         555,025
    641,600       WASHINGTON GAS LIGHT CO ............      13,152,800
    115,000       WESTCOAST ENERGY, INC ..............       1,686,341
     61,600       WESTERN GAS RESOURCES, INC .........         993,300
  1,030,665       WILLIAMS COS, INC ..................      45,220,426
    508,700       YANKEE ENERGY SYSTEMS, INC .........      12,844,675
                                                           -----------
                                                           669,544,246
                                                           -----------

                 UTILITIES-OTHER-0.05%
     81,948       AGUAS DE BARCELONA S.A. ............       2,445,300
      1,638     o AGUAS DE BARCELONA S.A. NEW ........          48,337
    521,100       ANGLIAN WATER PLC ..................       4,894,812
    439,936       AUTOPISTAS CONCESIONARIA
                   ESPANOLA S.A. .....................       5,004,421
    713,424       NORTH WEST WATER PLC ...............       6,823,198
    327,632       SOUTHERN WATER PLC .................       3,499,728
    717,619       THAMES WATER PLC ...................       6,261,664
    213,333       WELSH WATER PLC ....................       2,566,961
                                                            ----------
                                                            31,544,421
                                                            ----------

                UTILITIES TELEPHONE-6.21%
  1,346,874       ALLTEL CORP ........................      39,732,783
    131,300     o AMERICAN MOBILE SATELLITE CORP .....       4,021,062
  5,060,448       AMERITECH CORP NEW .................     298,566,432
 14,340,503       AT & T CORP ........................     928,547,569
    442,100       BCE, INC ...........................      15,315,812
     15,621       BCE, INC (U.S.) ....................         538,924
  3,899,744       BELL ATLANTIC CORP .................     260,795,380
  8,891,810       BELLSOUTH CORP .....................     386,793,735
 10,897,410       BRITISH TELECOMMUNICATIONS PLC .....      59,894,388
  3,667,919       CABLE & WIRELESS PLC ...............      26,196,130
    285,883     o CELLULAR COMMUNICATIONS OF
                   PUERTO RICO, INC ..................       7,933,253
    584,100       CINCINNATI BELL, INC ...............      20,297,475
     22,500     o COMMNET CELLULAR, INC ..............         649,687
    391,900       COMPANIA TELECOM DE CHILE S.A. ADR .      32,478,712
      1,976       DDI CORP ...........................      15,324,275
  1,961,100       FRONTIER CORP ......................      58,833,000
    469,625     o GLENAYRE TECHNOLOGIES, INC .........      29,234,156
      2,650       GN STORE NORD ......................         212,783
  8,605,712       GTE CORP ...........................     378,651,328
  4,600,000       HONG KONG TELECOMMUNICATIONS LTD ...       8,209,804
    921,600       KONINKLIJKE PTT NEDERLAND ..........      33,515,841
    110,000     o KOREA MOBILE TELECOMMUNUNICATIONS
                   CORP GDR ..........................       4,867,500
    757,100       LINCOLN TELECOMMUNICATIONS CO ......      15,993,737
  6,307,500       MCI COMMUNICATIONS CORP ............     164,783,437
    748,100     o MOBILE TELECOMMUNICATIONS
                   TECHNOLOGIES CORP .................      15,990,637

                       See notes to financial statements.

     SHARES                                                     VALUE
     ------                                                    -------

                 UTILITIES TELEPHONE-(Continued)

    686,500     o NEXTEL COMMUNICATIONS, INC
                   (CLASS A) .........................     $10,125,875
      2,126       NIPPON TELEGRAPH & TELEPHONE CORP ..      17,208,885
  3,844,444       NYNEX CORP .........................     207,599,976
  3,924,215       PACIFIC TELESIS GROUP ..............     131,951,729
    351,800       PHILIPPINE LONG DISTANCE
                   TELEPHONE CO ADR ..................      19,041,175
    119,000     o PORTUGAL TELECOM S.A. ..............       2,242,389
  7,628,680       SBC COMMUNICATIONS, INC ............     438,649,100
    611,800       SOUTHERN NEW ENGLAND
                   TELECOMMUNICATIONS CORP ...........      24,319,050
  3,047,919       SPRINT CORP ........................     121,535,770
    750,000       STET-SOCIETA FINANZIARIA TELEFONICA        2,121,525
    276,000     o TECHNOLOGY RESOURCES
                  INDUSTRIES BERHAD ..................         815,281
  1,175,000     o TELECOM ITALIA MOBILE DRNC .........       1,236,217
 12,145,026     o TELECOM ITALIA MOBILE S.P.A. .......      21,385,569
    235,400       TELE DANMARK AS (CLASS B) ..........      12,870,099
 19,091,760       TELECOM CORP OF NEW ZEALAND ........      82,382,471
 12,215,026       TELECOM ITALIA S.P.A. ..............      19,007,801
  1,525,000       TELECOM ITALIA S.P.A. DI RISP ......       1,865,776
  1,505,441       TELEFONICA DE ARGENTINA S.A.
                   (CLASS B) .........................       4,065,097
  1,637,959       TELEFONICA DE ESPANA S.A. ..........      22,682,849
  5,680,500       TELEFONOS DE MEXICO S.A. SERIES L ..       9,112,402
  1,509,000       TELEKOM MALAYSIA BERHAD ............      11,767,708
    318,030       TELEPHONE & DATA SYSTEMS, INC ......      12,562,185
    209,700       TELUS CORP .........................       2,460,005
  4,035,246       U.S. WEST COMMUNICATIONS GROUP .....     144,260,044
  3,971,146     o U.S. WEST MEDIA GROUP ..............      75,451,774
  5,474,416       VODAFONE GROUP PLC .................      19,591,527
  2,581,513     o WORLDCOM, INC ......................      90,998,338
                                                         -------------
                                                         4,314,688,457
                                                         -------------

               TOTAL COMMON STOCK
                (Cost $ 42,954,305,341)                 68,603,839,557



     PAR
    VALUE
    -----
                SHORT TERM INVESTMENTS-1.88%
                 BANK NOTES-0.07%
                  NATIONAL BANK OF DETROIT
 50,000,000       * 6.150%,  05/08/96 ................ 50,070,995
                                                       ----------

                 BANKERS ACCEPTANCES-0.08%
                  CORE STATES BANK N.A./
                   PHILADELPHIA NATIONAL BANK
 10,000,000         5.680%,  01/22/96 ................  9,966,155
                  FIRST NATIONAL BANK OF CHICAGO
 37,000,000         5.640%,  02/06/96 ................ 36,789,130
                  NATIONAL CITY BANK OF CLEVELAND
  5,000,000       # 5.730%,  01/11/96 ................  4,991,859
                  NATIONS BANK OF TEXAS
  4,000,000         5.630%,  02/02/96 ................  3,979,667
                                                       ----------
                                                       55,726,811
                                                       ----------

                 CERTIFICATES OF DEPOSIT-0.11%
                  CREDIT SUISSE
 45,000,000       # 5.700%,  02/15/96 ................ 45,007,411
                  MELLON BANK, N.A.
 15,000,000         5.700%,  02/29/96 ................ 15,003,723
                  NATIONAL WESTMINSTER BANK, U.S.A.
 15,000,000         5.810%,  01/31/96 ................ 15,002,931
                                                       ----------
                                                       75,014,065
                                                       ----------

                 COMMERCIAL PAPER-1.31%
                  AMERICAN EXPRESS CREDIT CORP
 35,000,000         5.580%,  03/22/96 ................ 34,551,884
                  ARIZONA PUBLIC SERVICE CO
 45,600,000         6.000%,  02/09/96 ................ 45,298,129
                  B.B.V. FINANCE (DELAWARE) INC
 11,000,000         5.680%,  02/05/96 ................ 10,935,429
                  CIESCO LP
 49,000,000         5.650%,  02/09/96 ................ 48,680,382
                  CIT GROUP HOLDINGS, INC
  5,000,000         5.680%,  02/09/96 ................  4,967,394
 25,000,000         5.350%,  04/02/96 ................ 24,645,243
                  COCA COLA CO
 18,000,000       # 5.520%,  02/16/96 ................ 17,865,379
  2,700,000         5.600%,  02/16/96 ................  2,679,818
 28,100,000      *# 5.520%,  03/11/96 ................ 27,782,688
                  COLUMBIA/HCA HEALTHCARE CORP
 15,000,000       # 6.030%,  01/02/96 ................ 14,995,842
  8,500,000       # 6.060%,  01/16/96 ................  8,477,531
                  CONAGRA, INC
 37,000,000         6.000%,  01/26/96 ................ 36,840,816
                  CORPORATE ASSET FUNDING CORP, INC
  5,594,000         5.680%,  02/02/96 ................  5,563,895
                  DILLARD INVESTMENT CO, INC
 36,500,000         5.850%,  01/11/96 ................ 36,434,095
                  DUPONT (E.I.) DE NEMOURS & CO
 40,150,000         5.820%,  01/12/96 ................ 40,070,861
                  ELI LILLY & CO
 30,000,000         5.680%,  02/23/96 ................ 29,742,532
                  FORD MOTOR CREDIT CO
  3,800,000       * 5.690%,  01/12/96 ................  3,792,482
 15,000,000         5.680%,  02/2/96 ................. 14,919,275
  6,000,000         5.650%,  02/14/96 ................  5,957,076
                  GENERAL ELECTRIC CAPITAL CORP
  6,000,000         5.670%,  01/31/96 ................  5,969,659
                  GENERAL MOTORS ACCEPTANCE CORP
 12,000,000         5.730%,  02/02/96 ................ 11,934,870
                  GOLDMAN SACHS GROUP, LP
 30,000,000       * 5.700%,  02/09/96 ................ 29,804,399
  8,000,000         5.720%,  02/09/96 ................  7,947,848
                  HOUSEHOLD FINANCE CORP
 18,000,000         5.750%,  01/04/96 ................ 17,989,580
 31,000,000         5.680%,  01/30/96 ................ 30,848,306
                  IBM CREDIT CORP
  4,000,000         5.800%,  01/26/96 ................  3,983,057
                  MCI COMMUNICATIONS CORP
  7,000,000         5.480%,  03/26/96 ................  6,905,966
                  MCKENNA TRIANGLE NATIONAL CORP
 15,000,000         5.750%,  01/25/96 ................ 14,938,866
 20,000,000         5.600%,  02/05/96 ................ 19,882,510
                  MERRILL LYNCH & CO, INC
 10,000,000         5.630%,  02/29/96 ................  9,904,616
                  MORGAN STANLEY GROUP, INC
 25,000,000         5.550%,  02/22/96 ................ 24,789,235
                  NATIONAL RURAL UTILITIES
                   COOPERATIVE FINANCE
 29,000,000         5.670%,  01/26/96 ................ 28,876,958
                  NATIONSBANK CORP
 21,000,000         5.650%,  02/15/96 ................ 20,846,430
                  PENNEY (J.C.) FUNDING CORP
 45,000,000       * 5.660%,  02/9/96 ................. 44,706,498
                  PHH CORP
 30,000,000         5.700%,  01/19/96 ................ 29,906,951
 11,000,000         5.520%,  02/23/96 ................ 10,905,497


                       See notes to financial statements.

      PAR
     VALUE                                                 VALUE
     ------                                               -------

                 COMMERCIAL PAPER-(Continued)

                  PHILIP MORRIS COS, INC
  9,700,000         5.620%,  01/9/96 .................$ 9,685,541
 25,000,000         5.550%,  01/26/96 ................ 24,893,763
                  ST. PAUL COS
 49,500,000         5.880%,  01/02/96 ................ 49,486,524
                  SOUTHERN CALIFORNIA EDISON CO
 30,000,000         5.470%,  03/26/96 ................ 29,596,982
                  TEXAS UTILITIES ELECTRIC CO
  9,000,000         5.970%,  01/12/96 ................  8,981,915
                  XEROX CORP
 19,000,000         5.450%,  03/13/96 ................ 18,779,335
                  XEROX CREDIT CORP
 30,000,000       * 5.620%,  02/16/96 ................ 29,775,798
                                                      -----------
                                                      905,541,855
                                                      -----------


                 EURO CERTIFICATES OF DEPOSIT-0.02%
                  ABBEY NATIONAL TREASURY SERVICES
 20,000,000      *# 5.650%,  03/15/96 ................ 20,005,248
                                                       ----------

                 GOVERNMENT AGENCIES-0.03%
                  FEDERAL HOME LOAN BANK
 10,000,000         6.015%,  06/03/96 ................ 10,029,648
                  FEDERAL HOME LOAN MORTGAGE CORP
 14,000,000       * 5.470%,  03/07/96 ................ 13,854,255
                                                       ----------
                                                       23,883,903
                                                       ----------

                MEDIUM TERM NOTES-0.04%
                  MORGAN GUARANTY TRUST CO
 25,000,000         6.080%,  05/16/96 ................ 25,000,124
                                                       ----------


                U.S. TREASURY NOTES-0.08%
                  U.S. TREASURY NOTES
 20,000,000         4.000%,  01/31/96 ...............  19,972,060
 18,000,000         4.625%,  02/29/96 ...............  17,980,382
 15,000,000         5.125%,  03/31/96 ...............  14,992,963
                                                       ----------
                                                       52,945,405
                                                       ----------

                VARIABLE RATE NOTES-0.14%
                  BOATMANS BANK KANSAS CITY
 25,000,000         5.923%,  06/12/96 ................ 24,992,500
                  FEDERAL FARM CREDIT BANKS
  5,000,000         5.800%,  05/06/96 ................  5,001,500
                  FORD MOTOR CREDIT CO
 15,000,000         6.012%,  09/15/96 ................ 14,997,000
                  GENERAL ELECTRIC CAPITAL CORP
 10,000,000       * 5.650%,  05/15/96 ................  9,996,000
                  GENERAL MOTORS ACCEPTANCE CORP
  5,000,000         6.013%,  02/22/96 ................  4,999,000
                  GOLDMAN SACHS GROUP, LP
 10,000,000       # 6.107%,  02/15/96 ................  9,997,000
                  PNC BANK, N.A.
 10,000,000         5.937%,  03/14/96 ................  9,998,000
                  WACHOVIA BANK OF NORTH CAROLINA
 15,000,000       * 5.750%,  01/16/96 ................ 14,997,000
                                                       ----------
                                                       94,978,000
                                                       ----------


              TOTAL SHORT TERM INVESTMENTS
               (Cost $ 1,303,389,223)...            1,303,166,406
                                                  ---------------


                ROUNDING................                    1,160

              TOTAL PORTFOLIO
               (Cost $ 44,503,997,087)..          $70,203,332,568
                                                  ===============


________________
o NON-INCOME PRODUCING
+ AFFILIATE HOLDING
x IN BANKRUPTCY
# RESTRICTED
* ALL OR A PORTION OF THIS  SECURITY  HAS BEEN  SEGREGATED  BY THE  CUSTODIAN TO
COVER MARGIN OR OTHER REQUIREMENTS ON OPEN FUTURES CONTRACTS, COVERED CALL OPTIONS WRITTEN AND SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.

                        COLLEGE RETIREMENT EQUITIES FUND
             TRANSACTIONS WITH AFFILIATED COMPANIES - STOCK ACCOUNT
                       JANUARY 1, 1995 - DECEMBER 31, 1995

                                                  VALUE AT             PURCHASES                        SALES
                                                DECEMBER 31,       ----------------             --------------------
          ISSUE                                     1994           SHARES         COST          SHARES      PROCEEDS
          -----                               ---------------      ------         ----          ------      --------


    + ACMA LTD ............................  $  45,166,467       2,754,400             -                           -
      ACME LANDIS HOLDINGS LTD ............      1,376,788               -             -                           -
      AFFYMETRIX INC, SERIES A SR CV ......      4,999,995               -             -                           -
      APACHE CORP .........................             **         695,000   $18,885,640         79,700   $2,391,126
   ~* ASIA PACIFIC RESOURCES INTERNATIONAL              **       1,350,000    10,125,000              -            -
      AYDIN CORP ..........................      3,706,237               -             -          5,900       87,872
    * CHAMPION TECHNOLOGY HOLDINGS ........     24,915,791       2,590,000       474,786    122,325,139   10,563,409
    * CLIFFS DRILLING CO ..................      2,621,366               -             -         20,700      258,460
    * CONTEL CELLULAR, INC ................     12,947,550               -             -        519,200   13,239,600
      DUPLEX PRODUCTS, INC ................      3,796,100               -             -         10,900       91,858
      FMC CORP NEW ........................             **         568,400    41,268,813              -            -
      GENERAL SIGNAL CORP .................     96,896,812         116,800     4,144,858         64,100    2,354,659
    * GMIS, INC ...........................     10,598,250               -             -        153,900    3,213,688
    * GOLDTRON LTD ........................     31,705,109               -             -     23,130,000   19,289,630
      GRACE (W.R.) & CO ...................    304,349,550           3,900       156,078        646,200   37,422,487
      INNOVATIVE INTERNATIONAL HOLDINGS LTD     10,393,480         420,000        66,963              -            -
    * LAMEX HOLDINGS ......................             **       3,172,000     1,421,116      4,646,000    1,309,211
    * LENNAR CORP .........................             **          91,200     1,536,704         72,500    1,412,983
    * LINKFUL INTERNATIONAL HOLDINGS ......      4,332,064               -             -     49,290,000    3,673,859
      LUKS INDUSTRIAL CO ..................      7,388,777       1,126,000       140,503      2,962,000      360,587
      MALLINCKRODT GROUP, INC .............    127,185,343          56,700     1,870,827         19,700      603,280
      NEWPORT CORP ........................      3,667,300               -             -         30,600      249,256
   ~* OWEN HEALTHCARE, INC ................             **          75,000     1,198,125              -            -
    * PARAGON TRADE BRANDS, INC ...........      8,209,700               -             -         67,100      968,812
      PICCADILLY CAFETERIAS, INC ..........      4,461,064          99,431       798,362              -            -
    * SAFEGUARD HEALTH ENTERPRISES, INC ...      2,161,725               -             -         15,000      175,950
    * SANTE FE PACIFIC GOLD CORP ..........     94,758,699         156,300     1,678,950      1,283,600   16,634,296
      SOUTH CHINA HOLDINGS ................      6,441,046               -             -              -            -
      SOUTH CHINA INDUSTRIES LTD ..........      6,856,142               -             -      1,000,000      115,619
      SPAGHETTI WAREHOUSE, INC ............      1,591,687               -             -          1,400        7,570
      STEWART INFORMATION SERVICES CORP ...      5,953,200               -             -         46,900      940,161
      TPI ENTERPRISES, INC ................      4,930,550               -             -        165,400      849,794
    * UNION CORP ..........................      4,218,500               -             -         52,100      803,710
    * WHITE MARTIN S.A ....................        834,861               -             -     17,650,000      225,246
    * WISER OIL CO ........................      7,062,300               -             -         63,900      830,111
    * YANKEE ENERGY SYSTEMS, INC ..........     11,542,725               -             -         15,500      327,527
                                             -------------                   -----------                ------------
TOTAL AFFILIATED TRANSACTIONS .............  $ 855,069,178                   $83,766,725                $118,400,761
                                             =============                   ===========                ============



                                                 REALIZED         DIVIDEND
          ISSUE                                 GAIN (LOSS)        INCOME
          -----                                 -----------      ----------

    + ACMA LTD ............................              -      $  893,939
      ACME LANDIS HOLDINGS LTD ............              -         112,548
      AFFYMETRIX INC, SERIES A SR CV ......              -               -
      APACHE CORP .........................  $     579,720         549,652
   ~* ASIA PACIFIC RESOURCES INTERNATIONAL               -               -
      AYDIN CORP ..........................        (22,062)              -
    * CHAMPION TECHNOLOGY HOLDINGS ........    (19,562,450)              -
    * CLIFFS DRILLING CO ..................         23,733               -
    * CONTEL CELLULAR, INC ................      3,187,547               -
      DUPLEX PRODUCTS, INC ................        (66,856)              -
      FMC CORP NEW ........................              -               -
      GENERAL SIGNAL CORP .................        330,108       2,205,336
    * GMIS, INC ...........................      1,308,690               -
    * GOLDTRON LTD ........................      1,327,812         240,056
      GRACE (W.R.) & CO ...................     14,341,818       8,886,867
      INNOVATIVE INTERNATIONAL HOLDINGS LTD              -         658,849
    * LAMEX HOLDINGS ......................        (16,867)              -
    * LENNAR CORP .........................        691,041          66,734
    * LINKFUL INTERNATIONAL HOLDINGS ......     (8,379,775)        127,438
      LUKS INDUSTRIAL CO ..................       (374,657)         64,810
      MALLINCKRODT GROUP, INC .............        135,154       2,464,041
      NEWPORT CORP ........................       (252,251)         17,908
   ~* OWEN HEALTHCARE, INC ................              -               -
    * PARAGON TRADE BRANDS, INC ...........     (1,131,058)              -
      PICCADILLY CAFETERIAS, INC ..........              -         308,563
    * SAFEGUARD HEALTH ENTERPRISES, INC ...          4,010               -
    * SANTE FE PACIFIC GOLD CORP ..........      1,834,814         371,189
      SOUTH CHINA HOLDINGS ................              -         418,394
      SOUTH CHINA INDUSTRIES LTD ..........        (57,999)        437,396
      SPAGHETTI WAREHOUSE, INC ............        (11,298)              -
      STEWART INFORMATION SERVICES CORP ...        408,930          76,701
      TPI ENTERPRISES, INC ................       (369,729)              -
    * UNION CORP ..........................       (124,212)              -
    * WHITE MARTIN S.A ....................         67,924               -
    * WISER OIL CO ........................       (152,192)        189,920
    * YANKEE ENERGY SYSTEMS, INC ..........         51,120         327,230
                                             -------------   -------------
TOTAL AFFILIATED TRANSACTIONS .............  $  (6,228,985)    $18,417.571
                                             =============   =============



** Not an Affiliate as of January 1, 1995
*  Not an Affiliate as of December 31, 1995
+  Stock Split
~  Shares outstanding increased

                        COLLEGE RETIREMENT EQUITIES FUND

                           Participant Voting Results
                                December 31, 1995
                           --------------------------


CREF's annual meeting was held on November 13, 1995.

The annual meeting involved the election of trustees. The five trustees elected to four-year terms at the annual meeting were:

     Gary  P.  Brinson   (21,305,622,077  (95.3%)  votes  were  cast  in  favor,
     1,029,004,469  (4.6%) votes were cast in opposition and  15,503,835  (0.1%)
     abstained).

     Nancy  L.  Jacob   (21,341,155,654   (95.5%)  votes  were  cast  in  favor,
     993,470,892  (4.4%) votes were cast in  opposition  and  15,503,835  (0.1%)
     abstained).

     Martin L. Leibowitz (21,307,198,822 (95.3%) votes were cast in favor, 1,027,427,724 (4.6%) votes were cast in opposition and 15,503,835 (0.1%)
     abstained).

     Jay  O.   Light   (21,314,334,602   (95.3%)   votes  were  cast  in  favor,
     1,020,291,943  (4.6%) votes were cast in opposition and  15,503,835  (0.1%)
     abstained).

     Eugene  C.  Sit   (21,274,659,307   (95.2%)   votes  were  cast  in  favor,
     1,059,967,238  (4.7%) votes were cast in opposition and  15,503,835  (0.1%)
     abstained).

The other trustees currently in office are Robert H. Atwell, Elizabeth E. Bailey, John H. Biggs, Andrew F. Brimmer, Joyce A. Fecske, Edes P. Gilbert, Stuart Tse Kong Ho, Thomas W. Jones, Marjorie Fine Knowles, Robert M. Lovell, Jr., Robert C. Merton, Stephen A. Ross, Maceo K. Sloan, Harry K. Spindler, and David K. Storrs.

One shareholder proposal was submitted to a vote of CREF Participants, asking CREF to divest its holdings in tobacco manufacturers.

     For the Stock Account, 3,912,404,083 (19.8%) votes were cast in favor, 14,594,030,288 (73.8%) votes were cast in opposition and 1,257,784,135
     (6.4%) abstained. The proposal was defeated.

     For the Global Equities Account, 226,245,897 (23.3%) votes were cast in favor, 685,691,846 (70.4%) votes were cast in opposition and 61,318,545 (6.3%) abstained. The proposal was defeated.

     For the Growth Account, 62,918,340 (20.7%) votes were cast in favor, 223,083,832 (73.6%) votes were cast in opposition and 17,389,817 (5.7%)
     abstained. The proposal was defeated.

     For the Equity Index Account, 18,247,591 (22.3%) votes were cast in favor, 58,982,001 (72.1%) votes were cast in opposition and 4,621,124 (5.6%)
     abstained. The proposal was defeated.

Shareholders also ratified the election of Deloitte & Touche LLP as the independent auditors for CREF for the fiscal year ending December 31, 1995. 21,504, 572,175 (96.2%) votes were cast in favor, 377,093,778 (1.7%) votes were cast in opposition and 468,464,428 (2.1%) abstained.

COLLEGE RETIREMENT EQUITIES FUND
730 Third Avenue
New York, NY 10017-3206
212/490-9000                                    [logo] Printed on recycled paper